Semi-Annual
                                     Report


                           [1784 Boston logo omitted]


                                 To Shareholders


                                November 30, 1999

TABLE OF CONTENTS
---------------------------------------
LETTER TO SHAREHOLDERS                1
PERFORMANCE HIGHLIGHTS                2
TERMS YOU NEED TO KNOW                4
FUND OBJECTIVES                       5
INVESTMENT ADVISER'S REPORT           6
FINANCIAL STATEMENTS                 10

--------------------------------------------------------------------------------
     BOSTON 1784 FUNDS:
     [Bullet] ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

     [Bullet] ARE NOT GUARANTEED BY BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES;

     [Bullet] ARE NOT DEPOSITS OR OBLIGATIONS OF BANKBOSTON, N.A. OR ANY
              OF ITS AFFILIATES;

     [Bullet] INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
              AMOUNT INVESTED.

     BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER AND SHAREHOLDER
     SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE
     DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., A PARTY INDEPENDENT
     OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. INVESTMENT COUNSELORS
     ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A.
--------------------------------------------------------------------------------

                                                               BOSTON 1784 FUNDS


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
[ROBERT A. NESHER PHOTO OMITTED]

It is a pleasure to provide you with this semi-annual report for Boston 1784 Funds. In September 1999, the Funds achieved another milestone, surpassing $10 billion in total assets. As of November 30, 1999, there were $10.4 billion in total assets in the Funds.

You will find detailed information on the performance of individual Boston 1784 Funds in this report. Several Funds deserve special mention, however, as a result of their performance against their respective peer groups. According to Lipper rankings for the twelve months ended November 30, 1999:*

[Bullet] BOSTON 1784 TAX-FREE MONEY MARKET FUND ranked 7th out of 134 funds
         (top 6%) in the Lipper Tax-Exempt Money Market Funds category.

[Bullet] BOSTON 1784 U.S. TREASURY MONEY MARKET FUND ranked 17th out of 91 funds
         (top 19%) in the Lipper U.S. Treasury Money Market Funds category.

[Bullet] BOSTON 1784 INTERNATIONAL EQUITY FUND ranked 73rd out of 604 funds
         (top 13%) in the Lipper International Funds category.

[Bullet] BOSTON 1784 ASSET ALLOCATION FUND ranked 138th out of 444 funds
         (top 32%) in the Lipper Balanced Funds category.

Please remember that a Fund's performance in the past is not necessarily an indication of how a Fund will do in the future. The Funds' total returns and resulting rankings reflect advisory fee and expense waivers.

I would like to draw your attention also to information relating to the merger of BankBoston Corporation and Fleet Financial Group, Inc. and the succession of Oechsle International Advisors LLC as co-adviser of the International Equity Fund. This information can be found under "Recent Developments" on page 87 of this report.

We are always ready to provide you with information to help you make sound investment decisions. If you have questions about any Boston 1784 Fund or your account, or would like a copy of the most recent prospectus, we invite you to contact your Investment Counselor or call 1-800-BKB-1784, Monday through Friday from 8:00 a.m. to 6:00 p.m. (Eastern time). Our automated system is ready also 24 hours a day to provide you with account information.

Thank you for choosing Boston 1784 Funds to help meet your investment goals.

                                   Sincerely,



                                   /s/signature omitted



                                   Robert A. Nesher
                                   President
                                   Boston 1784 Funds


*For the five years ended November 30, 1999:
Boston 1784 Tax-Free Money Market Fund ranked 11th out of 108 funds in the Lipper Tax-Exempt Money Market Funds category. Boston 1784 U.S. Treasury Money Market Fund ranked 16th out of 70 funds in the Lipper U.S. Treasury Money Market Funds category. Boston 1784 Asset Allocation Fund ranked 74th out of 209 funds in the Lipper Balanced Funds category.

PERFORMANCE HIGHLIGHTS OF THE FUNDS
--------------------------------------------------------------------------------
FOR THE PERIOD JUNE 1, 1999 THROUGH NOVEMBER 30, 1999

                                                                                                                INCOME
                                     TOTAL NET ASSETS   TOTAL RETURN(1)   NAV SHARE PRICE        YIELD       DISTRIBUTIONS
                                          11-30-99                     11-30-99  HIGH   LOW   30-DAY  7-DAY      PER
                                        (IN MILLIONS)                                                           SHARE
                                 ---------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
Boston 1784 Tax-Free Money Market         $1,058.1           1.53%       $1.00  $1.00  $1.00    N/A    3.36%    $ 0.02
Boston 1784 U.S. Treasury Money Market       387.1           2.25         1.00   1.00   1.00    N/A    4.90       0.02
Boston 1784 Prime Money Market               170.8           2.43         1.00   1.00   1.00    N/A    4.99       0.02
------------------------------------------------------------------------------------------------------------------------------
BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------
Boston 1784 Short-Term Income               $145.7           1.59%       $9.91 $10.03  $9.90    5.86%   N/A     $ 0.27
Boston 1784 Income                           330.3           0.15         9.60   9.92   9.59    6.08    N/A       0.29
Boston 1784 U.S. Government
Medium-Term Income                           268.8           0.71         9.27   9.44   9.23    5.59    N/A       0.25
------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------
Boston 1784 Tax-Exempt
Medium-Term Income                          $345.2          (2.33)%      $9.76 $10.30  $9.71    4.68%   N/A     $ 0.22
Boston 1784 Connecticut
Tax-Exempt Income                            178.3          (1.87)       10.19  10.64  10.08    4.62    N/A       0.23
Boston 1784 Florida
Tax-Exempt Income                             68.9          (2.03)        9.70  10.10   9.56    4.58    N/A       0.22
Boston 1784 Massachusetts
Tax-Exempt Income                            252.1          (1.88)        9.97  10.36   9.83    4.61    N/A       0.23
Boston 1784 Rhode Island
Tax-Exempt Income                             97.0          (2.46)        9.97  10.47   9.86    4.70    N/A       0.23
------------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS
------------------------------------------------------------------------------------------------------------------------------
Boston 1784 Asset Allocation                $ 53.8           7.04%      $15.36 $15.89 $14.67    2.43%   N/A     $ 0.21
Boston 1784 Growth and Income                516.7           9.56        21.96  24.42  21.41     N/A    N/A         --
Boston 1784 Growth                           249.4          43.20        16.10  17.49  11.78     N/A    N/A         --
Boston 1784 International Equity             477.3          42.75        15.35  17.73  13.03     N/A    N/A         --


Performance data represent past results and are no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Yield fluctuates. Yield reflects the portfolio's earning power, net of fund expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) Returns are for the period indicated and have not been annualized.

                                       2

                                                               BOSTON 1784 FUNDS
TOTAL RETURN FOR THE PERIOD
JUNE 1, 1999 - NOVEMBER 30, 1999
--------------------------------------------------------------------------------
[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:



BOSTON
1784 FUNDS               TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999 (1)

TAX-FREE MONEY MARKET                1.53

U.S. TREASURY MONEY MARKET           2.25

PRIME MONEY MARKET                   2.43

SHORT-TERM INCOME                    1.59

INCOME                               0.15

U.S. GOVERNMENT MEDIUM-TERM INCOME   0.71

TAX-EXEMPT MEDIUM-TERM INCOME       (2.33)

CONNECTICUT TAX-EXEMPT INCOME       (1.87)

FLORIDA TAX-EXEMPT INCOME           (2.03)

MASSACHUSETTS TAX-EXEMPT INCOME     (1.88)

RHODE ISLAND TAX-EXEMPT INCOME      (2.46)

ASSET ALLOCATION                     7.04

GROWTH AND INCOME                    9.56

GROWTH                              43.20

INTERNATIONAL EQUITY                42.75



(1) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

TERMS YOU NEED TO KNOW
--------------------------------------------------------------------------------
ADVISER is an organization employed by a mutual fund to give professional advice on the fund's investments and asset management practices
(also called the investment adviser).

ASSETS are the investment holdings and cash owned by a mutual fund.

AVERAGE-WEIGHTED-MATURITY is an average of the maturity dates of the various securities in a mutual fund based on the dollar value of those securities. It is calculated by multiplying the market value of each portfolio security by the time remaining to its maturity, adding these calculations and then dividing the total by the market value of the portfolio.

BASIS POINT is one one-hundredth of a percentage point.

CAPITAL APPRECIATION is the increase in the market value of a mutual fund's securities, as reflected in the net asset value of the fund's shares. Capital appreciation (or growth) is a specific long-term objective of many mutual funds.

COUPON RATE is the stated interest rate on a bond.

DIVERSIFICATION is the practice of investing broadly across a number of securities to reduce risk; a hallmark of mutual fund investing.

DURATION is a weighted average term-to-maturity of a mutual fund security's cash flow.

EXPENSE RATIO is a fund's cost of doing business -- disclosed in the prospectus -- as a percent of its assets.

INCOME is the dividends, interest, and/or short-term capital gains paid to a mutual fund's shareholders. Income is earned on a fund's investment portfolio after deducting operating expenses.

INVESTMENT OBJECTIVE is the goal -- long-term capital growth or current income, for example -- that an investor and mutual fund pursue together.

LIQUIDITY is the ability to redeem (sell back) all or part of your mutual fund shares on any business day and receive the current value (which may be more or less than the original cost).

MANAGEMENT FEE is the amount paid by a mutual fund to the investment adviser for its services.

NET ASSET VALUE PER SHARE (NAV) is the market worth of one share of a mutual fund. This figure is derived by taking a fund's total assets -- securities, cash and any accrued earnings -- deducting liabilities, and dividing by the number of shares outstanding.

PRINCIPAL is the basic amount of money you invest, not to be confused with reinvested dividends or capital gains.

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions. This is based on a formula set by the Securities and Exchange Commission.

YIELD is the percentage rate at which a fund's portfolio earns income for its investors, based on a formula set by the Securities and Exchange Commission.

                                                              BOSTON 1784 FUNDS

FUND OBJECTIVES

--------------------------------------------------------------------------------

MONEY MARKET FUNDS
[Bullet] BOSTON 1784 TAX-FREE MONEY MARKET FUND
         To preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income that is exempt from federal income tax.
[Bullet] BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
         To preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.
[Bullet] BOSTON 1784 PRIME MONEY MARKET FUND
         To preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.


BOND FUNDS
[Bullet] BOSTON 1784 SHORT-TERM INCOME FUND
         To provide investors with maximum current income, and, as a secondary goal, to preserve investors' capital. n Boston 1784 Income Fund To provide investors with maximum current income, and, as a secondary goal, to preserve investors' capital.
[Bullet] BOSTON 1784 INCOME FUND
         To provide investors with maximum current income, and, as a secondary goal, to preserve investors' capital.
[Bullet] BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
         To provide investors with current income consistent with preservation of capital.


TAX-EXEMPT FUNDS
[Bullet] BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
         To provide investors with current income, exempt from federal income tax, consistent with preservation of capital.
[Bullet] BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
         To provide investors with current income exempt from both federal and Connecticut personal income tax, with a secondary goal of preserving capital.
[Bullet] BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
         To provide investors with current income exempt from federal income tax through Fund shares which are exempt from Florida intangible personal property tax, with a secondary goal of preserving capital.
[Bullet] BOSTON 1784 MASSACHUSETTS TAX-EXEMPT
         Income Fund To provide investors with current income exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.
[Bullet] BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
         To provide investors with current income exempt from federal income tax and Rhode Island personal income and business corporation taxes, with a secondary goal of preserving capital.


STOCK FUNDS
[Bullet] BOSTON 1784 ASSET ALLOCATION FUND
         To provide investors with a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities.
[Bullet] BOSTON 1784 GROWTH AND INCOME FUND
         To provide investors with long-term growth of capital with a secondary goal of income.
[Bullet] BOSTON 1784 GROWTH FUND
         To provide investors with capital appreciation. Dividend income, if any, is incidental to this goal.
[Bullet] BOSTON 1784 INTERNATIONAL EQUITY FUND
         To provide investors with long-term growth of capital. Dividend income, if any, is incidental to this goal.

INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------
[EDWARD G. RILEY, JR. PHOTO OMITTED]

It's a good thing records are made to be broken, because the economy and the financial markets seem to break new ground with each new government press release and closing bell.
   The economy, which several quarters ago broke the record for longest peacetime expansion, is nudging the mark for longest expansion ever. Economic
(GDP) growth in the third calendar quarter of 1999 surged 5.5%, evidence of the tremendous momentum in consumer sectors like autos (which also set a new sales record) and Internet-related e-commerce activity. Equally impressive are strong employment growth and a persistently low unemployment rate of 4.2% to 4.4%.
   To be sure, 5.5% GDP growth is well above the Federal Reserve Board's 3% speed limit, and the Board has taken steps to slow the economy--and lower the risk of inflation--with three increases in the Federal Funds Rate since June 1999. The rate currently stands at 5.50%.
   But strong employment/low unemployment are great enhancers of consumer confidence and spending, which are the fuel for current economic growth. Couple these with the hard-to-quantify impact of Y2K-related stockpiling and a broad rebound in business activity overseas and you have an economy that seems impervious, so far, to interest rate increases.
   In recent months, some experts have advanced the notion that inflation is dead, and when it hovered around 1.5% it was certainly not much of an issue. But it can also be argued that high growth, low unemployment and rising spending must eventually lead to inflation. The reason: simple supply-and-demand factors will push up the price of goods, while higher wages will push up the cost of manufacturing. And with inflation at present a less benign 2.6%, pressure on prices--and the Federal Reserve Board--are building.

STOCK MARKET REVIEW
   The soaring stock market is also contributing to inflationary pressure by boosting the confidence of virtually any consumer with a 401(k)

   [down jones line chart omitted]

   DOW JONES INDUSTRIAL AVERAGE
   NOVEMBER 1998-NOVEMBER 1999

   PLOT POINTS FOLLOWS:

   9116   11/98
   9274
   9358   12/98
   9306
   9786    1/99
   10789
   11107   2/99
   10799
   11066   3/99
   11002
   10655   4/99
   11117   5/99
   10829   6/99
   11030   7/99
   10337   8/99
   10729   9/99
   11035  10/99
   10877  11/99

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
plan--provided he or she has invested liberally in technology and Internet stocks. The "new economy" stocks have driven the NASDAQ and other indices to record highs, with the Dow Jones Industrial Average breaking the 11,000 barrier and the Standard & Poor's 500 Composite Index ("S&P 500") rising above 1400.
   In reality, however, we are in the midst of a "tale of two markets." Exclude the gains in technology and Internet stocks from the S&P 500 and you discover an equity market that has gained little or no ground in the last 12 months. However, investors who positioned their portfolios correctly profited handsomely. For example, on November 30, 1999, Boston 1784 Growth Fund, which is heavily invested in technology and Internet ("new economy") stocks, was up 40.64% since January 1999.
   It is interesting, however, that even absent technology-related issues, the broader markets have managed to hold their ground despite developments that once would have been an anathema to stock prices. We've already discussed the 1-percentage-point increase in inflation and the Federal Reserve Board's response. Also noteworthy is the increase in long-term interest rates, from 4.7% a little more than a year ago to about 6.25% as of November 30, 1999. Even so, the S&P 500 manages to sustain a relatively high price/earnings multiple of 24 times.
   Not to be outdone by U.S. indices, the international markets have posted strong results this year. As economic pressures have eased, business activity has increased and interest in equities has been revived. Even Japanese markets zoomed upward, although they have calmed recently. Investors in Boston 1784 International Equity Fund have been among the beneficiaries of this improvement, with that Fund gaining 38.25% since January 1999.


   [PACIFIC STOCK EXCHANGE LINE CHART OMITTED]

   PLOT POINTS FOLLOWS:

   PACIFIC STOCK EXCHANGE TECHNOLOGY INDEX
   NOVEMBER 1998-NOVEMBER 1999

   412   11/98
   449   12/98
   515    1/99
   462    2/99
   506    3/99
   514    4/99
   546    5/99
   612    6/99
   596    7/99
   649    8/99
   627    9/99
   664   10/99
   816   11/99



   Overall, the outlook for equities remains positive. While the flow of funds into equity mutual funds is down 50% from last year, it remains at about a $120 billion annual rate, providing plenty of liquidity for further gains. In addition, a high level of merger and acquisition activity, coupled with aggressive stock buy-back programs on the part of many corporations, has tightened the supply of stocks. We could well see a rise in merger

--------------------------------------------------------------------------------
and acquisition activity in the coming months, as corporations race to beat the elimination of pooling-of-interest accounting later in 2000. The equity market may also respond positively as Y2K fears abate in the first quarter.
   Regardless of these factors, however, the market will remain caught in a clash between "new economy" stocks and the Federal Reserve Board's need to slow growth. Although the Federal Reserve Board has stated that it will not move solely to influence stock market activity, it's clear that the Open Market Committee is concerned about the impact of the "wealth effect" on the economy.

   [30-YEAR TREASURY LINE CHART OMITTED]

     PLOT POINTS FOLLOWS:
   30-Year Treasury Bond
November 1998-November 1999
  Yield
   5.07  11/98
   5.09   1/99
   5.63   3/99
   5.84   5/99
   6.10   7/99
   6.05   9/99
   6.28  11/99



BOND MARKET REVIEW
   It's clear that the bond market shares the Federal Reserve Board's concern about the rapid pace of potentially inflationary economic growth--and that it has reacted far more negatively than the stock market to inflation fears. This year's surge in energy prices and overall increases in commodity prices have not helped matters.
   In response, wary bond investors have pushed long-term interest rates up approximately 1.5% since last fall, from 4.7% to about 6.25% on November 30, 1999. Regardless of the measurable level of inflation, interest rates now include an "inflation premium." In addition, higher rates are supported by an excess supply of corporate debt issues as the flow of funds into bond mutual funds remains a trickle.
   While it appears that economic momentum will remain strong, we expect the Federal Reserve Board to assume a cautious stance in the short term, tempering rate increases in order to avoid a dramatic and potentially damaging stock market correction. Over the long term, however, the Federal Reserve Board will get ahead of the curve and manage to slow the momentum of the stock market and the economy.
   That will be good news for bond investors, as interest rates are likely to decline accordingly. While cyclical pressures may push up interest rates over the short term, long-term secular trends remain deflationary. For example, an aging population continues to focus on saving rather than spending. So despite temporary cyclical blips, the overall trend in inflation and interest rates is downward.

                                                               BOSTON 1784 FUNDS

--------------------------------------------------------------------------------
MONEY MARKET REVIEW
   Focusing on its mission to control inflation, the Federal Reserve Board has raised short-term interest rates three times in 0.25% increments since June 1999, pushing the Federal Funds Rate from 4.75% to 5.50%. While that has been good news for money market investors, whether the trend is sustained depends as much on the Federal Reserve Board's fear of a severe stock market correction as it does on economic growth. Once again, the Federal Reserve Board finds itself in a precarious position, trying to cool an overheated economy (and stock market) without ushering in a severe decline in economic activity. Consequently, it is likely to remain in a reactive mode in the year ahead--with much more than money market interest rates hanging in the balance.
   We believe that economic growth is somewhat self-limiting, that the Federal Reserve Board will be able to move in a timely but temperate fashion, and that the prevailing upward momentum in stocks will continue. We worry about a world where chat rooms have become a primary source of guidance for many investors, and time horizons are measured by the refresh rate on an investor's Web browser. In our view, though, investors with a disciplined, long-term outlook and sound asset allocation strategy have little reason to worry.

   /s/signature omitted

Edward G. Riley, Jr.
BankBoston, N.A.

MR. RILEY LEFT BANKBOSTON ON DECEMBER 31, 1999 TO PURSUE OTHER OPPORTUNITIES. THIS REPORT COVERS THE PERIOD ENDING NOVEMBER 30, 1999, DURING WHICH TIME HE WAS ASSOCIATED WITH BANKBOSTON.

[FEDERAL FUNDS LINE CHART OMITTED]

PLOT POINTS FOLLOWS:

FEDERAL FUNDS RATE
NOVEMBER 1996-NOVEMBER 1999

5.31   11/96
5.50    5/97
5.50   11/97
5.50    5/98
4.75   11/98
4.75    5/99
5.50   11/99
as of November 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND

[PIE CHART OMITTED]

plot points follows:

Transportation Bonds                   2%
Utility Bonds                         14%
General Obligation Bonds              15%
Cash Equivalents                       6%
Tax-Exempt Commercial Paper            6%
Other Revenue Bonds                    3%
Education Bonds                       11%
Health Care Bonds                     12%
Industrial Development &
Pollution Control Bonds               15%
Bond Anticipation Notes                5%
Water & Sewer Bonds                    7%
Housing Bonds                          4%

% OF TOTAL PORTFOLIO INVESTMENTS



DESCRIPTION                       PAR (000)    VALUE (000)


MUNICIPAL BONDS -- 92.0%
  ALASKA -- 0.9%
   Valdez, Arco Transportation
      Project RB
       3.300%, 02/17/00            $ 9,500         $ 9,500
                                                ----------
  ARIZONA -- 3.7%
   Pima County, Industrial
      Development Authority RB (A)
       4.000%, 12/01/99             19,000          19,000
   Salt River, Series A
       3.400%, 02/11/00             20,000          20,000
                                                ----------
                                                    39,000
                                                ----------
  CALIFORNIA -- 0.7%
   California Student Education
      Loan Marketing RB,
      Series A, LOC (A)
       3.200%, 12/01/99              7,000           7,000
                                                ----------
  COLORADO -- 2.2%
   Colorado State Health Facility
      Authority RB, LOC (A)
       4.000%, 12/01/99             23,100          23,100
                                                ----------


DESCRIPTION                       PAR (000)    VALUE (000)

  CONNECTICUT -- 1.0%
   Connecticut State Health &
      Higher Education Facilities RB,
      Yale University,
      Series T-2 (A)
       3.750%, 12/02/99            $10,455        $ 10,455
                                                ----------
  FLORIDA -- 3.0%
   Florida State Housing Finance
      Authority RB, FGIC (A)
       3.700%, 12/01/99              6,300           6,300
   Miami, Dade County Water &
      Sewer System RB, Series 1994,
      FGIC (A)
       3.600%, 12/01/99             25,600          25,600
                                                ----------
                                                    31,900
                                                ----------
  GEORGIA -- 4.4%
   Burke County, Pollution Control
      RB, Oglethorpe Power,
      Series A, FGIC (A)
       3.900%, 12/01/99             13,750          13,750
   Georgia State Municipal Electric
      Authority RB, LOC (A)
       3.900%, 12/01/99                800             800
   Hapeville, Industrial Development
      Authority RB, Hapeville Hotel Project,
      LOC (A)
       3.800%, 12/01/99              7,700           7,700
   Southern Georgia Hospital
      Authority RB, Series A (A)
       3.950%, 12/01/99             24,100          24,100
                                                ----------
                                                    46,350
                                                ----------
  HAWAII -- 0.3%
   Hawaii State GO
       4.400%, 07/01/00              2,925           2,942
                                                ----------
  ILLINOIS -- 5.2%
   Chicago GO (B)
       3.750%, 01/31/00             10,000          10,000
   Illinois State Development
      Finance Authority RB,
      Series 42A (A)
       3.400%, 12/02/99             14,030          14,030

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)    VALUE (000)

  ILLINOIS (CONTINUED)
   Illinois State Educational Facility
       Authority RB, Shedd Aquarium
      Society Project, Series B,
      LOC (A) (B)
       3.700%, 07/18/00            $ 6,000         $ 6,000
   Illinois State Toll Highway
      Authority RB (A)
       3.900%, 12/02/99             25,000          25,000
                                                ----------
                                                    55,030
                                                ----------
  INDIANA -- 0.4%
   Indiana State Educational
      Loan RB, Series E
       4.200%, 06/01/00              4,400           4,419
                                                ----------
  IOWA -- 1.0%
   Iowa Finance Authority, Single
      Family RB (A)
       2.950%, 01/01/00              3,750           3,735
   Iowa Finance Authority, Single
      Family RB, Series A (A)
       2.950%, 01/01/00              5,440           5,419
   Iowa State Student Loan Liquidity
      Corporation RB, Series A (A)
       4.100%, 12/01/99              2,000           2,000
                                                ----------
                                                    11,154
                                                ----------
  KENTUCKY -- 1.4%
   Boone County, Pollution Control RB,
      Cincinnati Gas & Electric Project,
      LOC (A) (B)
       3.800%, 12/01/99              4,100           4,100
   Ohio County, Kentucky Pollution
      Control RB, AMBAC (A)
       3.900%, 12/01/99             11,100          11,100
                                                ----------
                                                    15,200
                                                ----------
  LOUISIANA -- 4.5%
   East Baton Rouge Pollution
      Control RB (A)
       3.800%, 12/01/99              3,300           3,300
   Louisiana State Offshore Terminal
       Authority RB, Deepwater Port
      Project, LOC, AMBAC (A)
       3.800%, 12/01/99             10,800          10,800


DESCRIPTION                       PAR (000)     VALUE (000)

   Louisiana State Offshore Terminal
      Authority RB, Deepwater Port
      Project, LOC (A)
       3.600%, 12/01/99            $12,200        $ 12,200
   Louisiana State South Port
      RB, AMBAC (A)
       3.850%, 12/01/99             10,000          10,000
   Plaquemines, Port Facilities RB,
      International Marine Terminal
      Project, Series B (A) (B)
       3.050%, 03/15/00             10,900          10,900
                                                ----------
                                                    47,200
                                                ----------
  MARYLAND -- 1.6%
   Maryland State Department of
      Transportation RB
       5.000%, 09/01/00             17,225          17,401
                                                ----------
  MASSACHUSETTS -- 7.6%
   Massachusetts State GO,
      Series B (A)
       3.900%, 12/02/99             37,000          37,000
   Massachusetts State GO
       4.000%, 05/01/00              8,080           8,106
   Massachusetts State Health &
      Educational RB (A)
       3.850%, 12/01/99             22,400          22,400
       3.710%, 12/02/99             13,195          13,195
                                                ----------
                                                    80,701
                                                ----------
  MICHIGAN -- 1.2%
   Kent, Hospital Finance
      Authority RB, Spectrum Health
      Series B, MBIA (A)
       3.750%, 12/01/99             12,200          12,200
                                                ----------
  MISSISSIPPI -- 1.0%
   Perry County Pollution Control RB,
      Leaf River Forest Project,
      Series 1992, (A)
       3.600%, 12/01/99             10,950          10,950
                                                ----------
  MISSOURI -- 0.3%
   Missouri State Higher Education
      Loan Authority RB, Series CC
       3.200%, 02/15/00              2,715           2,715
                                                ----------
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

  NEBRASKA -- 0.9%
   Nebraska State Public Gas
      Supply RB, Series C
       3.550%, 03/01/00            $ 3,195         $ 3,197
   Omaha, Electric Power
      Distribution RB, Series A
       4.850%, 02/01/00              6,245           6,262
                                                ----------
                                                     9,459
                                                ----------
  NEW HAMPSHIRE -- 1.6%
   New Hampshire State Health &
      Higher Education Facilities
      Authority RB, Mary Hitchcock
      Project, Series 85D, FGIC (A) (B)
       3.950%, 12/01/99             12,600          12,600
   New Hampshire State Health &
      Higher Education Facilities
      Authority RB, Veterans
      Administration Hospital,
      New England Project, Series C,
      AMBAC (A) (B)
       3.950%, 12/01/99              4,000           4,000
                                                ----------
                                                    16,600
                                                ----------
  NEW JERSEY -- 1.1%
   Bayonne BAN
       4.000%, 07/14/00             11,992          12,006
                                                ----------
  NEW MEXICO -- 0.6%
   Hurley Pollution Control RB (A)
       3.700%, 12/01/99              6,600           6,600
                                                ----------
  NEW YORK -- 7.1%
   Long Island Power Authority RB,
      Sub-Series 5, LOC (A)
       3.600%, 12/01/99             32,300          32,300
   New York City GO,
      Sub-Series A-5, LOC, (A)
       3.800%, 12/01/99              7,915           7,915
   New York City, Water & Sewer
      Authority RB, Series C, FGIC (A)
       3.800%, 12/01/99             10,000          10,000
   New York State Housing Finance
      Agency RB, Series PA 423 (A)
       4.000%, 12/02/99              9,105           9,105


DESCRIPTION                       PAR (000)     VALUE (000)

   New York State Local Government
      Assistance Corporation RB,
      Series B, LOC (A) (B)
       3.800%, 12/01/99            $15,400        $ 15,400
                                                ----------
                                                    74,720
                                                ----------
  NORTH CAROLINA -- 4.9%
   Wake County, Industrial Facilities
      & Pollution Control RB,
      Carolina Power & Light Project,
      Series B, LOC (A)
      (B)
       3.850%, 12/01/99              8,600           8,600
   Wake County, Industrial Facilities
      & Pollution Control RB,
      Carolina Power & Light Project,
      Series C, LOC (A) (B)
       3.850%, 12/01/99             34,300          34,300
   Wake County, Industrial Facilities
      & Pollution Control RB (A)
       3.600%, 12/01/99              8,500           8,500
                                                ----------
                                                    51,400
                                                ----------
  OHIO -- 0.9%
   Ohio State GO, Highway
      Improvements, Series D
       4.000%, 05/01/00             10,000          10,032
                                                ----------
  OKLAHOMA -- 2.5%
   Oklahoma State Residential
      Water Board RB
       3.600%, 03/01/00             26,160          26,160
                                                ----------
  PENNSYLVANIA -- 5.7%
   Quakertown, General Authority RB,
      Series A, LOC (A)
       3.800%, 12/07/99             11,240          11,240
   Quakertown, Hospital Facilities
      Authority RB (A) (B)
       3.800%, 12/07/99             34,200          34,200
   Schuylkill County Industrial
      Development Authority RB,
      Gilberton Power Project (A)
       3.850%, 12/01/99             14,800          14,800
                                                ----------
                                                    60,240
                                                ----------

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

  SOUTH CAROLINA -- 1.8%
   Piedmont, Municipal Power
      Agency RB, MBIA (A)
       3.900%, 12/01/99            $19,400        $ 19,400
                                                ----------
  TENNESSEE -- 2.5%
   Nashville & Davidson County,
      Education & Health Facilities RB,
      Metropolitan Government
      Vanderbilt University,
      Series 85-A, GOI (A)
       3.100%, 01/15/00              2,500           2,500
   Sullivan County, Industrial
      Development Authority,
      Pollution Control RB, Mead
      Project (A) (B)
       3.500%, 12/01/99             19,600          19,600
       3.461%, 12/01/99              4,500           4,500
                                                ----------
                                                    26,600
                                                ----------
  TEXAS -- 9.2%
   Bexar County, Multi-Family
      Housing RB, Altamonte
      Apartments Project, FNMA (A)
       3.900%, 12/01/99             11,300          11,300
   Harris County Health Facilities RB,
      MBIA (A)
       3.850%, 12/01/99             18,000          18,000
   Midlothian, Industrial
      Development RB (A)
       3.850%, 12/01/99             12,000          12,000
   North Central Health Facility
      Development Corporation RB,
      Presbyterian Medical Center
      Project, Series D, MBIA (A) (E)
       3.700%, 12/01/99              5,010           5,010
   Texas Municipal Power TECP
       3.800%, 02/09/00              8,500           8,500
   Texas State TRAN
       4.500%, 08/31/00             35,000          35,199
   Texas Utility TECP
       3.750%, 12/03/99              7,835           7,835
                                                ----------
                                                    97,844
                                                ----------
  UTAH -- 3.6%
   Utah State GO, Series B(A)
   3.800%, 12/01/99                 38,300          38,300


DESCRIPTION                       PAR (000)     VALUE (000)

  VERMONT -- 0.6%
   Vermont State Health &
      Educational Facilities Authority
      RB, Series D, AMBAC (A) (B)
       3.950%, 12/01/99            $ 5,900         $ 5,900
                                                ----------
  WASHINGTON -- 4.2%
   Washington State Public
      Power Supply System
      Authority RB, Nuclear Project
      No. 2, Series A (B)
       7.375%, 07/01/00              5,000           5,215
   Washington State
       3.700%, 08/10/00             10,525          10,525
   Washington State Public
      Power RB (B)
       7.000%, 07/01/00              5,500           5,726
   Washington State Utility RB
       5.000%, 07/01/00             17,660          17,840
   Washington State Utility RB (B)
       7.000%, 07/01/00              4,640           4,830
                                                ----------
                                                    44,136
                                                ----------
  WISCONSIN -- 1.4%
   Wisconsin State Health &
      Elderly Facilities RB
       5.500%, 12/01/99              6,550           6,550
   Wisconsin State GO, Series B
       4.900%, 05/01/00              5,000           5,022
   Wisconsin State Utility RB (B)
       7.400%, 07/01/00              3,250           3,390
                                                ----------
                                                    14,962
                                                ----------
  WYOMING -- 3.0%
   Sublette County, Pollution
      Control RB, Exxon Project (A)
       3.700%, 12/01/99              7,800           7,800
   Uinta County, Pollution Control
      RB, Chevron USA Project (A)
       3.600%, 12/01/99              6,600           6,600
   Wyoming Lincoln County,  TECP
       3.750%, 01/19/00             17,650          17,650
                                                ----------
                                                    32,050
                                                ----------
TOTAL MUNICIPAL BONDS
   (Cost $973,626)                                 973,626
                                                ----------
as of november 30, 1999


STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                       PAR (000)     VALUE (000)


TAX-EXEMPT MUNICIPAL TRUST CERTIFICATES -- 1.0%
   ABN Amro Munitops Certificate
      3.350%, 12/06/06             $10,000       $   10,000
                                              -------------
TOTAL TAX-EXEMPT MUNICIPAL
   TRUST CERTIFICATES
   (Cost $10,000)                                    10,000
                                              -------------

CASH EQUIVALENT -- 0.3%
   Clipper Caraval Tax-Exempt Trust,
      Series 1998-1, Class A-1,  AMBAC
       3.250%, 01/06/00              3,039            3,039
                                              -------------
TOTAL CASH EQUIVALENT
   (Cost $3,039)                                      3,039
                                              -------------

REPURCHASE AGREEMENT -- 5.6%
   Prudential
      5.670%, dated 11/30/99, matures
      12/01/99, repurchase price
      $59,480,238 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $60,209,808) (C)              59,471           59,471
                                              -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $59,471)                                    59,471
                                              -------------
TOTAL INVESTMENTS -- 98.9%
   (Cost $1,046,136)                              1,046,136
                                              -------------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%            11,927
                                              -------------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 1,058,176,699 outstanding
   shares of beneficial interest                  1,058,177
Accumulated Net Realized Loss
   on Investments                                      (114)
                                              -------------
TOTAL NET ASSETS -- 100.0%                       $1,058,063
                                              =============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                         $1.00
                                              =============




(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1999. The date shown is the next scheduled reset date.
(B) Put, demand or pre-refund feature exists requiring the issuer to repurchase the instrument prior to maturity. The date shown is the lesser of the put, demand or pre-refund date.
(C) Tri-Party Repurchase Agreement
AMT -- Alternative Minimum Tax
BAN -- Bond Anticipation Not
COP -- Certificate of Participation
GO -- General Obligation Bond
LOC -- Securities are held in connection with a letter of credit issued by a major commercial bank or other financial institution.
RB -- Revenue Bond
TECP -- Tax Exempt Commercial Paper
TRAN -- Tax and Revenue Anticipation Note
The following organizations have provided underlying credit support for the securities as set forth in the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GOA -- General Obligation of Authority
GOI -- General Obligation of Institution
MBIA -- Municipal Bond Insurance Association


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND

[pie chart omitted]

plot points follows:

U.S. Treasury Obligations                  14%
U.S. Government Agency Obligations         32%
Cash Equivalents                           54%

% OF TOTAL PORTFOLIO INVESTMENTS


DESCRIPTION                       PAR (000)     VALUE (000)


U.S. TREASURY OBLIGATIONS -- 14.3%
   U.S. Treasury Bills (A)
       4.620%, 12/23/99            $ 5,000        $  4,986
       5.204%, 01/20/00              5,000           4,964
       4.856%, 02/03/00              5,000           4,958
       5.030%, 02/17/00              5,000           4,947
       4.877%, 03/02/00              2,500           2,469
       4.887%, 03/09/00              2,500           2,466
   U.S. Treasury Notes
       5.375%, 01/31/00              2,500           2,503
       5.500%, 03/31/00             14,000          14,027
       5.500%, 05/31/00              5,000           5,000
       5.375%, 06/30/00              5,000           5,002
       5.375%, 07/31/00              4,000           4,002
                                                ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $55,324)                                   55,324
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.6%
   Federal Farm Credit Bank MTN (B)
       5.855%, 12/07/99              5,000           4,999
   Federal Home Loan Bank
       5.000%, 12/29/99              5,000           5,000
       5.100%, 03/09/00              5,000           5,000
       5.742%, 04/14/00              5,000           4,895
       5.350%, 06/08/00              4,000           3,998


DESCRIPTION                       PAR (000)     VALUE (000)

   Federal Home Loan Bank (A)
       5.880%, 07/28/00            $ 5,000         $ 5,000
   Federal Home Loan Bank (B)
       5.895%, 12/07/99              5,000           5,000
   Federal Home Loan Mortgage
      Corporation (A)
       5.310%, 12/10/99              4,000           3,995
       5.592%, 02/01/00             10,000           9,906
       5.516%, 06/06/00              2,815           2,738
   Federal National Mortgage
      Association (A)
       5.336%, 12/02/99             15,000          14,998
       5.336%, 12/08/99             10,000           9,990
       5.292%, 12/13/99              5,000           4,991
       5.240%, 12/17/99              5,000           4,988
       5.619%, 01/20/00              5,000           4,962
       5.586%, 02/07/00              5,000           4,949
       5.663%, 02/14/00              5,000           4,942
   Student Loan Marketing
      Association (B)
       5.615%, 03/07/01              3,950           3,938
       5.835%, 03/12/01             10,000           9,996
       5.835%, 05/18/01              4,000           3,999
   Student Loan Marketing
      Association MTN (A)
       6.005%, 08/03/00              4,000           3,999
                                                ----------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $122,283)                                 122,283
                                                ----------

REPURCHASE AGREEMENTS -- 54.3%
   Dean Witter
      5.650%, dated 11/30/99, matures
      12/01/99, repurchase price
      $50,007,740 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $51,000,075) (C)              50,000          50,000
   Goldman
      5.630%, dated 11/30/99, matures
      12/01/99, repurchase price
      $10,001,542 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $10,200,042) (C)              10,000          10,000
as of november 30, 1999


STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

BOSTON 1784 U.S. TREASURY MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                       PAR (000)     VALUE (000)


Repurchase Agreements (continued)
   Greenwich
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $50,007,753 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $51,000,084) (C)             $50,000       $  50,000
   Hsbc Dvp
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $10,001,551 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $10,216,760) (C)              10,000          10,000
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $70,075,865 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $71,466,324) (C)              70,065          70,065
   Lehman
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $10,001,551 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $10,200,004) (C)              10,000          10,000
   Prudential
      5.670%, dated 11/30/99, matures
      12/01/99, repurchase price
      $10,001,553 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $10,124,230) (C)              10,000          10,000
                                                ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $210,065)                                 210,065
                                                ----------

                                                VALUE (000)

TOTAL INVESTMENTS -- 100.2%
   (Cost $387,672)                                $387,672
                                                ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.2%)                                      (588)
                                                ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 387,076,037 outstanding
   shares of beneficial interest                   387,076
Accumulated Net Realized Gain
   on Investments                                        8
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $387,084
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $1.00
                                                ==========


(A) The rate reported on the Statement of Net Assets is the effective yield as of November 30, 1999.
(B) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1999. The date shown is the next scheduled reset date.
(C) Tri-Party Repurchase Agreement
MTN -- Medium Term Note




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
Boston 1784 Prime Money Market Fund
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

U.S. Government Agency Obligations           21%
Cash Equivalents                             13%
Commercial Paper                             32%
Municipal Bonds                              15%
Corporate Bonds                              19%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                       PAR (000)     VALUE (000)


COMMERCIAL PAPER -- 32.1%
  COMMUNICATIONS EQUIPMENT -- 3.6%
   Motorola (A)
       5.525%, 12/16/99            $ 6,000         $ 5,986
                                                ----------
  Drugs -- 2.9%
   PFIZER
       5.701%, 12/29/99              5,000           4,978
                                                ----------
  FINANCIAL SERVICES -- 7.6%
   BMW US Capital (A)
       5.480%, 12/17/99              5,000           4,988
   First Union National Bank (A)
       5.569%, 11/24/00              3,000           2,999
   National Rural Utilities (A)
       5.491%, 12/14/99              5,000           4,990
                                                ----------
                                                    12,977
                                                ----------
  FOOD, BEVERAGE & TOBACCO -- 4.5%
   Campbell Soup (A)
       5.323%, 12/15/99              5,000           4,990
   Heinz H J (A)
       5.324%, 12/02/99              2,700           2,700
                                                ----------
                                                     7,690
                                                ----------


DESCRIPTION                       PAR (000)     VALUE (000)

  LEASING & RENTING -- 1.8%
   International Lease (A)
       5.862%, 02/18/00            $ 3,050         $ 3,011
                                                ----------
  MUNICIPALS -- 3.0%
   New York City
       5.500%, 12/01/99              1,350           1,350
       5.500%, 12/02/99              1,800           1,800
       6.100%, 02/23/00              2,000           2,000
                                                ----------
                                                     5,150
                                                ----------
  PETROLEUM REFINING -- 2.9%
   Koch Industries (A)
       5.701%, 12/01/99              5,000           5,000
                                                ----------
  RETAIL -- 2.9%
   Wal-Mart (A)
       5.328%, 12/16/99              5,000           4,989
                                                ----------
  TELEPHONES & TELECOMMUNICATIONS -- 2.9%
   SBC Communications (A)
       5.483%, 12/16/99              5,000           4,989
                                                ----------
TOTAL COMMERCIAL PAPER
   (Cost $54,770)                                   54,770
                                                ----------

CORPORATE BONDS -- 19.4%
   Abbey National Treasury
       5.701%, 12/01/99              5,000           5,000
   American General
       8.000%, 02/15/00              1,540           1,546
   Associates Corporation of
      North America
       5.250%, 03/30/00              1,180           1,179
   CIT Group, MTN
       6.800%, 04/17/00              2,000           2,011
   Fifth Third Bank
       5.980%, 01/28/00              3,000           3,000
   Ford Motor Credit
       6.375%, 04/15/00                750             753
   General Electric Capital, MTN
       5.840%, 03/30/00                400             400
   General Motors Acceptance
       5.850%, 02/01/00                500             500
   General Motors Acceptance, MTN
       7.500%, 06/09/00              1,500           1,512
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                       PAR (000)     VALUE (000)


CORPORATE BONDS (CONTINUED)
   Household Finance, MTN
       6.000%, 05/08/00            $ 3,000         $ 3,003
   International Business Machines
       6.375%, 06/15/00              2,500           2,509
   Morgan JP
       6.125%, 10/02/00                500             500
   Norwest Financial
       6.000%, 03/15/00              2,755           2,761
   PepsiCo, MTN
       5.875%, 06/01/00                400             400
   Sears Roebuck Acceptance
       5.880%, 05/08/00              5,000           4,997
   Walt Disney, MTN
       5.600%, 01/13/00              3,000           3,001
                                                ----------
TOTAL CORPORATE BONDS
   (Cost $33,072)                                   33,072
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.5%
   Federal Home Loan Bank
       5.100%, 03/09/00              5,000           5,000
       5.100%, 05/17/00              2,500           2,498
   Federal Home Loan Bank (A)
       5.905%, 01/28/00              8,500           8,499
   Federal Home Loan Mortgage
      Corporation
       5.611%, 12/01/99              5,000           5,000
   Federal National Mortgage
      Association, MTN
       5.000%, 05/04/00              5,000           4,997
   Student Loan Marketing
      Association (A)
       5.835%, 05/18/01              5,000           4,998
   Student Loan Marketing
      Association, MTN (A)
       6.005%, 08/03/00              4,000           3,999
                                                ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $34,991)                                   34,991
                                                ----------

TAXABLE MUNICIPAL BONDS -- 15.4%
   Barton Healthcare (B)
       5.750%, 12/01/99                900             900
   Catholic Health Initiatives (B)
       5.700%, 12/01/99              1,000           1,000


DESCRIPTION                       PAR (000)     VALUE (000)

   Community Health System,
      LOC (B)
       5.650%, 12/01/99            $   800          $  800
   Florida Housing Financing
      Agency RB, MBIA (A)
       6.000%, 12/01/99              2,500           2,499
   Kit Carson County, Colorado
      Agricultural Development
      RB, LOC (B)
       5.750%, 12/01/99              2,000           2,000
   Los Angeles, California
      Community Redevelopment
      Agency RB, FSA (B)
       5.700%, 12/01/99              5,000           5,000
   Maryland State Health & Higher
      Education Facilities RB,
      Series B, LOC (B)
       5.650%, 12/01/99              2,300           2,300
   Maryland State Health & Higher
      Education RB, LOC (B)
       5.700%,12/02/99               4,100           4,100
   Olathe, Kansas Industrial RB,
      LOC (B)
       5.600%, 12/02/99              4,000           4,000
   Union County, Arkansas Industrial
      RB, LOC (B)
       5.750%, 12/01/99              3,000           3,000
   Waterford, Wisconsin Industrial
      RB, LOC (A)
       5.750%, 12/01/99                775             775
                                                ----------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $26,374)                                   26,374
                                                ----------

REPURCHASE AGREEMENT -- 12.6%
   Prudential
      5.670%, dated 11/30/99, matures
      12/01/99, repurchase price
      $21,517,342 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $21,781,268) (C)              21,514          21,514
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $21,514)                                   21,514
                                                ----------

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)

TOTAL INVESTMENTS -- 100.0%
   (Cost $170,721)                                $170,721
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%               55
                                                ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 170,783,279 outstanding
   shares of beneficial interest                   170,766
Distributions in Excess of Net Investment
   Income                                               34
Accumulated Net Realized Loss on Investments           (24)
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $170,776
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $1.00
                                                ==========



(A) The rate reported on the Statement of Net Assets is the effective yield as of November 30, 1999.
(B) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 1999. The date shown is the next scheduled reset date.
(C) Tri-Party Repurchase Agreement
LOC -- Securities are held in connection with a letter of credit issued by a major commercial bank or other financial institution.
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
RB -- Revenue Bonds

The following organizations have provided underlying credit support for a security listed above.
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted}

plot points follows:

U.S. Treasury Obligations                 14%
Cash Equivalents                           8%
Taxable Municipal Bonds                    5%
Asset-Backed Securities                   18%
U.S. Government Mortgage-Backed
Bonds                                      1%
Corporate Bonds                           42%
U.S. Government Agency Obligations        12%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                       PAR (000)     VALUE (000)

U.S. TREASURY OBLIGATIONS -- 14.3%
   U.S. Treasury Bond
       5.500%, 03/31/03            $ 2,000         $ 1,964
   U.S. Treasury Notes
       7.125%, 02/29/00              1,200           1,205
       6.250%, 04/30/01              5,500           5,523
       6.375%, 09/30/01              6,000           6,037
       6.250%, 01/31/02              2,000           2,009
       6.625%, 03/31/02              2,000           2,025
       7.250%, 08/15/04              2,000           2,086
                                                ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $21,044)                                   20,849
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.8%
   Federal Home Loan Bank
      5.875%, 09/17/01               5,000           4,966
      5.250%, 04/25/02               5,500           5,368
   Federal Home Loan Mortgage Corporation
       5.000%, 02/15/01              5,000           4,934
   Federal National Mortgage Association
       5.750%, 04/15/03              2,000           1,954
                                                ----------


DESCRIPTION                       PAR (000)     VALUE (000)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $17,391)                                 $ 17,222
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 0.7%
   Federal Deposit Insurance
      Corporation, REMIC
       6.750%, 05/25/26             $  574             568
   Federal Home Loan Mortgage
      Corporation
       8.000%, 01/01/02                113             115
   Federal National Mortgage
      Association, REMIC
       8.950%, 05/25/03                354             362
                                                ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
   (Cost $1,051)                                     1,045
                                                ----------

TAXABLE MUNICIPAL BONDS -- 5.3%
   Carondelet, California, Health Systems
      RB, Daniel Freeman Hospitals,
      MBIA
       6.250%, 07/01/01              4,000           3,975
   New York State Dormitory
      Authority RB
       6.550%, 04/01/00              2,500           2,496
   Pennsylvania State Housing
      Finance Agency RB, FHA
       7.000%, 10/01/06              1,235           1,220
                                                ----------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $7,734)                                     7,691
                                                ----------

NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 0.0%
   Prudential Home Mortgage
      Securities, Series 1993-31,
      Class A7
       6.000%, 08/25/00                  9               9
                                                ----------
TOTAL NON-AGENCY MORTGAGE-BACKED
   OBLIGATION
   (Cost $9)                                             9
                                                ----------

                                                               BOSTON 1784 FUNDS

--------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------

DESCRIPTION                       PAR (000)     VALUE (000)


ASSET-BACKED SECURITIES -- 18.2%
   Auto Leasing Investors,
      Series 1997, Class A-2
       5.926%, 08/14/00            $ 5,000         $ 4,995
   CIT RV Owners Trust, Series 1995-A,
      Class A
       6.250%, 01/15/11                169             169
   Citibank Credit Card Trust I
       5.500%, 02/15/06              5,000           4,749
   Crown Home Equity Loan Trust,
      Series 1996-1, Class A3
       6.810%, 06/25/11              2,000           1,938
   Discover Card, Series 1998-4A, Class A
       5.750%, 10/16/03                895             885
   Centrex Auto Trust, Series 1996-A,
       Class A
       6.750%, 10/15/04                465             467
   Fleetwood Credit Grantor Trust,
      Series 1995-B, Class A
       6.550%, 05/16/11                492             489
   Green Tree Recreational,
      Equipment & Consumer Trust,
      Series 1996-A, Class A1
       5.550%, 02/15/18                195             194
   MBNA Master Credit Card Trust,
      Series 1995-D, Class A
       6.050%, 11/15/02              1,500           1,498
   PNC Student Loan Trust I,
      Series 1997-2, Class A-5
       6.530%, 01/25/03              5,000           4,913
   Reliance Auto Receivables,
      Series 1996-A, Class A
       6.100%, 07/15/02                132             132
   Sears Credit Account Master
      Trust, Series 1996-4, Class A
       6.450%, 10/16/06              1,000             994
   University Support Services,
      Series 1993-A, Class B (A)
       7.800%, 12/20/99                 35              36
   WFS Financial Owner Trust,
      Series 1997-C, Class A4
       6.150%, 09/20/02              5,000           4,993
                                                ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $26,857)                                   26,452
                                                ----------


DESCRIPTION                       PAR (000)     VALUE (000)


CORPORATE BONDS -- 41.9%
  CHEMICALS -- 3.4%
   Praxair
       6.700%, 04/15/01            $ 5,000         $ 4,962
                                                ----------
  FINANCIAL SERVICES -- 28.3%
   Aristar
       6.000%, 05/15/02              5,000           4,876
   Associates Corporation of
      North America
       5.750%, 11/01/03              5,000           4,794
   CIT Group Holdings
       6.500%, 06/14/02              4,000           3,965
   Equitable Companies
      Installment Bond
       6.750%, 12/01/00                780             784
   Finova Capital
       6.500%, 07/28/02              5,000           4,919
   Ford Motor Credit
       6.000%, 01/14/03              5,000           4,869
   General Motors Acceptance
       7.875%, 03/07/01              2,000           2,027
   GMAC MTN
       5.480%, 12/16/02              5,000           4,806
   Heller Financial
       6.460%, 10/27/00              5,000           5,016
   Salomon Smith Barney Holdings
       7.500%, 05/01/02              5,000           5,062
                                                ----------
                                                    41,118
                                                ----------
  FOOD, BEVERAGE & TOBACCO -- 3.4%
   Campbell Soup
       6.150%, 12/01/02              5,000           4,925
                                                ----------
  INDUSTRIAL -- 3.4%
   McKesson
       6.600%, 03/01/00              5,000           5,000
                                                ----------
  RETAIL -- 3.4%
   Wal-Mart Stores
       6.150%, 08/10/01              5,000           4,981
                                                ----------
TOTAL CORPORATE BONDS
   (Cost $61,898)                                   60,986
                                                ----------
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                       PAR (000)     VALUE (000)


REPURCHASE AGREEMENT -- 8.5%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $12,404,923 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $12,651,064) (B)             $12,403       $  12,403
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $12,403)                                   12,403
                                                ----------
TOTAL INVESTMENTS -- 100.7%
   (Cost $148,387)                                 146,657
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%)           (994)
                                                ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 14,693,137 outstanding
   shares of beneficial interest                   159,713
Undistributed Net Investment Income                     12
Accumulated Net Realized Loss on Investments       (12,332)
Net Unrealized Depreciation on Investments          (1,730)
                                                ----------
TOTAL NET ASSETS-- 100.0%                         $145,663
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $9.91
                                                ==========




(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1999. The date shown is the next scheduled reset date.
(B) Tri-Party Repurchase Agreement
MTN -- Medium Term Note
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit

The following organizations have provided underlying credit support for th securities as set forth in the Statement of Net Assets.
FHA -- Federal Housing Administration
MBIA -- Municipal Bond Insurance Association




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

U.S. Treasury Obligations                     24%
Yankee Bonds                                   3%
Cash Equivalents                               6%
Asset-Backed Securities                        3%
U.S. Government Agency Obligations            10%
Corporate Bonds                               24%
U.S. Agency Mortgage-Backed Obligations       27%
Non-Agency Mortgage-Backed Obligations         3%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                       PAR (000)     VALUE (000)


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.8%
   Fannie Mae MTN (A)
       4.990%, 08/15/01            $ 4,000         $ 3,610
   Federal Home Loan Bank
       5.250%, 04/25/02              1,000             976
       5.125%, 09/15/03              1,070           1,019
       5.800%, 09/02/08              6,000           5,608
   Federal Home Loan Mortgage
      Corporation
       8.530%, 02/02/05              5,000           5,018
   Federal National Mortgage
      Association
       5.750%, 04/15/03                475             464
       5.750%, 06/15/05             10,000           9,602
       6.250%, 05/15/29              5,700           5,173
   Federal National Mortgage
      Association
       6.375%, 06/15/09              1,000             970
                                                ----------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $33,979)                                   32,440
                                                ----------


DESCRIPTION                       PAR (000)     VALUE (000)


U.S. TREASURY OBLIGATIONS -- 23.5%
   U.S. Treasury Bonds
       8.125%, 08/15/19            $ 5,000         $ 5,824
       7.875%, 02/15/21              4,260           4,872
       8.000%, 11/15/21              8,750          10,165
       6.000%, 02/15/26                700             656
       5.250%, 11/15/28             20,785          17,543
       5.250%, 02/15/29              4,050           3,435
   U.S. Treasury Notes
       6.250%, 10/31/01              8,605           8,643
       5.500%, 02/28/03              1,000             983
       5.500%, 05/31/03                 80              78
       5.750%, 08/15/03              1,030           1,017
       6.500%, 08/15/05              3,250           3,292
       6.875%, 05/15/06              4,750           4,899
       7.000%, 07/15/06              2,215           2,301
       6.500%, 10/15/06              5,000           5,060
       6.000%, 08/15/09              5,580           5,507
       6.125%, 08/15/29              2,000           1,960
   U.S. Treasury STRIPS (A)
      10.824%, 02/15/19              5,000           1,418
                                                ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $80,387)                                   77,653
                                                ----------

U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 27.2%
   Federal Home Loan Mortgage
      Corporation
       7.750%, 09/01/05                447             455
       5.750%, 03/15/09              3,500           3,246
       6.000%, 11/01/28             17,213          15,983
   Federal National Mortgage
      Association
       6.000%, 05/15/08              5,100           4,844
       6.500%, 05/01/11              2,899           2,835
       6.000%, 03/01/13                849             812
       6.000%, 04/01/13                831             796
       6.000%, 05/01/13              1,791           1,714
       6.000%, 06/01/13              9,575           9,162
       6.000%, 06/01/13              1,690           1,618
       6.500%, 06/01/28              4,360           4,158
       8.000%, 11/01/29              9,800           9,938
   Federal National Mortgage
      Association, REMIC
       7.000%, 09/18/14              5,000           4,820
       6.000%, 12/25/16              1,464           1,378
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND  (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                       PAR (000)     VALUE (000)


U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
Government National Mortgage Association
       7.000%, 10/15/23            $ 1,097         $ 1,072
       8.000%, 06/15/25                107             109
       8.000%, 10/15/25                208             212
       8.000%, 01/15/26                 78              80
       8.000%, 02/15/26                109             111
       7.500%, 04/15/26              2,558           2,555
       8.000%, 05/15/26                 43              44
       8.000%, 05/15/26                 91              93
       7.000%, 06/15/26              4,491           4,392
       8.000%, 06/15/26                364             371
       7.500%, 02/15/27                 50              50
       8.000%, 03/15/27              1,015           1,034
       6.500%, 05/15/28              8,427           8,019
       6.500%, 06/15/28              9,416           8,960
       6.500%, 06/15/28                966             919
                                                ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $92,668)                                   89,780
                                                ----------

ASSET-BACKED SECURITIES -- 3.0%
   Citibank Credit, Series 1999-7,
      Class A
       6.650%, 11/15/06              3,295           3,264
   Fleetwood Credit Grantor Trust,
      Series 1995-B, Class A
       6.550%, 05/16/11                739             734
   Ford Credit Auto Owner Trust,
      Series 1999-D, Class A
       6.520%, 09/15/03              3,000           2,993
   MBNA Master Credit Card
      Trust, Series 1999-M, Class A
       6.600%, 04/16/07              3,000           2,974
                                                ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $10,026)                                    9,965
                                                ----------

NON-AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 3.0%
   AFC Home Equity Loan Trust,
      Series 1996-3, Class 1A4
       7.540%, 12/25/27              2,636           2,670


DESCRIPTION                       PAR (000)     VALUE (000)

   General Motors Acceptance,
      Series 1999-C3, Class A1A
       6.974%, 07/15/32             $  991       $     985
   Merrill Lynch Mortgage Investors,
      Series 1989-H, Class B (B)
      10.000%, 01/15/10              2,443           2,443
   Oakwood Mortgage Investors,
      Series 1995-B, Class A3
       6.900%, 01/15/21              4,040           3,897
                                                ----------
TOTAL NON-AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $10,269)                                    9,995
                                                ----------

CORPORATE BONDS -- 24.2%
  AUTOMOTIVE -- 1.5%
   DaimlerChrysler
       7.200%, 09/01/09              5,000           5,006
                                                ----------
  BROADCASTING, NEWSPAPERS
  & ADVERTISING -- 1.1%
   Outdoor Systems
       8.875%, 06/15/07              3,500           3,605
                                                ----------
  COMMUNICATIONS EQUIPMENT -- 0.3%
   Lucent Technologies
       5.500%, 11/15/08              1,000             903
                                                ----------
  ENTERTAINMENT -- 1.8%
   Time Warner Entertainment
      10.150%, 05/01/12              4,965           5,939
                                                ----------
  FINANCIAL SERVICES -- 6.6%
   Aristar
       7.250%, 06/15/06                805             785
   Dime Bancorp
       7.000%, 07/25/01              3,000           2,981
   First USA Bank
       7.650%, 08/01/03              3,525           3,569
   Ford Motor Credit
       7.375%, 10/28/09              6,395           6,435
   US West Capital Funding
       6.875%, 08/15/01              3,400           3,392
   JP Morgan
       6.000%, 01/15/09              5,000           4,556
                                                ----------
                                                    21,718
                                                ----------

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

  INDUSTRIAL -- 7.0%
   American Home Products
       7.700%, 02/15/00            $ 3,190       $   3,202
   Burlington North
       9.250%, 10/01/06              5,070           5,488
   Dupont Ei Nemour
       6.875%, 10/15/09              4,000           3,935
   Fort James
       6.875%, 09/15/07              4,000           3,825
   Fortune Brands
       6.250%, 04/01/08              3,600           3,402
   Mckesson
       6.300%, 03/01/05                700             640
   Northrop Grumman
       7.000%, 03/01/06              2,750           2,654
                                                ----------
                                                    23,146
                                                ----------
  PETROLEUM & FUEL PRODUCTS -- 1.4%
   Atlantic Richfield
       5.900%, 04/15/09              1,900           1,727
   Enron Oil & Gas
       6.000%, 12/15/08              3,380           3,044
                                                ----------
                                                     4,771
                                                ----------
  RETAIL -- 1.0%
   Staples
       7.125%, 08/15/07              3,300           3,205
                                                ----------
  UTILITIES -- 3.5%
   AT&T
       6.000%, 03/15/09              3,300           3,040
   Cable and Wireless Communications
       6.625%, 03/06/05                600             599
   MCI Worldcom
       6.125%, 04/15/02              1,875           1,840
   National Rural Utilities
       5.750%, 11/01/08              3,940           3,556
   Sprint Capital
       6.900%, 05/01/19              2,500           2,315
                                                ----------
                                                    11,350
                                                ----------
TOTAL CORPORATE BONDS
   (Cost $82,650)                                   79,643
                                                ----------

YANKEE BONDS -- 3.2%
   Hydro-Quebec
       8.625%, 05/20/02              3,395           3,519


DESCRIPTION                       PAR (000)     VALUE (000)

   Province of Ontario
       7.375%, 01/27/03            $ 3,395         $ 3,450
   Trans-Canada Pipelines
       9.125%, 04/20/06              3,340           3,591
                                                ----------
TOTAL YANKEE BONDS
   (Cost $10,864)                                   10,560
                                                ----------
REPURCHASE AGREEMENT -- 6.5%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $21,542,340 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $21,969,787) (C)              21,539          21,539
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $21,539)                                   21,539
                                                ----------
TOTAL INVESTMENTS -- 100.4%
   (Cost $342,382)                                 331,575
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%)         (1,310)
                                                ----------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 34,393,315 outstanding
   shares of beneficial interest                   346,721
Undistributed Net Investment Income                    313
Accumulated Net Realized Gain on Investments        (5,962)
Net Unrealized Depreciation on Investments         (10,807)
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $330,265
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $9.60
                                                ==========


(A) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective yield as of November 30,1999.
(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C) Tri-Party Repurchase Agreement
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
STRIPS -- Separately Traded Registered Interest and Principal Securities


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

U.S. Treasury Obligations                        32%
Cash Equivalents                                  4%
U.S. Government Mortgage-Backed Bonds            17%
U.S. Government Guaranteed Securities             6%
U.S. Government Agency Obligations               41%

% OF TOTAL PORTFOLIO INVESTMENTS


DESCRIPTION                       PAR (000)     VALUE (000)


U.S. TREASURY OBLIGATIONS -- 31.8%
   U.S. Treasury Bonds
      11.250%, 02/15/15             $  700         $ 1,005
       6.000%, 02/15/26              6,100           5,714
       5.250%, 11/15/28              2,800           2,363
       5.250%, 02/15/29              3,000           2,544
   U.S. Treasury Notes
       6.375%, 05/15/00              8,400           8,429
       8.000%, 05/15/01              2,000           2,056
       6.625%, 07/31/01                463             468
       5.625%, 09/30/01              1,000             993
       6.250%, 10/31/01              5,500           5,524
       7.500%, 11/15/01              1,600           1,643
       6.250%, 01/31/02              2,000           2,009
       6.000%, 07/31/02              1,000             999
       5.500%, 02/28/03             15,000          14,741
       5.500%, 05/31/03             19,420          19,046
       5.250%, 08/15/03              2,000           1,943
       5.875%, 11/15/05              2,000           1,969
       7.000%, 07/15/06              7,800           8,103
       6.250%, 02/15/07                770             769
       6.625%, 05/15/07                500             510
       6.125%, 08/15/07              2,000           1,980


DESCRIPTION                       PAR (000)     VALUE (000)

   U.S. Treasury STRIPS (A)
      10.390%, 08/15/10            $ 1,000          $  498
      10.824%, 02/15/19              3,000             851
      12.269%, 05/15/20              5,000           1,309
                                                ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $88,026)                                   85,466
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 41.0%
   Agency of Housing and Urban
      Development, Series 1995-A
       8.240%, 08/01/02              2,000           2,072
   Agency of Housing and Urban
      Development, Series 1997-A
       6.210%, 08/01/01              4,000           3,998
       6.360%, 08/01/04              5,500           5,435
   Federal Farm Credit Bank
       7.350%, 03/24/05                350             361
   Federal Farm Credit Bank (B)
       5.835%, 12/07/99             10,000           9,961
   Federal Home Loan Bank
       5.500%, 04/14/00              5,000           4,991
       5.250%, 04/25/02              5,000           4,880
       6.580%, 01/07/03              3,000           2,987
       7.660%, 07/20/04                350             365
   Federal Home Loan Bank (B)
       5.895%, 12/07/99              7,000           6,980
   Federal Home Loan Mortgage
      Corporation
       5.750%, 07/15/03              3,500           3,413
       7.000%, 07/15/03                178             179
       7.000%, 10/01/03                 54              55
       8.530%, 02/02/05              1,000           1,004
       7.340%, 11/03/06              1,000           1,000
   Federal National Mortgage
      Association
       5.750%, 04/15/03             12,400          12,118
       5.125%, 02/13/04                805             762
       6.580%, 03/01/06              1,000             957
       8.000%, 07/01/07                171             175
       6.000%, 05/15/08              5,250           4,986
       6.500%, 05/01/11              1,449           1,417
       7.785%, 02/01/19              4,767           5,145
      10.000%, 10/01/20              1,366           1,472
      10.000%, 12/01/20              1,733           1,867

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)


U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
   Federal National Mortgage
      Association (A)
       6.375%, 06/15/09            $10,000         $ 9,705
   Federal National Mortgage
      Association MTN (A)
       4.990%, 08/15/01              4,000           3,610
   Private Export Funding
      Corporation
       5.500%, 03/15/01              2,500           2,475
       6.310%, 09/30/04              5,000           4,875
       6.620%, 10/01/05              1,740           1,718
       7.110%, 04/15/07              3,800           3,861
   Student Loan Marketing
      Association (B)
       5.835%, 12/07/99              6,000           5,977
   Tennessee Valley Authority
      Principal STRIPS (A)
       7.813%, 04/15/42              4,000           1,509
                                                ----------
TOTAL U.S. GOVERNMENT AGENCY
   Obligations
   (Cost $111,594)                                 110,310
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 16.7%
   Federal Deposit Insurance Corporation
      REMIC, Series 1996 C-1, Class 1-A
       6.750%, 05/25/26              1,436           1,419
   Federal Home Loan Mortgage
      Corporation Gold
       7.000%, 12/01/10              1,079           1,076
   Federal Home Loan Mortgage
      Corporation REMIC,
      Series 1663 Class AD
       6.750%, 02/15/20              1,080           1,049
   Federal National Mortgage
      Association
       6.000%, 04/01/13              9,983           9,553
       6.000%, 06/01/13                132             127
       8.000%, 11/01/29              7,795           7,905
   Government National Mortgage
      Association, Pool #4216
       8.500%, 10/15/04                 34              36
       8.500%, 01/15/06                 50              52
       9.000%, 11/15/17                706             752
       7.000%, 10/15/23                663             649
       7.500%, 02/15/27              1,320           1,318
       6.500%, 03/15/29             19,464          18,522


DESCRIPTION                       PAR (000)     VALUE (000)

   Student Loan Marketing Association,
      Series 1997-2, Class A1 (B)
       5.895%, 12/07/99            $ 2,529         $ 2,514
                                                ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
   (Cost $46,297)                                   44,972
                                                ----------

U.S. GOVERNMENT GUARANTEED BONDS -- 6.1%
   Global Industries
       7.250%, 07/15/22             11,340          11,409
   Secunda Atlantic Title XI
       6.695%, 04/01/18              3,762           3,567
   Sulphur Carriers
       8.300%, 10/15/09              1,196           1,263
                                                ----------
TOTAL U.S. GOVERNMENT GUARANTEED BONDS
   (Cost $16,009)                                   16,239
                                                ----------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.0%
   Ryland Acceptance Four, Series 32,
      Class B
       8.600%, 05/01/16                  4               5
                                                ----------
TOTAL NON-AGENCY MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $5)                                             5
                                                ----------

REPURCHASE AGREEMENT -- 3.6%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $9,543,480 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $9,732,843) (C)                9,542           9,542
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $9,542)                                     9,542
                                                ----------
TOTAL INVESTMENTS -- 99.2%
   (Cost $271,473)                                 266,534
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%            2,276
                                                ----------
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)


NET ASSETS:
Capital Shares (unlimited
   authorization  --  no par value)
   based on 28,997,446 outstanding
   shares of beneficial interest                 $ 280,727
Undistributed Net Investment Income                   (408)
Accumulated Net Realized Loss on Investments        (6,570)
Net Unrealized Depreciation on Investments          (4,939)
                                                ----------
TOTAL NET ASSETS-- 100.0%                         $268,810
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $9.27
                                                ==========






(A) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective yield as of November 30, 1999.
(B) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1999. The date shown is the next scheduled reset date.
(C) Tri-Party Repurchase Agreement
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
STRIPS -- Separately Traded Registered Interest and Principal Securities




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

Health Care Bonds                             4%
Cash Equivalents                              3%
Transportation Bonds                          9%
General Obligation Bonds                     32%
Industrial Development & Pollution
Control Bonds                                 1%
Utility Bonds                                26%
Public Facility Bonds                         2%
Education Bonds                               4%
Housing Bonds                                 9%
Resource Recovery Bonds                       2%
Other Revenue Bonds                           8%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                       PAR (000)     VALUE (000)


MUNICIPAL BONDS -- 95.1%
  ALABAMA -- 0.7%
   Alabama State Housing Finance
      Authority RB, Series D-1, GNMA
       6.000%, 10/01/16             $  905          $  915
   Alabama State Water Pollution
      Control Authority RB,  AMBAC
       5.000%, 02/15/13              1,500           1,425
                                                ----------
                                                     2,340
                                                ----------
  ARKANSAS -- 0.3%
   Arkansas State GO
       5.000%, 06/01/15              1,000             925
                                                ----------
  CALIFORNIA -- 2.9%
   Burbank, Wastewater Treatment
      RB, Series A, FGIC
       5.500%, 06/01/15              1,500           1,496
   California State GO
       5.500%, 02/01/10              1,500           1,554
   California State GO, FGIC
       5.250%, 10/01/10              2,000           2,032
   California State Home Mortgage
      RB, Series A, MBIA
       5.850%, 08/01/16              2,000           2,012


DESCRIPTION                       PAR (000)     VALUE (000)

   California State Housing Finance
      Agency RB, Home Mortgage,
      MBIA
       5.950%, 08/01/10            $ 1,830         $ 1,880
   Los Angeles County, Metropolitan
      Transportation Authority
      RB,  AMBAC
       5.700%, 07/01/12              1,135           1,175
                                                ----------
                                                    10,149
                                                ----------
  COLORADO -- 0.6%
   Denver, Multi-Family Housing
      RB, Section 8, Series A
       5.350%, 10/01/12              2,000           1,930
                                                ----------
  CONNECTICUT -- 1.0%
   Connecticut State Residential
      Recovery RB, MBIA
       5.125%, 01/01/09              1,000             995
   Connecticut State Health &
      Education Facilities Authority
      RB, Series D, GOI
       6.750%, 07/01/12              1,250           1,317
   Connecticut State Housing
      Finance Authority RB,
      Series A, GOA
       6.100%, 05/15/17              1,000           1,015
                                                ----------
                                                     3,327
                                                ----------
  DISTRICT OF COLUMBIA -- 2.2%
   District of Columbia GO,
      Series A, MBIA
       5.000%, 06/01/15              2,500           2,278
   Georgetown University RB,
      Series A, MBIA
       5.950%, 04/01/14              1,000           1,022
   Washington Convention Center
      Tax RB,  AMBAC,
       5.250%, 10/01/14              4,500           4,292
                                                ----------
                                                     7,592
                                                ----------
  FLORIDA -- 1.6%
   Dade County GO, Series EE, FGIC
       5.625%, 10/01/14              2,560           2,579
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND  (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

  FLORIDA (CONTINUED)
   Florida State Board of Education
      GO, Series E
       5.700%, 06/01/14            $ 2,000         $ 2,020
   Village Center Community,
      Florida Utility RB
       5.250%, 10/01/15              1,000             960
                                                ----------
                                                     5,559
                                                ----------
  GEORGIA -- 3.3%
   Georgia State GO, Series B
       5.750%, 08/01/08              1,000           1,057
   Georgia State GO, Series D
       5.800%, 11/01/10              3,000           3,176
       5.800%, 11/01/12              4,000           4,220
   Georgia State Municipal Electric
      Authority RB, MBIA
       5.125%, 01/01/12              3,000           2,925
                                                ----------
                                                    11,378
                                                ----------
  HAWAII -- 0.1%
   Hawaii State GO, Series CR, MBIA
       5.250%, 04/01/12                500             489
                                                ----------
  ILLINOIS -- 1.3%
   Chicago, O'Hare International
       Airport RB,  AMBAC
       5.625%, 01/01/12              2,000           2,027
   Illinois State GO
       5.000%, 04/01/12              2,750           2,637
                                                ----------
                                                     4,664
                                                ----------
  LOUISIANA -- 0.5%
   Louisiana State GO, FSA
       5.000%, 04/15/14              2,000           1,867
                                                ----------
  MAINE -- 2.6%
   Maine Municipal Bond Bank RB, FSA
       5.250%, 11/01/08              1,705           1,733
       5.150%, 11/01/13              1,250           1,203
   Maine State Health & Higher
      Educational Facilities Authority
      RB, MBIA
       5.000%, 07/01/11              1,680           1,638
       4.750%, 07/01/13              1,500           1,359


DESCRIPTION                       PAR (000)     VALUE (000)

   Maine State Housing Authority
      RB, Series C-1
       5.700%, 11/15/15            $ 2,000         $ 1,970
   Maine State Housing Authority
      RB, Series F-1, HUD
       5.125%, 11/15/15              1,300           1,198
                                                ----------
                                                     9,101
                                                ----------
  MARYLAND -- 1.1%
   Maryland State & Local
      Facilities GO, 1st Series
       5.000%, 03/01/10              1,500           1,492
   Maryland State & Local
      Facilities GO, 2nd Series
       5.000%, 07/15/10              2,500           2,487
                                                ----------
                                                     3,979
                                                ----------
  MASSACHUSETTS -- 11.8%
   Holyoke GO, Series A, FSA
       5.600%, 06/15/10              1,365           1,401
   Massachusetts Bay Transportation
      Authority RB, Series A, MBIA
       5.500%, 03/01/12              1,290           1,314
   Massachusetts State Bay
      Transportation
      Authority RB, Series C
       5.500%, 03/01/08              1,000           1,032
   Massachusetts State GO,
      Series B, FGIC
       5.000%, 06/01/09              2,200           2,186
   Massachusetts State GO
      5.750%, 08/01/09               3,650           3,833
      5.250%, 08/01/14               2,500           2,425
   Massachusetts State GO,  AMBAC
       5.000%, 08/01/14              2,500           2,359
   Massachusetts State GO,
      Series A
       5.000%, 11/01/13              1,200           1,140
   Massachusetts State GO,
      Series B, FGIC
       5.500%, 06/01/11              2,000           2,037
   Massachusetts State GO,
      Series D,  AMBAC
       4.500%, 11/01/15              3,000           2,572

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

  MASSACHUSETTS (CONTINUED)
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Dana Farber Cancer Project,
      Series G-1
       6.250%, 12/01/08            $ 1,000         $ 1,040
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Eye & Ear Infirmary, Series B
       5.250%, 07/01/11              1,000             981
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Harvard Pilgrim Health,
      Series A, FSA
       5.250%, 07/01/13              2,215           2,154
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Medical, Academic & Scientific
      Project, Series A
       6.250%, 01/01/05              1,060           1,116
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Suffolk University Project,
      Series C, CONLEE
       5.850%, 07/01/16              1,000           1,005
   Massachusetts State Housing
      Finance Agency RB,
      Series A, MBIA
       5.600%, 07/01/07                475             488
       5.700%, 07/01/08                475             488
   Massachusetts State Industrial
      Finance Agency RB, College Issue,
      CONLEE
       5.875%, 07/01/11              1,090           1,139
   Massachusetts State Industrial
      Finance Agency RB, Resource
      Recovery
       4.950%, 12/01/06              1,710           1,622
   Massachusetts State Industrial
      Finance Agency RB, Resource
      Recovery, Ogden Haverhill
      Project, AMT
       5.150%, 12/01/07              1,250           1,187


DESCRIPTION                       PAR (000)     VALUE (000)

   Massachusetts State Municipal
      Wholesale Electric
      Company RB,  AMBAC
       5.150%, 07/01/16            $ 2,000         $ 1,845
   Massachusetts State Resource
      Recovery Authority RB, Refusetech
      Project, Series A
       6.150%, 07/01/02              1,595           1,629
       6.300%, 07/01/05              3,220           3,333
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System, Series C,
      MBIA (A)
       5.400%, 01/01/16              1,000             391
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System, Sub-Series B,
      MBIA
       5.250%, 01/01/17              1,000             940
   Massachusetts State Turnpike
      Authority RB, Series A
       5.000%, 01/01/12              1,250           1,197
                                                ----------
                                                    40,854
                                                ----------
  MICHIGAN -- 1.8%
   Michigan State Building
      Authority RB, Series I,
      MBIA
       4.750%, 10/15/13              3,250           2,978
   Michigan State House of
      Representatives COP,  AMBAC
       5.250%, 08/15/14              3,220           3,144
                                                ----------
                                                     6,122
                                                ----------
  MINNESOTA -- 2.7%
   Northern Minnesota State
      Municipal Power Agency RB,
      Electric System, FSA
       5.250%, 01/01/12              2,490           2,471
   Southern Minnesota State
      Municipal Power Agency RB,
      Power Supply Systems RB,
      Series A,  AMBAC
       5.000%, 01/01/11              4,320           4,239
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND  (CONTINUED)
--------------------------------------------------------------------------------

DESCRIPTION                       PAR (000)     VALUE (000)

  MINNESOTA (CONTINUED)
   Southern Minnesota Municipal
      Power Agency RB
       5.000%, 01/01/13            $ 2,715         $ 2,610
                                                ----------
                                                     9,320
                                                ----------
  MISSISSIPPI -- 0.3%
   Mississippi State Capital
      Imports GO, Series A
       5.000%, 07/01/09              1,000             988
                                                ----------
  MISSOURI -- 0.9%
   St. Charles County, Public Water
      Supply District #2 COP,
      Series A, MBIA
       5.500%, 12/01/14              3,000           2,966
                                                ----------
  NEBRASKA -- 2.1%
   Nebraska State Investment
      Finance Authority RB,
      Childrens Healthcare Services,
      AMBAC
       5.500%, 08/15/17              1,435           1,390
   Nebraska State Public Gas Supply
      System RB,  American Public
      Energy, Series A,  AMBAC
       5.250%, 06/01/11              6,000           5,850
                                                ----------
                                                     7,240
                                                ----------
  NEVADA -- 1.0%
   Nevada State Capital & Cultural
      Affairs GO, Series A
       5.500%, 02/01/11              1,000           1,016
   Nevada State GO, Series A
       5.000%, 07/01/13              2,500           2,366
                                                ----------
                                                     3,382
                                                ----------
  NEW HAMPSHIRE -- 2.3%
   New Hampshire State Higher
      Education & Health Facilities
      Authority RB, Dartmouth Education
      Loan Remarketing
       5.300%, 06/01/15              1,045           1,014


DESCRIPTION                       PAR (000)     VALUE (000)

   New Hampshire State Higher
      Education & Health Facilities
      Authority RB, LOC
       5.800%, 10/01/12            $ 1,000         $ 1,008
   New Hampshire State Housing
      Finance Authority RB, Series B, FHA
       5.850%, 07/01/10                900             911
   New Hampshire State RB
       5.000%, 08/15/13              2,050           1,955
   New Hampshire Municipal Bond
      Bank RB, Series B, FSA
       5.250%, 08/15/11              3,115           3,115
                                                ----------
                                                     8,003
                                                ----------
  NEW JERSEY -- 1.9%
   New Jersey State Transportation
      Authority RB, Series A
      5.500%, 06/15/08               3,000           3,120
      5.000%, 06/15/12               3,500           3,378
                                                ----------
                                                     6,498
                                                ----------
  NEW YORK -- 11.7%
   Long Island Power Authority,
      New York Electric System RB, FSA
       5.500%, 12/01/12              1,500           1,530
   Metropolitan Transportation
      Authority RB, Commuter Facilities,
      Series A, FGIC
       5.750%, 07/01/11              1,000           1,033
   Metropolitan Transportation
      Authority RB, Series C, FSA
       5.125%, 07/01/13              5,000           4,806
   Metropolitan Transportation
      Authority RB, Transportation
      Service Contract, Series R
       5.500%, 07/01/14              1,740           1,703
   New York City GO
       5.000%, 08/01/14              4,000           3,710
       5.000%, 08/15/14              1,000             926
   New York City GO, Series C
       5.250%, 08/15/11              2,080           2,049
   New York City GO, Series D
       6.000%, 02/15/09              1,000           1,043
       6.000%, 02/15/12                600             620

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

  NEW YORK (CONTINUED)
   New York City GO, Series F
       5.250%, 08/01/14            $ 3,000         $ 2,850
   New York Metropolitan Transit
      Authority Commuter Facilities RB,
      Series A, FSA
       5.500%, 07/01/15              1,530           1,501
   New York State Urban
      Development RB, Correctional
      Facilities, MBIA
       5.000%, 01/01/13              1,500           1,427
   New York State Dormitory
      Authority RB, Mental Health
      Services Facility, MBIA
       5.000%, 08/15/14              1,000             938
   New York State Dormitory
      Authority RB, Series A, STGTD
       5.500%, 05/15/10              1,000           1,009
   New York State GO
       5.000%, 03/15/14              2,000           1,880
   New York State GO, Series C,
      AMBAC
       5.375%, 10/01/11              3,000           3,030
   New York State Housing Finance
      Agency RB, Series A, FSA
       5.800%, 11/01/09              1,720           1,765
   New York State Urban
      Developement RB
       5.250%, 01/01/14              7,225           7,071
   New York State Urban
      Development Authority RB,
      Youth Facilities Project, MBIA
       5.700%, 04/01/14              1,505           1,513
                                                ----------
                                                    40,404
                                                ----------
  NORTH CAROLINA -- 4.1%
   North Carolina State,
      Eastern Municipal Power
      Agency RB
       6.000%, 01/01/14              4,000           3,880
       5.600%, 01/01/16              2,000           1,823
   North Carolina State,
      Eastern Municipal Power
      Agency RB, FGIC
       6.000%, 01/01/13              2,000           2,043


DESCRIPTION                       PAR (000)     VALUE (000)

   North Carolina State,
      Eastern Municipal Power
      Agency RB, Series D
       5.875%, 01/01/14             $1,035          $  992
   North Carolina State,
      Eastern Municipal Power
      Agency RB, Series D,  ACA-CBI
       5.600%, 01/01/16              3,000           2,963
   North Carolina State Public GO,
      Series A
       5.250%, 03/01/12              2,500           2,500
                                                ----------
                                                    14,201
                                                ----------
  OHIO -- 1.5%
   Ohio State Infrastructure GO,
      Series A
       5.750%, 02/01/11              2,280           2,391
   Ohio State Public Facilities
      Commission RB, Higher
      Education Authority, Series II-A
       5.000%, 05/01/08              2,900           2,889
                                                ----------
                                                     5,280
                                                ----------
  OKLAHOMA -- 0.8%
   Oklahoma State Turnpike
      Authority RB, Series B, FGIC
       5.250%, 01/01/12              2,750           2,747
                                                ----------
  PENNSYLVANIA -- 4.4%
   Montgomery County GO
       5.250%, 10/15/08              1,250           1,275
   Pennsylvania State GO
       5.250%, 06/15/12              2,155           2,128
   Pennsylvania State GO,
      1st Series,  AMBAC
       5.125%, 03/15/12              2,000           1,953
   Pennsylvania State Higher
      Education & Health
      Services RB, Series A
       5.750%, 01/01/12              1,300           1,256
   Pennsylvania State Higher
      Education Facilities
      Authority RB, MBIA
       5.250%, 01/01/13              2,000           1,958
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND  (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

  PENNSYLVANIA (CONTINUED)
   Pennsylvania State Housing
      Finance Agency RB, Single
      Family Mortgages, Series A
       6.000%, 10/01/13            $ 2,000         $ 2,025
   Philadelphia, Water and
      Wastewater Projects RB, FGIC
       5.650%, 06/15/12              3,000           3,064
   Southeastern Pennsylvania
      Transportation Authority RB,
      Series A, FGIC
       5.125%, 03/01/08              1,450           1,454
                                                ----------
                                                    15,113
                                                ----------
  PUERTO RICO -- 5.7%
   Puerto Rico Commonwealth,
      Public Improvement GO, FSA
       5.500%, 07/01/12              2,000           2,055
   Puerto Rico Commonwealth
      GO, FSA
       5.250%, 07/01/10              1,000           1,019
   Puerto Rico Electric Power
      Authority RB, Series CC, MBIA
       5.000%, 07/01/10              2,050           2,047
   Puerto Rico Electric Power
      Authority RB
       5.250%, 07/01/14              4,700           4,594
       5.500%, 07/01/16              3,000           2,933
   Puerto Rico Electric Power
      Authority RB, Series CC, FSA
       5.000%, 07/01/10              2,435           2,432
   Puerto Rico Municipal Finance
      Agency RB, Series A, FSA
       5.250%, 07/01/10              1,500           1,526
   Puerto Rico Public Education &
      Health Facilities RB, Series M, CGTD
       5.750%, 07/01/15              1,000           1,006
   Puerto Rico GO, FSA
       5.750%, 07/01/17              2,000           2,020
                                                ----------
                                                    19,632
                                                ----------
  RHODE ISLAND -- 2.4%
   Providence Public Building RB
       5.375%, 12/15/11              1,000           1,003


DESCRIPTION                       PAR (000)     VALUE (000)

   Rhode Island State Depositor's
      Economic Protection RB,
      Series A, MBIA
       6.400%, 08/01/06            $ 1,000         $ 1,084
   Rhode Island State Housing &
      Mortgage Finance RB, Series 15B
       6.200%, 10/01/06              1,110           1,157
   Rhode Island State Housing &
      Mortgage Finance RB, Series 19A
       5.700%, 04/01/15              2,500           2,450
   Rhode Island State GO
       5.500%, 09/01/15              2,740           2,695
                                                ----------
                                                     8,389
                                                ----------
  SOUTH CAROLINA -- 1.4%
   South Carolina State GO, Highway
      System, Series A
       4.600%, 05/01/12              4,000           3,730
   South Carolina State Public Service
      Authority RB, Series B, FGIC
       5.875%, 01/01/14              1,150           1,183
                                                ----------
                                                     4,913
                                                ----------
  TEXAS -- 3.7%
   Tarrant County, Health Facilities
      Authority RB, Harris Methodist
      Health System Project, Series A,
      AMBAC
       5.125%, 09/01/12              2,700           2,606
   Texas A&M University RB
       5.200%, 05/15/10              2,580           2,574
   Texas State GO
       5.125%, 10/01/14              8,000           7,590
                                                ----------
                                                    12,770
                                                ----------
  UTAH -- 1.3%
   Utah State, Intermountain Power
      Agency RB, Power Supply,
      Series A, MBIA
       5.250%, 07/01/12              4,500           4,438
                                                ----------
  VIRGINIA -- 1.4%
   Richmond GO, FSA
       5.125%, 01/15/07              3,000           2,974

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

  VIRGINIA (CONTINUED)
   Virginia State Housing
      Development Authority RB,
      Series H
       5.700%, 11/01/07            $ 1,655         $ 1,698
                                                ----------
                                                     4,672
                                                ----------
  WASHINGTON -- 11.6%
   Grant County Washington
      Utility RB
       5.250%, 01/01/14              2,400           2,292
   Seattle Municipal Light &
      Power RB
       5.875%, 10/01/10              2,300           2,418
   Washington State Convention &
      Trade Center RB, MBIA
       5.000%, 07/01/10              1,500           1,470
   Washington State Public Power
      Supply Systems RB
       5.125%, 07/01/13              5,000           4,713
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 1, Series B
       5.125%, 07/01/14              3,000           2,798
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 1, FSA
       5.400%, 07/01/12              7,800           7,673
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 3, Series A (A)
       5.757%, 07/01/13              2,000             925
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 3, Series A, FSA
       5.100%, 07/01/10              2,500           2,450
   Washington State Public Power
      Supply Systems RB, Nuclear
      Project No. 2, Series A, FSA
       5.000%, 07/01/11             10,115           9,710
   Washington State Public Power
      Supply Systems RB, Nuclear Project
      No. 1, Series A
       5.000%, 07/01/11              1,000             955
       5.000%, 07/01/13              4,000           3,735


DESCRIPTION                       PAR (000)     VALUE (000)

   Washington State Public Power
      Supply Systems RB, Nuclear Project
      No. 2, Series A, FSA
       5.125%, 07/01/11            $ 1,000        $    971
                                                ----------
                                                    40,110
                                                ----------
  WEST VIRGINIA -- 0.6%
   West Virginia State GO
       5.250%, 06/01/11              1,000           1,003
       5.000%, 06/01/14              1,000             941
                                                ----------
                                                     1,944
                                                ----------
  WISCONSIN -- 1.5%
   Wisconsin State Housing &
      Economic Development
      Authority RB, Series C, GOA
       5.800%, 11/01/13              2,125           2,133
   Wisconsin State Housing &
      Economic Development Authority RB,
      Home Ownership, Series E, GOA
       5.900%, 09/01/16              1,000             998
   Wisconsin State Transit RB
       5.250%, 07/01/11              2,020           2,023
                                                ----------
                                                     5,154
                                                ----------
TOTAL MUNICIPAL BONDS
   (Cost $334,181)                                 328,440
                                                ----------

REPURCHASE AGREEMENT -- 2.6%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $8,946,387 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $9,123,903) (B)                8,945           8,945
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $8,945)                                     8,945
                                                ----------
TOTAL INVESTMENTS -- 97.7%
   (Cost $343,126)                                 337,385
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 2.3%            7,777
                                                ----------
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND  (CONCLUDED)

DESCRIPTION                                      VALUE (000)


NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 35,356,203 outstanding
   shares of beneficial interest                 $ 354,409
Distribution in excess of Net
   Investment Income                                    (3)
Accumulated Net Realized Loss on
   Investments                                      (3,503)
Net Unrealized Depreciation on Investments          (5,741)
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $345,162
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $9.76
                                                ==========




(A) Zero Coupon Bond. The rate reported on the Statement of Net Assets is the effective yield as of November 30, 1999.
(B) Tri-Party Repurchase Agreement
AMT -- Alternative Minimum Tax
COP -- Certificate of Participation
GO -- General Obligation Bond
HUD -- Department of Housing & Urban Development
LOC -- Securities are held in connection with a letter of credit issued by a major commercial bank or other financial institution.
RB -- Revenue Bond

The following organizations have provided underlying credit support for the securities as set forth in the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Company
CGTD -- Commonwealth Guaranteed
CONLEE -- College Construction Loan Insurance
COP-- Certificate of Participation
FGIC -- Financial Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GOA -- General Obligation of Authority
GOI -- General Obligation of Institution
MBIA -- Municipal Bond Insurance Association
STGTD -- State Guaranteed


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

Resource Recovery Bonds                       8%
Transportation Bonds                         10%
Utility Bonds                                 8%
Water & Sewer Bonds                           2%
Alternative Minimum Tax Bonds                 4%
Cash Equivalents                              2%
Education Bonds                               3%
General Obligation Bonds                     28%
Public Facility Bonds                         1%
Other Revenue Bonds                           4%
Housing Bonds                                14%
Health Care Bonds                            16%

% OF TOTAL PORTFOLIO INVESTMENTS


DESCRIPTION                       PAR (000)     VALUE (000)


MUNICIPAL BONDS -- 96.8%
  CONNECTICUT -- 77.3%
   Bridgeport GO
       6.500%, 09/01/08           $  1,435         $ 1,587
   Bridgeport GO, AMBAC
       5.450%, 03/01/11              1,550           1,567
   Bristol, Resource Recovery RB,
      Ogden Martin System Project
       6.500%, 07/01/14              3,000           3,116
   Connecticut State GO,
      Callable 03/15/08 @ 101
       5.250%, 03/15/14              2,500           2,444
       5.250%, 06/15/10              2,025           2,043
   Connecticut State GO
       5.250%, 03/15/14              2,500           2,444
   Connecticut State GO, FGIC
       5.000%, 09/01/14                880             836
   Connecticut State GO, Series A
       5.250%, 03/01/14              2,445           2,390
       5.125%, 03/15/15              3,895           3,700
   Connecticut State GO, Series B
       5.125%, 03/15/11              1,005             999


DESCRIPTION                       PAR (000)     VALUE (000)

   Connecticut State GO, Series C
       5.800%, 08/15/08            $ 1,500       $   1,569
   Connecticut State GO, Series D
       5.125%, 12/15/13              4,790           4,646
       5.250%, 12/15/15                500             482
   Connecticut State Health &
      Education Facilities Authority RB
       4.650%, 07/01/11              1,390           1,298
   Connecticut State Health &
      Education Facilities Authority RB,
      AMBAC
       5.200%, 07/01/14              2,840           2,733
       5.000%, 07/01/17              1,000             907
   Connecticut State Health &
      Education Facilities Authority RB,
       Bridgeport Hospital, Series C,
      CONLEE
       5.250%, 07/01/15              1,615           1,546
   Connecticut State Health &
      Education Facilities Authority RB,
      Greenwich Hospital, Series A, MBIA
       5.750%, 07/01/16              2,000           2,002
   Connecticut State Health &
      Education Facilities Authority RB,
       Hospital For Special Care
       5.375%, 07/01/17              5,000           4,750
   Connecticut State Health &
      Education Facilities Authority RB,
      New Britain Hospital, Series B,
      AMBAC
       6.000%, 07/01/09              1,000           1,061
   Connecticut State Health &
      Education Facilities Authority RB,
      New Haven Hospital, Series H,
      MBIA
       5.625%, 07/01/16              1,000             994
   Connecticut State Health &
      Education Facilities Authority RB,
      New Horizons Village Project,
      AMBAC
       7.050%, 11/01/09              1,000           1,115
   Connecticut State Health &
      Education Facilities Authority RB,
      Newington Children's Hospital,
      Series A, MBIA
       5.850%, 07/01/07              1,110           1,167
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

   Connecticut State Health &
      Education Facilities Authority RB,
      Series D, GOI
       6.750%, 07/01/12            $ 2,750         $ 2,898
   Connecticut State Health &
      Education Facilities Authority RB,
      Sharon Health Care Project,
      AMBAC
       6.000%, 11/01/09              1,000           1,066
   Connecticut State Health &
      Education Facilities Authority RB,
      Stamford Hospital, MBIA
       5.400%, 07/01/09              2,000           2,045
   Connecticut State Health &
      Education Facilities Authority RB,
      William W. Backus Hospital,
      Series E, AMBAC
       5.000%, 07/01/17              1,000             906
   Connecticut State Health &
      Education Facilities Authority RB,
      Sacred Heart University Project,
      Series E
       4.900%, 07/01/13              3,400           3,141
   Connecticut State Higher
      Education RB, Family Education
      Loan Program, Series A, AMT
       7.000%, 11/15/05              1,070           1,106
       5.625%, 11/15/11              1,215           1,242
   Connecticut State Hospital RB
       5.300%, 07/01/10              2,740           2,771
   Connecticut State Housing Finance
      Authority RB, GOA
       6.200%, 05/15/14                430             442
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Series A, GOA
       5.950%, 05/15/11              3,215           3,279
       6.200%, 05/15/14              1,350           1,387
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Series C-1, GOA
       6.000%, 11/15/10              1,010           1,034


DESCRIPTION                       PAR (000)     VALUE (000)

   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Series H-1
       5.100%, 05/15/17            $ 1,000          $  921
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Sub-Series A-3, GOA
       5.950%, 05/15/17              1,000           1,007
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Sub-Series B1
       6.000%, 11/15/15              2,000           2,020
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Sub-Series B1, GOA
       6.000%, 05/15/08                230             238
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Sub-Series E-1, GOA
       5.900%, 05/15/15              4,200           4,226
   Connecticut State Residential
      Recovery RB, MBIA
       5.125%, 01/01/09              4,000           3,980
       5.400%, 10/01/10              2,000           2,035
   Connecticut State Resource
      Recovery Authority RB, American
      Fuel Company, Series A, MBIA
       5.125%, 11/15/14              7,125           6,671
   Connecticut State Resource
      Recovery Authority RB,
      Mid-Connecticut System Project,
      Series A, AMT, MBIA
       5.500%, 11/15/11              6,000           6,097
   Connecticut State Resource
      Recovery Authority RB,
      Mid-Connecticut System Project,
      Series A, MBIA
       5.375%, 11/15/10              2,000           2,023
   Connecticut State Special Tax RB,
      AMBAC
       5.250%, 01/01/11              1,000           1,001
   Connecticut State Special Tax RB,
      Transportation Infrastructure, Series A
       5.700%, 06/01/12              1,160           1,195

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

   Connecticut State Special Tax RB,
      Transportation Infrastructure,
      Series A, FGIC
       5.600%, 06/01/13            $ 1,000         $ 1,011
       5.250%, 10/01/14              2,100           2,055
   Connecticut State Special Tax RB,
      Transportation Infrastructure,
      Series B, FGIC
       5.500%, 10/01/11              4,920           5,154
   Connecticut State Transportation
      Improvement RB
       5.500%, 10/01/12              4,000           4,055
   Connecticut State Transportation
      Infrastructure RB, Series B, FSA
       5.250%, 11/01/15              1,000             968
   Connecticut State
      Unlimited Tax GO
       5.250%, 03/15/13              6,000           5,918
   Connecticut State
      Unlimited Tax GO, Series D
       5.000%, 12/01/12              3,500           3,386
   Connecticut State Water RB
       5.250%, 07/15/11              1,000           1,003
   Eastern Connecticut Resource
      Recovery Authority RB,
      Wheelabrator Libson Project,
      Series A
       5.500%, 01/01/14              2,775           2,477
   Hartford GO, FGIC
       5.700%, 10/01/12                500             518
       5.750%, 10/01/13              1,000           1,038
       4.700%, 01/15/15              1,340           1,206
   New Haven GO, FGIC
       4.700%, 02/01/15              1,875           1,688
   South Central Connecticut
      Regional Water Authority RB,
      Series A, MBIA
       6.000%, 08/01/09                985           1,038
       6.000%, 08/01/10              1,045           1,099
   Stamford GO
       5.000%, 07/15/15              2,195           2,061
   University of Connecticut RB,
      Series A, MBIA
       5.250%, 04/01/14              1,000             974


DESCRIPTION                       PAR (000)     VALUE (000)

   Waterbury, Connecticut
      Unlimited Tax GO
       4.800%, 02/15/12            $ 1,400         $ 1,321
       4.900%, 02/15/13              1,470           1,380
       5.000%, 02/15/14              1,395           1,301
                                                ----------
                                                   137,778
                                                ----------
  PUERTO RICO -- 19.5%
   Puerto Rico Commonwealth GO (A)
       5.061%, 07/01/14              4,500           1,969
   Puerto Rico Commonwealth
      Highway & Transportation
      Infrastructure RB, MBIA
       5.250%, 07/01/14              2,615           2,556
   Puerto Rico
      Commonwealth GO, FSA
       5.250%, 07/01/10              1,250           1,273
   Puerto Rico Electric Power
      Authority RB, FSA,
       5.250%, 07/01/14              3,500           3,421
   Puerto Rico Electric Power
      Authority RB, Series CC, MBIA
       5.000%, 07/01/10              2,000           1,998
   Puerto Rico Electric Power
      Authority RB
       5.250%, 07/01/14              9,650           9,433
       5.500%, 07/01/14              1,000             990
       5.500%, 07/01/16              1,000             978
   Puerto Rico Highway &
      Transportation RB, Series X
       5.300%, 07/01/04                700             710
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control
      Facilities RB, International
      American University, Series A,
      MBIA
       5.250%, 10/01/12                725             727
       5.375%, 10/01/13                975             969
       5.500%, 10/01/14                650             652
   Puerto Rico Infrastructure
      Financing Authority RB, AMBAC
       5.250%, 07/01/10              2,500           2,547
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

   Puerto Rico Municipal Finance
      Agency RB, Series A, FSA
       6.000%, 07/01/09            $ 2,650        $  2,819
   Puerto Rico Public Buildings
      Authority RB, MBIA
       5.000%, 07/01/11              1,000             990
   Puerto Rico GO, FSA
       5.750%, 07/01/17              2,700           2,727
                                                ----------
                                                    34,759
                                                ----------
TOTAL MUNICIPAL BONDS
   (Cost $176,154)                                 172,537
                                                ----------

REPURCHASE AGREEMENT -- 2.4%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $4,256,660 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $4,341,121) (B)                4,256           4,256
                                                ----------
TOTAL REPURCHASE AGREEMENt
   (Cost $4,256)                                     4,256
                                                ----------
TOTAL INVESTMENTS -- 99.2%
   (Cost $180,410)                                 176,793
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%            1,477
                                                ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 17,500,165 outstanding
   shares of beneficial interest                   181,958
Undistributed Net Investment Income                      2
Accumulated Net Realized (Loss) on Investments         (73)
Net Unrealized (Depreciation) on Investments        (3,617)
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $178,270
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $10.19
                                                ==========




(A) Zero Coupon Bond. The rate reported on the Statement of Net Assets is the effective yield as of November 30, 1999.
(B) Tri-Party Repurchase Agreement
AMT -- Alternative Minimum Tax
GO -- General Obligation Bond
RB -- Revenue Bond

The following organizations have provided underlying credit support for the securities as set forth in the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Corporation
CONLEE -- College Construction Loan Insurance Association
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GOA--General Obligation of Authority
GOI--General Obligation of Institution
MBIA--Municipal Bond Insurance Association


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

Transportation Bonds                    8%
Participation Notes                     1%
Utility Bonds                          12%
General Obligation Bonds               12%
Cash Equivalents                        6%
Water & Sewer Bonds                    18%
Public Facility Bonds                   4%
Health Care Bonds                      11%
Alternative Minimum Tax Bonds           3%
Housing Bonds                           3%
Education Bonds                         8%
Other Revenue Bonds                    14%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                       PAR (000)     VALUE (000)


MUNICIPAL BONDS -- 92.7%
  Florida -- 89.3%
   Brevard County, Health Facility
      Authority RB, Holmes Regional
      Medical Center, MBIA
       5.625%, 10/01/14            $ 1,000         $ 1,006
   Brevard County, Housing &
      Finance Authority RB,
      Series B, FSA
       7.000%, 03/01/13                185             191
   Cape Coral, Water
      Improvement RB, FSA
       6.375%, 06/01/09              1,000           1,056
   Dade County,  Aviation RB, Series A
       5.250%, 10/01/07              1,000           1,020
   Dade County,  Aviation RB, Series A,
      AMT, MBIA
       5.750%, 10/01/15              1,000           1,005
   Dade County, Housing Finance
      Authority RB, Series D, FSA
       6.950%, 12/15/12                355             369
   Dade County, Professional Sports
      Franchise Facility RB, MBIA
       5.250%, 10/01/12              1,385           1,371
   Dade County, Water & Sewer
      System RB, FGIC
       5.500%, 10/01/18              3,000           2,921


DESCRIPTION                       PAR (000)     VALUE (000)

   Escambia County, Housing Finance
      Authority RB, Series A,  AMT, FHA
       7.300%, 10/01/17             $  300          $  307
   Florida State Board Educational
      Lottery RB, Series C, FGIC
       5.000%, 07/01/13              1,500           1,431
   Florida State Board of Education
      Capital Outlay GO, Series A
       5.750%, 01/01/13              1,000           1,014
       5.500%, 06/01/15              2,500           2,469
   Florida State Board of Education
      Capital Outlay GO, Series B, MBIA
       5.750%, 06/01/11              1,250           1,291
   Florida State Board of Education RB
       5.125%, 07/01/11              1,170           1,161
   Florida State Educational Lottery RB,
      Series A
       5.000%, 07/01/15              2,000           1,862
   Florida State Finance
      Department RB, MBIA
       5.500%, 07/01/12              1,000           1,011
   Florida State Finance
      Department RB, Series A,  AMBAC
       5.700%, 07/01/09              2,000           2,060
   Florida State Finance Department
      General Services RB, FSA
       5.000%, 07/01/06              1,500           1,517
   Florida State Gas Utilities Project RB
       5.000%, 12/01/08              1,000             986
   Florida State Housing RB, MBIA
       5.050%, 07/01/12              1,900           1,800
   Florida State Turnpike
      Authority RB, FGIC
       5.250%, 07/01/11              2,000           2,005
   Fort Lauderdale GO
       5.500%, 07/01/15              1,000             981
   Gainesville, Utilities System RB,
      Series B
       5.500%, 10/01/13              2,000           2,012
   Gulf Breeze RB, FGIC
       5.000%, 12/01/14              2,000           1,885
   Gulf Breeze RB, Series B, FGIC
       4.900%, 12/01/08                500             496
   Hillsborough County, Allegany
      Health Systems RB, MBIA
       6.375%, 12/01/12              1,300           1,389
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

   Hillsborough County,  Aviation
      Authority,  Tampa International
      Airport RB, Series B, AMBAC
       5.125%, 10/01/17            $ 2,500         $ 2,319
   Indian Trace Community, Water
      Management RB, MBIA
       5.500%, 05/01/07              1,000           1,038
   Lee County,  Water & Sewer RB,
      Series A, AMBAC
       5.000%, 10/01/14              2,000           1,885
   Manatee County, Florida School
      Board COP, MBIA
       4.950%, 07/01/14              1,000             925
   Naples, Community Hospital
      Project RB, MBIA
       5.500%, 10/01/16              1,000             976
   Orlando, Water & Electric Utilities
      Commission RB
       5.250%, 10/01/14              1,000             974
   Palm Beach County, Criminal Justice
      Facilities RB, FGIC
       5.375%, 06/01/09              1,500           1,538
   Pinellas County, Sewer RB, FGIC
       5.000%, 10/01/13              1,990           1,898
   Polk County, Utility Systems RB, FGIC
       5.250%, 10/01/17              1,500           1,421
   Port St. Lucie, Special Assessment,
      District 1, MBIA
       5.850%, 10/01/11              3,070           3,200
   Reedy Creek, Improvements GO,
      Series A, MBIA
       5.750%, 06/01/14              2,500           2,541
   Sarasota County, Hospital
      Facilities RB, Memorial Health
      Systems Project, Series B, MBIA
       5.000%, 10/01/10              1,250           1,238
   Tampa Bay, Florida Water Utility
      Systems RB, Series B, FGIC
       5.125%, 10/01/12              2,250           2,208
   Tampa Health Systems Catholic
      Health RB,  AMBAC
       4.875%, 11/15/15              1,000             913
   Tampa Health Systems RB,  AMBAC
       4.875%, 11/15/14              1,000             916


DESCRIPTION                       PAR (000)     VALUE (000)

   Volusia County, Hospital Facilities RB,
      Memorial Health Systems Project,
      AMBAC
       5.500%, 11/15/16            $ 1,250        $  1,220
   Volusia County, Sales Tax RB, MBIA
       5.000%, 10/01/16              1,830           1,679
                                                ----------
                                                    61,505
                                                ----------
  PUERTO RICO -- 3.4%
   Puerto Rico Commonwealth Highway &
      Transportation Authority RB, Sub- P R
      St Infrastructure Bank, MBIA
       5.250%, 07/01/13              1,375           1,351
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control Facilities RB,
      International American University,
      Series A, MBIA
       5.250%, 10/01/12              1,000           1,003
                                                ----------
                                                     2,354
                                                ----------
TOTAL MUNICIPAL BONDS
   (Cost $65,706)                                   63,859
                                                ----------

REPURCHASE AGREEMENT -- 6.2%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $4,268,662 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $4,353,361) (A)                4,268           4,268
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $4,268)                                     4,268
                                                ----------
TOTAL INVESTMENTS -- 98.9%
   (Cost $69,974)                                   68,127
                                                ----------
Other Assets and Liabilities, Net -- 1.1%              737
                                                ----------

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)



NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 7,097,858 outstanding
   shares of beneficial interest                  $ 70,711
Net Unrealized Depreciation on Investments          (1,847)
                                                ----------
TOTAL NET ASSETS-- 100.0%                          $68,864
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $9.70
                                                ==========



(A) Tri-Party Repurchase Agreement
AMT -- Alternative Minimum Tax
COP -- Certificate of Participation
GO -- General Obligation Bond
RB -- Revenue Bond

The following organizations have provided underlying credit support for the securities as set forth in the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

Resource Recovery Bonds                       1%
Public Facility Bonds                         1%
Cash Equivalents                              6%
Water & Sewer Bonds                           9%
General Obligation Bonds                     35%
Education Bonds                              11%
Pre-Refunded Securities                       3%
Transportation Bonds                         11%
Housing Bonds                                 4%
Health Care Bonds                            15%
Alternative Minimum Tax Bonds                 4%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                       PAR (000)     VALUE (000)


MUNICIPAL BONDS -- 93.6%
  MASSACHUSETTS -- 91.2%
   Barnstable GO
       5.000%, 03/15/12            $ 1,000          $  962
   Boston GO, Series A,  AMBAC
       5.650%, 02/01/09              1,500           1,539
   Boston, Water and Sewer
      Community RB, Series A, FGIC
       5.125%, 11/01/15              3,320           3,129
   Brockton GO, MBIA
       5.125%, 04/01/15              1,500           1,412
   Chelsea GO, School Loan Project,
      AMBAC
       6.000%, 06/15/04                650             687
       5.700%, 06/15/06              1,000           1,045
   Gloucester GO, FGIC
       5.100%, 08/01/14              1,105           1,053
   Haverhill GO, FGIC
       5.300%, 06/15/12              1,500           1,491
   Holyoke GO, FSA
       5.200%, 08/01/17                690             646
   Holyoke GO, Series A, FSA
       5.600%, 06/15/11              1,000           1,021
       5.500%, 06/15/16              1,195           1,174
   Lawrence GO, AMBAC
       6.250%, 02/15/09              1,475           1,560


DESCRIPTION                       PAR (000)     VALUE (000)

   Lowell GO, AMBAC
       5.500%, 08/01/11            $ 2,740         $ 2,761
       5.500%, 08/01/12              1,720           1,735
   Lowell GO, FSA
       5.500%, 01/15/10              1,140           1,159
       6.625%, 04/01/15              1,000           1,075
   Lynn, Massachusetts Water &
      Sewer Community RB,
      Series A, FSA
       5.000%, 12/01/14              1,375           1,292
   Malden GO, AMBAC
       5.000%, 10/01/14              1,000             941
   Massachusetts Bay Transportation
      Authority RB, GOA
       5.500%, 03/01/07                795             838
       5.500%, 03/01/07                705             729
       6.000%, 03/01/12                130             138
       6.000%, 03/01/12              3,870           4,001
   Massachusetts State Authority RB,
      Health & Educational Facilities
      Brandeis University Project,
      Series I, MBIA
       5.250%, 10/01/12              1,900           1,881
   Massachusetts State Bay
      Transportation Authority RB,
      Series A, GOA
       5.800%, 03/01/10              2,640           2,808
   Massachusetts State Bay
      Transportation Authority RB,
      Series A, MBIA
       5.000%, 03/01/18              3,000           2,674
       5.750%, 03/01/18                710             704
   Massachusetts State Bay
      Transportation Authority RB,
      Series A, MBIA (A)
       5.750%, 03/01/18              2,615           2,785
   Massachusetts State Bay
      Transportation Authority RB,
      Series D, GOA
       5.600%, 03/01/08              1,885           1,960
   Massachusetts State Construction
      Loan GO, Series C, FGIC
       5.250%, 09/01/08              3,200           3,256
   Massachusetts State Development
      Finance Agency, Clark University RB
       5.250%, 07/01/16              1,445           1,337

                                                               BOSTON 1784 FUNDS

DESCRIPTION                       PAR (000)     VALUE (000)

   Massachusetts State Developmental
      Financial Agency RB, Emerson
      College Project, AMBAC
       5.000%, 01/01/12            $ 1,455         $ 1,406
   Massachusetts State Educational
      Financing Authority RB, Series A,
      AMT, MBIA
       5.125%, 12/01/14              1,000             937
   Massachusetts State Educational
      Loan Authority RB, Issue E,
      Series B,  AMT,  AMBAC
       6.000%, 01/01/12                365             374
       6.300%, 07/01/12                770             801
   Massachusetts State Finance
      Agency RB, Curry College,
      Series A,  ACA
       5.000%, 03/01/13              1,640           1,531
   Massachusetts State GO
       5.250%, 05/01/12              1,000             987
       5.250%, 05/01/14              1,000             970
       5.250%, 08/01/14              5,000           4,850
       5.000%, 11/01/14              2,000           1,877
   Massachusetts State GO,  AMBAC
       5.750%, 08/01/09              2,000           2,100
   Massachusetts State GO (A)
       5.750%, 06/01/16              3,000           3,176
   Massachusetts State GO, Series A
       5.500%, 02/01/11              3,500           3,544
       5.000%, 11/01/13              5,000           4,750
   Massachusetts State GO, Series A,
      MBIA
       5.000%, 04/01/14              3,000           2,835
   Massachusetts State GO, Series B
       6.500%, 08/01/08              5,315           5,853
   Massachusetts State GO, Series B,
      FGIC
       5.500%, 11/01/07              1,000           1,037
       5.125%, 06/01/12              2,000           1,957
   Massachusetts State GO, Series B,
      FGIC (A)
       5.875%, 08/01/10              2,000           2,140
   Massachusetts State GO, Series B,
      MBIA
       5.400%, 11/01/07              2,000           2,062
   Massachusetts State GO, Series C
       5.250%, 08/01/15              1,750           1,673
       5.000%, 08/01/17              2,000           1,797


DESCRIPTION                       PAR (000)     VALUE (000)

   Massachusetts State Grant
      Anticipation Note, Series A
       5.250%, 12/15/11            $ 4,000         $ 3,960
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Amherst College, Series G
       5.250%, 11/01/15              1,125          1,073
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Baystate Medical Center
      Project, Series D, FGIC
       6.000%, 07/01/15              2,000          2,027
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Berklee College of Music,
      Series E, MBIA
       5.000%, 10/01/15                975            901
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Boston Medical Center,
      Series A, MBIA
       5.250%, 07/01/15              2,500          2,378
       5.250%, 07/01/16              2,725          2,565
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Brandeis University, MBIA
       5.250%, 10/01/14              1,500          1,449
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Catholic Health East, Series A,
      AMBAC
       5.000%, 11/15/18              2,000          1,792
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Dana Farber Cancer Project,
      Series G-1
       6.250%, 12/01/09              1,175           1,218
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Emerson Hospital Project,
      Series D, FSA
       5.800%, 08/15/18              3,000           2,944
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Eye & Ear Hospital, Series B
       5.250%, 07/01/09              1,500           1,492
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND  (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

   Massachusetts State Health &
      Educational Facilities Authority
      RB, Hallmark Health Systems,
      Series A, FSA
       5.000%, 07/01/12            $ 1,000          $  961
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Harvard Pilgrim Health,
      Series A, FSA
       5.000%, 07/01/14              2,500           2,341
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Harvard University Project,
      Series M, GOI
       5.750%, 12/01/11              1,000           1,026
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Lahey Clinic Medical Center
      Project, Series B, MBIA
       5.625%, 07/01/15                500             497
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Massachusetts General Hospital,
      Series G, AMBAC
       5.375%, 07/01/11              2,000           2,005
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Newton-Wellesley Hospital
      Project, Issue E, MBIA
       5.875%, 07/01/15              3,000           3,022
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Partners Healthcare System,
      Series B
       5.250%, 07/01/10              4,670           4,472
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Partners Healthcare Systems,
      Series A, MBIA
       5.375%, 07/01/17              2,465           2,314
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Simmons College, Series C,
      MBIA
       5.000%, 10/01/14              1,000             936


DESCRIPTION                       PAR (000)     VALUE (000)

   Massachusetts State Health &
      Educational Facilities Authority
      RB, Smith College Project,
      Series D, GOI
       5.750%, 07/01/16            $ 2,600         $ 2,574
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Tufts University Project,
      Series F, FGIC
       5.950%, 08/15/18              3,000           3,004
   Massachusetts State Health &
      Educational Facilities Authority
      RB, UMass Memorial Issue,
      Series A, AMBAC
       5.250%, 07/01/14              2,000           1,925
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Williams College, Series F
       5.750%, 07/01/19              1,000             981
   Massachusetts State Health &
      Educational Facilities Authority RB,
      Partners Healthcare System
       5.250%, 07/01/15              2,500           2,356
   Massachusetts State Housing
      Finance Agency RB, Rental
      Mortgage, Series C,  AMT,  AMBAC
       5.450%, 07/01/18              2,805           2,626
   Massachusetts State Housing
      Finance Agency RB, Residential
      Development Project, Series A,
      FNMA
       6.875%, 11/15/11              1,750           1,853
   Massachusetts State Housing
      Finance Agency RB, Series A,
      AMBAC
       6.300%, 10/01/13              4,950           5,111
   Massachusetts State Housing
      Finance Agency RB, Series A,
      MBIA
       5.850%, 12/01/08              1,245           1,279
       6.100%, 07/01/15              1,590           1,626
   Massachusetts State Industrial
      Finance Agency RB, Babson
      College Project, Series A
       5.375%, 10/01/17              1,000             924

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

   Massachusetts State Industrial
      Finance Agency RB, Babson
      College Project, Series A, MBIA
       6.375%, 10/01/09            $ 1,000         $ 1,071
       5.750%, 10/01/15              1,000           1,004
   Massachusetts State Industrial
      Finance Agency RB, College of
      Holy Cross, MBIA
       5.500%, 03/01/16              1,500           1,459
   Massachusetts State Industrial
      Finance Agency RB, Worcester
      Polytechnical Institution, MBIA
       5.125%, 09/01/17              1,550           1,434
   Massachusetts State Industrial
      Finance Agency Resource
      Recovery RB, Ogden Haverhill
      Project A,  AMT
       5.200%, 12/01/08              1,500           1,412
   Massachusetts State Municipal
      Wholesale Electric Company RB,
      Series D, MBIA
       6.000%, 07/01/05              1,000           1,047
   Massachusetts State Port Authority
      RB, Series A,  AMT
       6.000%, 07/01/13              1,050           1,078
   Massachusetts State Port Authority
      RB, Series B,  AMT
       5.250%, 07/01/14              1,385           1,312
   Massachusetts State Port Authority
      RB, Series B,  AMT
       5.000%, 07/01/13              1,790           1,674
   Massachusetts State Port Authority
      RB, Series E,  AMT
       5.250%, 07/01/13              1,000             967
   Massachusetts State Resource
      Recovery Authority RB,
      Refusetech Project, Series A
       6.150%, 07/01/02                900             919
       6.300%, 07/01/05              1,000           1,035
   Massachusetts State Special
      Obligation RB, Series A
       5.500%, 06/01/07              2,000           2,060
       5.750%, 06/01/11              2,780           2,929
       5.750%, 06/01/12                700             738


DESCRIPTION                       PAR (000)     VALUE (000)

   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System, Series A, MBIA
       5.000%, 01/01/13            $ 1,000          $  953
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System, Sub-Series B,
      MBIA
       5.250%, 01/01/17              1,000             940
   Massachusetts State Turnpike
      Authority RB, Western Turnpike,
      Series A, MBIA
       5.550%, 01/01/17              1,835           1,837
   Massachusetts State Unlimited Tax
      GO, Series D
       5.000%, 11/01/11              5,000           4,881
   Massachusetts State Water
      Authority RB, Series B, MBIA
       5.500%, 03/01/17              3,500           3,382
   Massachusetts State Water
      Pollution Abatement Trust RB,
      Pooled Loan Program, Series 1
       5.600%, 08/01/13              2,090           2,114
   Massachusetts State Water
      Pollution Abatement Trust RB,
      Pooled Loan Program, Series 2
       6.125%, 02/01/07                730             786
   Massachusetts State Water Pollution
      Abatement Trust RB, Series A
       5.450%, 02/01/13              1,000             999
       5.250%, 08/01/14              1,000             959
   Massachusetts State Water
      Pollution RB
       5.700%, 02/01/12              1,450           1,525
       5.700%, 02/01/15              3,000           3,159
   Massachusetts State Water
      Resource Authority RB,
      Series B, GOA
       5.875%, 11/01/04              1,000           1,049
   Massachusetts State Water
      Resource Authority RB,
      Series C, GOA
       6.000%, 11/01/05              2,000           2,100
       6.000%, 12/01/11              2,000           2,108
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND  (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

   Mendon Upton Regional School
      District GO, FGIC
       5.500%, 06/01/15            $ 1,405         $ 1,398
       5.500%, 06/01/17              1,500           1,453
   Nantucket GO
       6.800%, 12/01/11              1,425           1,511
   Nantucket GO, MBIA
       5.250%, 07/15/10              2,250           2,258
   Northampton GO, MBIA
       5.750%, 05/15/16                775             786
   Palmer GO, MBIA
       5.500%, 10/01/10              1,500           1,524
   Peabody GO, Series A
       5.000%, 08/01/13                310             296
       5.000%, 08/01/14                510             480
   Plymouth County, Partners
      Correctional Facility COP,  AMBAC
       5.125%, 10/01/13              2,165           2,081
   Springfield GO,  AMBAC
       5.300%, 08/01/11              1,000           1,000
       5.300%, 08/01/13              1,000             984
   Springfield GO, FSA
       5.000%, 09/01/11              1,885           1,840
   Springfield GO, State Qualified
      Municipal Purpose Loan, FSA
       5.250%, 11/15/11              1,600           1,596
   University of Lowell Building
      Authority RB, Fifth Series A,  AMBAC
       5.625%, 11/01/14              3,000           3,008
   Uxbridge GO, MBIA
       5.400%, 11/15/16                750             725
   West Springfield GO, FGIC
       5.000%, 03/01/18              1,225           1,106
   Worcester GO, Municipal Purpose
      Loan Series B, MBIA
       5.250%, 11/01/14              1,875           1,819
   Worcester GO, Series G, MBIA
       5.300%, 07/01/15              1,000             969
                                                ----------
                                                   229,847
                                                ----------


DESCRIPTION                       PAR (000)     VALUE (000)

  PUERTO RICO -- 2.4%
   Puerto Rico Commonwealth GO
       5.000%, 07/01/08            $ 1,710         $ 1,708
   Puerto Rico Commonwealth GO,
      FSA
       5.500%, 07/01/13              1,000           1,003
   Puerto Rico Commonwealth
      Highway & Transportation
      Authority RB, Sub- P R
      St Infrastructure Bank, MBIA
       5.250%, 07/01/13              1,300           1,277
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control Facilities
      RB, International American University,
      Series A, MBIA
       5.250%, 10/01/12              1,000           1,003
   Puerto Rico Refunding Public
      Improvement GO
       5.500%, 07/01/13              1,000           1,011
                                                ----------
                                                     6,002
                                                ----------
TOTAL MUNICIPAL BONDS
   (Cost $240,705)                                 235,849
                                                ----------

REPURCHASE AGREEMENT -- 5.4%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $13,698,124 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $13,969,925) (B)              13,696          13,696
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $13,696)                                   13,696
                                                ----------
TOTAL INVESTMENTS -- 99.0%
   (Cost $254,401)                                 249,545
                                                ----------

                                                               BOSTON 1784 FUNDS

DESCRIPTION                                     VALUE (000)


OTHER ASSETS AND LIABILITIES, NET -- 1.0%          $  2,523
                                                ----------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 25,287,707 outstanding
   shares of beneficial interest                   257,051
Accumulated Net Realized Loss on Investments          (127)
Net Unrealized Depreciation on Investments          (4,856)
                                                ----------
TOTAL NET ASSETS -- 100.0%                         $252,068
                                                ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $9.97
                                                ==========


(A) Pre-refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) Tri-Party Repurchase Agreement
AMT -- Alternative Minimum Tax
COP -- Certificate of Participation
GO -- General Obligation Bond
RB -- Revenue Bond

The following organizations have provided underlying credit support for the securities as set forth in the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
GOA -- General Obligation of Authority
GOI -- General Obligation of Institution
MBIA -- Municipal Bond Insurance Association


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

Health Care Bonds                            6%
Utility Bonds                                7%
Cash Equivalents                             4%
Transportation Bonds                         5%
Water & Sewer Bonds                          4%
General Obligation Bonds                    36%
Other Revenue Bonds                          3%
Public Facility Bonds                      10%
Housing Bonds                               10%
Alternative Minimum Tax Bonds                4%
Education Bonds                              9%
Industrial Development & Pollution
Control Bonds                               2%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                       PAR (000)     VALUE (000)


MUNICIPAL BONDS -- 94.6%
  RHODE ISLAND -- 80.6%
   Bristol County,  Water Authority
      RB, MBIA
       5.200%, 12/01/14            $ 1,000          $  955
   Bristol County,  Water Authority RB,
      Series A, MBIA
       5.200%, 12/01/13              1,080           1,042
   Central Falls RB, Detention Facility
       5.250%, 01/15/13              1,505           1,434
       5.375%, 01/15/18              1,000             924
   Central Falls RB, Detention
      Facility, FSA
       5.375%, 01/15/18              1,000             945
   Cranston GO, MBIA
       6.100%, 06/15/10              1,000           1,065
       6.100%, 06/15/15              1,500           1,581
       5.500%, 07/15/15              1,305           1,298
   Cumberland GO, MBIA
       5.100%, 09/01/14                500             477
   Exeter West Greenwich Regional
      School District GO, MBIA
       5.400%, 11/15/10              1,000           1,016


DESCRIPTION                       PAR (000)     VALUE (000)

   Kent County, Water Authority RB,
      MBIA
       6.000%, 07/15/08             $  500          $  526
   North Providence GO, Series A,
      MBIA
       6.000%, 07/01/12              1,100           1,167
       6.050%, 07/01/13                500             530
   Providence GO, FSA
       5.100%, 01/15/06              1,085           1,101
   Providence GO, Series A, FSA
       5.700%, 07/15/12              1,825           1,875
   Providence, Public Building
      Authority RB
       5.375%, 12/15/11              1,035           1,038
       5.125%, 12/15/14                500             469
   Providence, Housing Development
      Authority RB, Barbara Jordan
      Apartments Project, Series A,
      MBIA
       6.500%, 07/01/09                380             397
   Providence, Public Building
      Authority GO, Series A, FSA
       5.400%, 12/15/11                500             502
   Providence, Public Building
      Authority RB, FSA
       5.250%, 12/15/14              1,500           1,431
   Rhode Island State Airport
      Economic Development RB
       5.000%, 07/01/15              1,620           1,486
   Rhode Island State Clean Water
      Agency RB, Safe Drinking Water
      Project, Series A,  AMBAC
       6.500%, 01/01/09                500             537
   Rhode Island State Clean Water
      Agency RB, Water Pollution
      Control, MBIA
       5.875%, 10/01/15                435             448
   Rhode Island State Convention
      Center Authority RB, Series A,
      AMBAC
       5.500%, 05/15/13              1,000           1,011
   Rhode Island State Depositor's
      Economic Protection Agency RB,
      Series A, FSA
       6.500%, 08/01/07                500             547

                                                               BOSTON 1784 FUNDS

DESCRIPTION                       PAR (000)     VALUE (000)

   Rhode Island State Depositor's
      Economic Protection Agency RB,
      Series B, MBIA
       5.800%, 08/01/12            $ 1,000         $ 1,051
   Rhode Island State Depositor's
      Economic Protection Agency RB,
      Special Obligation, Series A, FSA
       5.750%, 08/01/14              1,000           1,030
   Rhode Island State GO
       5.000%, 07/15/07              3,000           3,011
      5.250%, 09/01/08               2,580           2,625
       5.250%, 07/15/10              1,000           1,006
       5.000%, 08/01/11              1,530           1,490
       5.200%, 09/01/11              1,250           1,239
       5.000%, 09/01/12              1,665           1,603
       5.500%, 09/01/15                500             492
   Rhode Island State GO, FGIC
       5.000%, 09/01/14              2,680           2,502
       5.000%, 09/01/16              2,425           2,222
   Rhode Island State GO, Reference
      Consolidation Capital Development
      Loan, Series A
       5.125%, 07/15/13              3,000           2,884
   Rhode Island State GO, Series A
       5.125%, 07/15/12              1,735           1,694
   Rhode Island State Health &
      Educational Building RB
       4.750%, 09/01/14              1,215           1,103
   Rhode Island State Health &
      Educational Building RB,
      Brown University
       5.000%, 09/01/15              1,000             920
       5.000%, 09/01/16              1,000             910
       5.000%, 09/01/17              1,000             902
   Rhode Island State Health &
      Educational Building RB,
      Higher Education Facility,  AMBAC
       5.125%, 11/15/14              2,000           1,868
       5.000%, 11/15/18              1,000             885
   Rhode Island State Health &
      Educational Building RB, Higher
      Education Facility, CONLEE
       6.500%, 11/15/08                180             189


DESCRIPTION                       PAR (000)     VALUE (000)

   Rhode Island State Health &
      Educational Building RB, Kent
      Hospital Project, MBIA
       7.000%, 07/01/10             $  500          $  525
   Rhode Island State Health &
      Educational Building RB,
      Landmark Medical Project, FSA
       5.600%, 10/01/12              2,000           2,018
   Rhode Island State Health &
      Educational Building RB,
      New England Institutional Project,
      CONLEE
       5.900%, 03/01/10                400             408
   Rhode Island State Health &
      Educational Building RB,
      Rhode Island School of Design,
      MBIA
       5.625%, 06/01/16              2,000           1,978
   Rhode Island State Health &
      Educational Building RB,
      Roger Williams Hospital Project
       5.250%, 11/15/16              1,000             933
   Rhode Island State Housing &
      Mortgage Finance RB
       5.550%, 04/01/17                500             480
   Rhode Island State Housing &
      Mortgage Finance RB, Series 13
       6.700%, 10/01/15              2,000           2,058
   Rhode Island State Housing &
      Mortgage Finance RB, Series 19A
       5.700%, 04/01/15              1,500           1,470
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series 27-B,  AMT
       5.150%, 10/01/12              2,240           2,108
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series 30-A
       4.900%, 10/01/14              2,000           1,838
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series A, LOC
       5.650%, 10/01/07              1,000           1,006
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)     VALUE (000)

   Rhode Island State Housing &
      Mortgage Finance RB,
      Series E-1,  AMT,  FHA
       7.500%, 10/01/11             $  885          $  917
   Rhode Island State Industrial
      Facilities RB
       6.000%, 11/01/14              2,250           2,371
   Rhode Island State Industrial
      Facilities RB,  AMT,  LOC
       6.500%, 03/01/14                500             512
   Rhode Island State Public Projects
      RB, Series A
       5.250%, 02/01/10              1,000           1,003
   Rhode Island State Turnpike &
      Bridge Authority RB
       5.000%, 12/01/11              1,000             936
       5.350%, 12/01/17              2,130           1,976
   Warwick GO, Series A, FGIC
       5.000%, 03/01/15              1,180           1,099
       5.000%, 03/01/16              1,205           1,107
                                                ----------
                                                    78,171
                                                ----------
  PUERTO RICO -- 13.0%
   Puerto Rico GO, FSA
       5.750%, 07/01/17              1,000           1,010
   Puerto Rico Commonwealth
      GO (B)
       5.230%, 07/01/14              3,500           1,531
   Puerto Rico Electric Power
      Authority RB
       5.250%, 07/01/14              3,000           2,932
       5.500%, 07/01/16              3,000           2,932
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control Facilities
      RB, International American
      University, Series A, MBIA
       5.250%, 10/01/12                360             361
       5.375%, 10/01/13              1,550           1,540
       5.500%, 10/01/14                350             351
   Puerto Rico Public Education &
      Health Facilities RB, Series M,
      CGTD
       5.750%, 07/01/15              2,000           2,012
                                                ----------
                                                    12,669
                                                ----------


DESCRIPTION                       PAR (000)     VALUE (000)

  GUAM -- 1.0%
   Guam Power Authority RB
       5.250%, 10/01/11            $ 1,000       $   1,007
                                                ----------
TOTAL MUNICIPAL BONDS
   (Cost $94,772)                                   91,847
                                                ----------

REPURCHASE AGREEMENT -- 3.7%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $3,562,552 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $3,633,241) (C)                3,562           3,562
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,562)                                     3,562
                                                ----------
TOTAL INVESTMENTS -- 98.3%
   (Cost $98,334)                                   95,409
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.7%            1,612
                                                ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 9,732,145 outstanding
   shares of beneficial interest                   100,176
Accumulated Net Realized Loss on Investments          (230)
Net Unrealized Depreciation on Investments          (2,925)
                                                ----------
TOTAL NET ASSETS-- 100.0%                          $97,021
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                        $9.97
                                                ==========

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
(A) Pre-refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) Zero Coupon Bond. The rate reported on the Statement of Net Assets is the effective yield as of November 30, 1999.
(C) Tri-Party Repurchase Agreement
AMT -- Alternative Minimum Tax
GO -- General Obligation Bond
LOC -- Securities are held in connection with a letter of credit issued by a major commercial bank or other financial institution.
RB -- Revenue Bond

The following organizations have provided underlying credit support for the securities set forth in the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Corporation
CGTD -- Commonwealth Guaranteed
CONLEE -- College Construction Loan Insurance Association
FGIC -- Financial Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Assurance

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

U.S. Government Mortgage-Backed Obligations               9%
U.S. Treasury Obligations                                 9%
U.S. Government Agency Obligation                         4%
Cash Equivalents                                          4%
Common Stock                                             55%
Corporate Bonds                                          15%
Asset-Backed Securities                                   4%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                         SHARES      VALUE (000)



COMMON STOCKS -- 53.6%
  AEROSPACE & DEFENSE -- 0.3%
   Allied Signal                     3,150          $  188
                                                ----------
  AIR TRANSPORTATION -- 0.1%
   FDX*                              1,500              63
                                                ----------
  AUTOMOTIVE -- 0.6%
   General Motors Class H*           3,700             317
                                                ----------
  BANKS -- 0.4%
   Bank of America                   3,600             211
                                                ----------
  BEAUTY PRODUCTS -- 1.8%
   Colgate-Palmolive                 4,400             241
   Procter & Gamble                  6,750             729
                                                ----------
                                                       970
                                                ----------
  BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.6%
   Adelphia Communications,
      Class A*                       2,100             118
   AT&T-Liberty Media, Class A*     12,000             502
   Clear Channel Communications*     2,200             177
   Comcast, Class A                  9,200             416
   Mediaone Group*                   3,900             309
   Omnicom Group                     2,700             238
   Rogers Commuications*             4,900             112
   SBS Broadcasting SA*              5,200             211

DESCRIPTION                         SHARES      VALUE (000)

   Telewest Comm PLC-Sponsored
      ADR*                           2,845          $  138
   Univision Communications,
      Class A*                       2,950             258
                                                ----------
                                                     2,479
                                                ----------
  CAPITAL GOODS/CONSTRUCTION -- 4.3%
   Dii Group Inc*                    6,400             404
   General Electric                  7,800           1,014
   Mannesmann AG Sponsored ADR*      1,250             260
   Molex                             5,100             258
   Southdown                         2,700             125
   Tyco International                7,000             280
                                                ----------
                                                     2,341
                                                ----------
  DRUGS -- 1.5%
   Amgen (A)*                        4,000             182
   Medimmune*                        1,000             120
   Pfizer                            5,700             206
   Schering Plough                   1,700              87
   Warner-Lambert                    2,500             224
                                                ----------
                                                       819
                                                ----------
  ELECTRICAL SERVICES -- 0.4%
   AES*                              4,200             243
                                                ----------
  ENERGY -- 3.7%
   Baker Hughes                     14,500             366
   El Paso Natural Gas               4,700             181
   Exxon                             3,400             270
   Mobil                             5,800             605
   Schlumberger                      9,500             571
                                                ----------
                                                     1,993
                                                ----------
  ENTERTAINMENT -- 0.5%
   Time Warner                       4,000             247
                                                ----------
  ENVIRONMENTAL PRODUCTS -- 0.2%
   Waters*                           2,150             105
                                                ----------
  FINANCIAL SERVICES -- 3.0%
   American Express                  1,200             182
   Fannie Mae                        2,900             193
   Wells Fargo                      26,400           1,228
                                                ----------
                                                     1,603
                                                ----------

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                         SHARES      VALUE (000)


  FOOD, BEVERAGE & TOBACCO -- 1.3%
   Coca Cola                         3,200          $  215
   Nestle, Sponsored ADR             5,200             468
                                                ----------
                                                       683
                                                ----------
  HEALTH CARE -- 4.2%
   Cardinal Health                   2,200             115
   Genzyme*                          4,600             166
   Johnson & Johnson                 9,350             970
   Merck                            12,700             997
                                                ----------
                                                     2,248
                                                ----------
  INSURANCE -- 5.2%
   Aflac                             3,100             148
   American International Group     15,150           1,564
   AXA Financial                     9,800             329
   Citigroup                        10,600             571
   XL Capital, Class A               3,200             163
                                                ----------
                                                     2,775
                                                ----------
  LEISURE -- 0.2%
   Mattel                            6,000              86
                                                ----------
  LUMBER & WOOD PRODUCTS -- 0.5%
   Georgia Pacific                   2,350              94
   Weyerhaeuser                      2,650             162
                                                ----------
                                                       256
                                                ----------
  MEDICAL PRODUCTS & SERVICES -- 2.0%
   Allergan                          1,400             138
   Boston Scientific*               14,300             302
   Elan, Sponsored ADR*             12,200             334
   Medtronic                         8,000             311
                                                ----------
                                                     1,085
                                                ----------
  MISCELLANEOUS BUSINESS SERVICES -- 0.9%
   DST Systems*                      3,300             208
   Electronic Data Systems
      Corporation                    4,000             257
   Parametric Technology*            1,400              32
                                                ----------
                                                       497
                                                ----------

DESCRIPTION                         SHARES      VALUE (000)

  PETROLEUM & FUEL PRODUCTS -- 0.4%
   Apache                            2,800          $  100
   Burlington Resources              2,700              91
                                                ----------
                                                       191
                                                ----------
  PETROLEUM REFINING -- 0.2%
   Kerr-McGee                      $ 1,950             112
                                                ----------
  Printing & Publishing -- 0.4%
   Gannett                           1,500             107
   New York Times, Class  A          2,500              96
                                                ----------
                                                       203
                                                ----------
  PROFESSIONAL SERVICES -- 0.1%
   Unitedglobalcom Inc.*               700              73
                                                ----------
  RAILROADS -- 0.1%
   Canadian National Railway         1,900              57
                                                ----------
  RETAIL -- 3.2%
   Circuit City                      2,650             129
   Costco Wholesale*                 3,300             303
   CVS 4,                              300             171
   Estee Lauder                      4,400             186
   Home Depot                        3,100             245
   Kroger*                           6,100             130
   Wal-Mart Stores                   9,500             547
                                                ----------
                                                     1,711
                                                ----------
  TECHNOLOGY -- 7.6%
   Analog Devices*                   7,100             408
   Cisco Systems*                    8,650             771
   IBM 2,                              450             252
   Intel                             4,100             314
   Lucent Technologies              16,250           1,187
   Microsoft*                        4,300             391
   Motorola                          3,200             366
   Texas Instruments                 2,150             207
   Vitesse Semiconductor*            4,800             216
                                                ----------
                                                     4,112
                                                ----------
  TELEPHONES & TELECOMMUNICATIONS -- 4.6%
   ADC Telecommunications*           3,450             184
   Alltel                            3,350             290
   Centurytel                        5,100             235
   MCI WorldCom*                     2,950             244
   Nextlink Communications*          2,300             115
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                   SHARES/PAR (000)   VALUE (000)

   Nippon Telegraph & Telephone*     4,100          $  366
   Nokia,  ADR                       1,050             145
   NTL*                              4,400             401
   SBC Communications               10,100             525
                                                ----------
                                                     2,505
                                                ----------
  TESTING LABORATORIES -- 0.1%
   PE - PE Biosystems                1,000              82
                                                ----------
  WHOLESALE -- 1.2%
   Sysco                            16,700             636
                                                ----------
TOTAL COMMON STOCKS
   (Cost $18,492)                                   28,891
                                                ----------

PREFERRED STOCK -- 0.4%
   Hartford Capital II               8,000             194
                                                ----------
TOTAL PREFERRED STOCK
   (Cost $200)                                         194
                                                ----------

U.S. TREASURY OBLIGATIONS -- 9.2%
   U.S. Treasury Bonds
       7.250%, 05/15/16            $ 1,100           1,170
       7.250%, 08/15/22                350             378
       7.125%, 02/15/23                300             320
       6.125%, 11/15/27                150             143
       5.250%, 11/15/28              1,390           1,173
       5.250%, 02/15/29                200             170
   U.S. Treasury Notes
       6.125%, 07/31/00                400             401
       6.125%, 09/30/00                450             451
       5.625%, 11/30/00                245             244
       6.000%, 08/15/09                500             493
                                                ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $5,131)                                     4,943
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 8.9%
   Federal Home Loan Mortgage
      Corporation
       5.750%, 03/15/09                500             464
       6.000%, 11/01/28              2,390           2,220

DESCRIPTION                        PAR (000)   VALUE (000)

   Federal National Mortgage
      Association
       6.000%, 06/01/13            $ 1,116         $ 1,068
       8.000%, 11/01/29                730             740
   Government National Mortgage
      Association
       6.000%, 04/15/13                213             205
       7.500%, 06/15/23                 88              89
                                                ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
   (Cost $5,008)                                     4,786
                                                ----------

CORPORATE BONDS -- 14.5%
  BANKS -- 1.1%
   Citicorp
       6.375%, 11/15/08                300             280
   First Union
       7.500%, 07/15/06                315             317
                                                ----------
                                                       597
                                                ----------
  CAPITAL GOODS/CONSTRUCTION -- 0.8%
   Hydro-Quebec, YB
       8.625%, 05/20/02                220             228
   Province of Ontario, YB
       7.375%, 01/27/03                220             224
                                                ----------
                                                       452
                                                ----------
  COMMUNICATIONS EQUIPMENT -- 1.4%
   STMicroelectronics ADR                1             137
   Lucent Technologies
       5.500%, 11/15/08                415             375
   Tele Communications
       9.800%, 02/01/12                200             238
                                                ----------
                                                       750
                                                ----------
  ENTERTAINMENT -- 0.5%
   Time Warner Entertainment
      10.150%, 05/01/12                210             251
                                                ----------
  FINANCIAL SERVICES -- 3.0%
   Ford Motor Credit
       6.750%, 05/15/05                100              98
       7.375%, 10/28/09                425             428

                                                               BOSTON 1784 FUNDS

DESCRIPTION                        PAR (000)    VALUE (000)

   First USA Bank
       7.650%, 08/01/03             $  265          $  268
   General Motors Acceptance
       6.625%, 10/01/02                200             198
   JP Morgan
       6.000%, 01/15/09                400             364
   National Rural Utilities
       5.750%, 11/01/08                300             271
                                                ----------
                                                     1,627
                                                ----------
  INDUSTRIAL -- 2.9%
   Burlington North
       9.250%, 10/01/06                250             271
   DaimlerChrysler
       7.200%, 09/01/09                245             245
   Dupont Ei Nemour
       6.875%, 10/15/09                200             197
   Ford Motor
       7.250%, 10/01/08                250             247
   Northrop Grumman
       7.000%, 03/01/06                250             241
   Trans-Canada Pipelines, YB
       9.125%, 04/20/06                310             333
                                                ----------
                                                     1,534
                                                ----------
  INTERNET SERVICES -- 0.5%
   Doubleclick*                          1             120
   Yahoo*                                1             144
                                                ----------
                                                       264
                                                ----------
  PAPER & PAPER PRODUCTS -- 0.6%
   Fort James
       6.875%, 09/15/07                360             344
                                                ----------
  PETROLEUM & FUEL PRODUCTS -- 1.1%
   Atlantic Richfield
       5.900%, 04/15/09                350             318
   Enron Oil & Gas
       6.000%, 12/15/08                315             284
                                                ----------
                                                       602
                                                ----------


DESCRIPTION                        PAR (000)    VALUE (000)

  RETAIL -- 0.8%
   Staples
       7.125%, 08/15/07             $  200          $  194
   Wal-Mart Eurobond
       6.750%, 05/24/02                260             261
                                                ----------
                                                       455
                                                ----------
  TELEPHONES & TELECOMMUNICATIONS -- 1.8%
   Cable & Wireless Communication
       6.375%, 03/06/03                200             199
   MCI Worldcom
       6.125%, 04/15/02                140             137
   Sprint Capital
       6.900%, 05/01/19                375             347
   Telewest Communication, PLC (B)
       0.000%, 11/15/99                  2              --
   US West Capital Funding
       6.875%, 08/15/01                275             274
                                                ----------
                                                       957
                                                ----------
TOTAL CORPORATE BONDS
   (Cost $8,037)                                     7,833
                                                ----------

ASSET-BACKED SECURITIES -- 4.3%
   Citibank Credit Series 1999-7
      Class A
       6.650%, 11/15/06                250             248
   Ford Credit Auto Owner Trust,
      Series 1999-D, Class A
       6.520%, 09/15/03                250             249
   General Motors Acceptance
       6.974%, 07/15/32                218             217
   PNC Student Loan Trust I,
      Series 1997-2, Class A6
       6.572%, 01/25/04                600             587
   Sears Credit Account Master Trust,
      Series 1996-4, Class A
       6.450%, 10/16/06                500             497
   Sears Credit Account Master
      Trust, Series 1997-1, Class A
       6.200%, 07/16/07                500             492
                                                ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $2,314)                                     2,290
                                                ----------
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                        PAR (000)    VALUE (000)


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
   Federal Home Loan Bank
       5.800%, 09/02/08             $  250          $  234
   Federal National Mortgage
      Association
       5.750%, 04/15/03                235             230
       6.500%, 03/01/11                343             336
       6.500%, 05/01/28                861             821
   Federal National Mortgage
      Association, MTN
       7.240%, 01/04/07                500             500
   Private Export Funding Corporation
       8.400%, 07/31/01                 25              26
   Tennessee Valley Authority Principal
      STRIPS (A)
       7.813%, 04/15/42                500             189
                                                ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $2,393)                                     2,336
                                                ----------

REPURCHASE AGREEMENT -- 4.3%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $2,322,360 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $2,368,441) (B)                2,322           2,322
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,322)                                     2,322
                                                ----------
TOTAL INVESTMENTS -- 99.5%
   (Cost $43,897)                                   53,595
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%              249
                                                ----------


                                              VALUE (000)

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 3,504,344 outstanding
   shares of beneficial interest                  $ 43,604
Undistributed Net Investment Income                    211
Accumulated Net Realized Gain on
   Investments                                         331
Net Unrealized Appreciation on
   Investments                                       9,698
                                                ----------

TOTAL NET ASSETS -- 100.0%                         $53,844
                                                ==========


NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $15.36
                                                ==========

* Non-income producing security
(A) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective rate as of November 30, 1999.
(B) Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
MTN -- Medium Term Note
STRIPS -- Separately Traded Registered Interest and Principal Securities
YB -- Yankee Bond




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

Technology                                22%
Telephone & Telecommunications             6%
Cash Equivalent                            4%
Capital Goods/Machinery                    2%
Communications Equipment                   4%
Computers & Services                       4%
Consumer Durables                          2%
Consumer Non-Durables                      2%
Data Processing & Management               1%
Drugs                                      5%
Energy                                     6%
Entertainment                              1%
Financial Services                         5%
Gas/Natural Gas                            2%
Retail                                    11%
Restaurants                                7%
Printing & Publishing                      1%
Petroleum Refining                         1%
Medical Products & Services                6%
Insurance                                  3%
Health Care                                5%

% OF TOTAL PORTFOLIO INVESTMENTS


DESCRIPTION                         SHARES      VALUE (000)


COMMON STOCKS -- 96.4%
  CAPITAL GOODS/MACHINERY -- 2.0%
   General Electric                 80,000        $ 10,400
                                                ----------
  COMMUNICATIONS EQUIPMENT -- 4.2%
   Qualcomm*                        60,000          21,739
                                                ----------
  COMPUTERS & SERVICES -- 3.9%
   Adaptec*                        200,000          10,775
   Equant-NY Registered
      Shares (NL)*                 100,000           9,425
                                                ----------
                                                    20,200
                                                ----------
  CONSUMER DURABLES -- 2.2%
   Cintas                          250,000          11,484
                                                ----------
  CONSUMER NON-DURABLES -- 2.1%
   Coca-Cola                       160,000          10,770
                                                ----------
  DATA PROCESSING & MANAGEMENT -- 1.0%
   Concord EFS*                    200,000           5,300
                                                ----------


DESCRIPTION                         SHARES      VALUE (000)

  DRUGS -- 5.0%
   Schering-Plough                 110,000         $ 5,624
   Warner-Lambert                  225,000          20,180
                                                ----------
                                                    25,804
                                                ----------
  ENERGY -- 6.0%
   Enron                           500,000          19,031
   Exxon                           150,000          11,897
                                                ----------
                                                    30,928
                                                ----------
  ENTERTAINMENT -- 1.2%
   Time Warner                     100,000           6,169
                                                ----------
  FINANCIAL SERVICES -- 5.2%
   Fifth Third Bancorp             200,000          14,000
   Firstar                         500,000          13,000
                                                ----------
                                                    27,000
                                                ----------
  GAS/NATURAL GAS -- 2.0%
   The Williams Companies          300,000          10,125
                                                ----------
  HEALTH CARE -- 5.0%
   Johnson & Johnson               120,000          12,450
   Pfizer                          375,000          13,570
                                                ----------
                                                    26,020
                                                ----------
  INSURANCE -- 3.1%
   American International
      Group                        156,250          16,133
                                                ----------
  MEDICAL PRODUCTS & SERVICES -- 6.2%
   Guidant*                        250,000          12,500
   Medtronic                       500,000          19,437
                                                ----------
                                                    31,937
                                                ----------
  PETROLEUM REFINING -- 1.1%
   Murphy Oil                      100,000           5,650
                                                ----------
  PRINTING & PUBLISHING -- 0.6%
   Reader's Digest, Class A        100,000           2,900
                                                ----------
  RESTAURANTS -- 7.1%
   J.D. Wetherspoon (UK)         3,525,000          22,559
   Outback Steakhouse*             105,000           2,474
   PizzaExpress (UK)               935,000          11,497
                                                ----------
                                                    36,530
                                                ----------
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                  SHARES/PAR (000)   VALUE (000)

  RETAIL -- 10.5%
   Bed Bath & Beyond*              600,000        $ 18,750
   Home Depot                      450,000          35,578
                                                ----------
                                                    54,328
                                                ----------
  TECHNOLOGY -- 21.7%
   Cisco Systems*                  400,000          35,675
   Intel                           380,000          29,141
   Microsoft*                      300,000          27,314
   QLogic*                          50,000           5,656
   Texas Instruments               150,000          14,409
                                                ----------
                                                   112,195
                                                ----------
  TELEPHONES & TELECOMMUNICATIONS -- 6.3%
   AT&T                            300,000          16,763
   JDS Uniphase*                    40,000           9,145
   MCI WorldCom*                    40,000           3,308
   Qwest Communications
      International*               100,000           3,419
                                                ----------
                                                    32,635
                                                ----------
TOTAL COMMON STOCKS
   (Cost $244,602)                                 498,247
                                                ----------

REPURCHASE AGREEMENT -- 3.6%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $18,584,881 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $18,953,646) (A)             $18,582          18,582
                                                ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $18,582)                                   18,582
                                                ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $263,184)                                 516,829
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%              (97)
                                                ----------


                                                VALUE (000)




NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 23,528,939 outstanding
   shares of beneficial interest                  $248,631
Accumulated net investment loss                       (263)
Accumulated net realized gain on investments        14,719
Net unrealized appreciation on investments         253,645
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $516,732
                                                ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $21.96
                                                ==========


* Non-income producing security
(A) Tri-Party Repurchase Agreement
NL -- Netherlands Equity
UK -- United Kingdom Equity


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 GROWTH FUND
--------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

Technology                              15%
Wholesale                                1%
Cash Equivalents                         3%
Petroleum & Fuel Products                1%
Energy                                   3%
Consumer Products                        1%
Television Broadcasting                  1%
Broadcasting Newspapers
& Advertising                            2%
Computer Equipment & Services           16%
Consumer Druables                        4%
Data Processing & Management             2%
Drugs                                    3%
Capital Goods/Construction               1%
Financial Services                       3%
Communications Equipment                 3%
Computer & Services                      8%
Medical Products & Services              4%
Miscellaneous Business Services          8%
Restaurants                             11%
Retail                                  10%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                         SHARES      VALUE (000)


COMMON STOCKS -- 95.8%
  BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.2%
   Antec*                          100,000         $ 5,600
                                                ----------
  CAPITAL GOODS/CONSTRUCTION -- 1.2%
   Elcor                            90,000           2,914
                                                ----------
  COMMUNICATIONS EQUIPMENT -- 2.9%
   VerticalNet*                     82,000           7,185
                                                ----------
  COMPUTER EQUIPMENT & SERVICES -- 15.5%
   Cree Research*                   76,000           4,341
   Cypress Semiconductor*          175,000           4,769
   Emulex*                         130,000          21,125
   Semtech*                        175,000           8,537
                                                ----------
                                                    38,772
                                                ----------
  COMPUTERS & SERVICES -- 7.4%
   Ancor Communications*           220,000          13,337
   Crossroads Systems*              13,400           1,182
   Finistar*                         1,931             223


DESCRIPTION                         SHARES      VALUE (000)

   Gadzoox Networks*                 1,800         $   142
   MicroStrategy*                   20,000           2,450
   Splitrock Services*              70,000           1,120
                                                ----------
                                                    18,454
                                                ----------
  CONSUMER DURABLES -- 3.4%
   Cintas                           80,000           3,675
   Danaher                         100,000           4,912
                                                ----------
                                                     8,587
                                                ----------
  CONSUMER PRODUCTS -- 0.5%
   Steven Madden*                  100,000           1,281
                                                ----------
  DATA PROCESSING & MANAGEMENT -- 2.1%
   Concord EFS*                    200,000           5,300
                                                ----------
  DRUGS -- 2.7%
   Millennium Pharmaceutical*       70,000           6,814
                                                ----------
  ENERGY -- 3.2%
   Basin Exploration*               90,000           1,592
   St. Mary Land & Exploration     115,000           2,401
   Stone Energy*                   100,000           3,894
                                                ----------
                                                     7,887
                                                ----------
  FINANCIAL SERVICES -- 2.9%
   Fifth Third Bancorp              50,000           3,500
   Firstar                         150,000           3,900
                                                ----------
                                                     7,400
                                                ----------
  HEALTH CARE -- 0.4%
   World Heart*                    100,000             913
                                                ----------
  MEDICAL PRODUCTS & SERVICES -- 3.7%
   ATS Medical*                    100,000             950
   Guidant*                        100,000           5,000
   Medtronic                        82,579           3,210
                                                ----------
                                                     9,160
                                                ----------
  MISCELLANEOUS BUSINESS SERVICES -- 8.2%
   Musicmaker.com*                 200,000           1,500
   Telescan*                       125,000           3,359
   VeriSign*                        74,000          13,750
   WebTrends*                       30,000           1,727
                                                ----------
                                                    20,336
                                                ----------
as of november 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
Boston 1784 Growth Fund (concluded)
--------------------------------------------------------------------------------
DESCRIPTION                   SHARES/PAR (000)  VALUE (000)

  PETROLEUM & FUEL PRODUCTS -- 1.3%
   Shaw Group*                     160,000         $ 3,340
                                                ----------
  RESTAURANTS -- 11.2%
   J.D. Wetherspoon (UK)         2,500,000          16,000
   P.F Changs China Bistro*        220,000           5,593
   Papa John's International*       70,000           2,513
   PizzaExpress (UK)               310,000           3,812
                                                ----------
                                                    27,918
                                                ----------
  RETAIL -- 8.7%
   99 Cents Only Stores*            50,000           1,419
   Bebe Stores*                     50,000           1,556
   Bed Bath & Beyond*              200,000           6,250
   Dollar Tree Stores*             175,000           7,831
   Fastenal                        120,000           4,620
                                                ----------
                                                    21,676
                                                ----------
  TECHNOLOGY -- 15.0%
   Legato Systems*                 180,000          12,156
   QLogic*                         200,000          22,625
   Sterling Software*              100,000           2,631
                                                ----------
                                                    37,412
                                                ----------
  TELEPHONES & TELECOMMUNICATIONS -- 0.9%
   Network Access Solutions*       100,000           2,125
                                                ----------
  TELEVISION BROADCASTING -- 1.3%
   Univision Communications,
      Class A*                      36,000           3,150
                                                ----------
  WHOLESALE -- 1.1%
   Miami Computer Supply*          100,000           2,800
                                                ----------
TOTAL COMMON STOCKS
   (Cost $122,902)                                 239,024
                                                ----------
REPURCHASE AGREEMENT -- 2.6%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $6,402,993 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $6,530,042) (A)               $6,402           6,402
                                                ----------


DESCRIPTION                                     VALUE (000)

TOTAL REPURCHASE AGREEMENT
   (Cost $6,402)                                   $ 6,402
                                                ----------
TOTAL INVESTMENTS -- 98.4%
   (Cost $129,304)                                 245,426
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.6%            3,970
                                                ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 15,491,744 outstanding
   shares of beneficial interest                   127,369
Accumulated net investment loss                       (448)
Accumulated net realized gain on
   investments                                       6,353
Net unrealized appreciation on investments         116,122
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $249,396
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $16.10
                                                ==========

* Non-income producing security
(A) Tri-Party Repurchase Agreement
(UK) -- United Kingdom Equity




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

as of november 30, 1999
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
[pie chart omitted]

plot points follows:

United Kingdom                       13%
Cash Equivalent                      10%
Australia                             1%
Finland                               5%
Other Europe                         10%
France                               10%
Germany                               9%
Other Far East                        8%
Other North & South America           2%
Japan                                32%

% OF TOTAL PORTFOLIO INVESTMENTS

DESCRIPTION                         SHARES      VALUE (000)


FOREIGN COMMON STOCKS -- 95.8%
  AUSTRALIA -- 0.9%
   Broken Hill Proprietary         392,842         $ 4,304
                                                ----------
  BRAZIL -- 0.4%
   Aracruz Celulose  ADR            95,200           1,940
                                                ----------
  CANADA -- 0.9%
   Nortel Networks                  59,200           4,381
                                                ----------
  CHINA -- 2.8%
   China Telecom*                2,426,000          13,027
                                                ----------
  FINLAND -- 5.0%
   Nokia                           115,448          16,375
   Sonera Group                     67,100           2,776
   UPM-Kymmene                     146,900           4,920
                                                ----------
                                                    24,071
                                                ----------
  FRANCE -- 11.2%
   Alstom                           90,900           2,586
   Axa                              24,336           3,287
   Banque National de Paris         92,400           8,482
   Cap Gemini                       24,989           4,427
   Carrefour                        29,100           5,079


DESCRIPTION                         SHARES      VALUE (000)

   Lafarge                          26,100         $ 2,466
   Sanofi-Synthelabo*               95,308           3,932
   STMicroelectronics ADR          126,100          15,747
   Total Fina, Class B              57,400           7,649
                                                ----------
                                                    53,655
                                                ----------
  GERMANY -- 9.3%
   Allianz                          19,700           5,778
   Bayerische Vereinsbank           95,400           5,928
   Deutsche Bank                    85,900           5,672
   EM.TV & Merchandising-- New      25,000           1,891
   Epcos*                           58,100           3,575
   Mannesmann                       80,000          16,657
   Siemens                          46,900           4,736
                                                ----------
                                                    44,237
                                                ----------
  HONG KONG -- 1.7%
   HSBC Holdings                   263,200           3,493
   Hutchison Whampoa               401,000           4,931
                                                ----------
                                                     8,424
                                                ----------
  IRELAND -- 0.7%
   Jefferson Smurfit Group       1,140,100           3,088
                                                ----------
  ITALY -- 1.0%
   Mediaset                        191,400           2,182
   Telecom Italia Mobile           350,000           2,754
                                                ----------
                                                     4,936
                                                ----------
  JAPAN -- 34.0%
   Advantest                        20,200           3,372
   Aeon Credit Service              12,300           2,186
   Aiful                            28,700           4,672
   Asahi Bank                      230,000           1,613
   Credit Saison                     9,400             190
   Daiwa Securities Group          628,000           8,979
   Fujitsu                         273,000           9,692
   Funai Electric                   15,300           9,588
   Furukawa Electric               728,000           7,789
   Industrial Bank of Japan        455,000           5,368
   Japan Telecom                       239           9,375
   Marubeni                      1,240,000           4,828
   Matsushita Communications        35,000           6,727
   Murata Manufacturing             39,000           6,471
   Mycal Card                       23,000           1,105
   NEC                             305,000           7,134
as of november 30, 1999

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND  (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                         SHARES      VALUE (000)

   Nikko Securities                450,000         $ 5,605
   Nippon System Development        33,800           3,812
   Nippon Telegraph & Telephone        400           7,179
   Nomura Securities               129,000           2,302
   NTT Mobile Communication
      Network                          389          13,657
   Ryohin Keikaku                   11,500           2,712
   Secom                            62,000           6,992
   Shin-Etsu Chemical              110,000           4,347
   Softbank                         15,000          10,841
   Sony                             45,800           8,489
   Yahoo Japan*                         10           7,061
                                                ----------
                                                   162,086
                                                ----------
  MEXICO -- 1.0%
   Telefonos de Mexico ADR,
      Series L                      50,600           4,684
                                                ----------
  NETHERLANDS -- 2.9%
   Ahold                             2,740              87
   Akzo Nobel                       38,300           1,642
   ASM Lithography Holdings*        79,300           7,417
   Heineken                         52,400           2,537
   ING Groep                        35,800           2,017
                                                ----------
                                                    13,700
                                                ----------
  NORWAY -- 0.4%
   Tomra Systems                    51,622           1,813
                                                ----------
  SINGAPORE -- 1.0%
   DBS Group Holdings Limited      194,525           2,523
   Singapore Press Holdings        115,000           2,156
                                                ----------
                                                     4,679
                                                ----------
  SOUTH KOREA -- 3.3%
   Housing & Commercial Bank
      GDR*                          52,400           1,454
   Korea Telecom ADR*              108,600           5,756
   Pohang Iron & Steel ADR*        111,300           4,000
   Samsung Electronics --
      GDR 144A                      42,500           4,438
                                                ----------
                                                    15,648
                                                ----------


DESCRIPTION                         SHARES      VALUE (000)

  SPAIN -- 0.6%
   Telefonica - New*                 3,007           $  50
   Telefonica*                     143,992           3,004
                                                ----------
                                                     3,054
                                                ----------
  SWEDEN -- 1.8%
   Ericsson, Series B              128,400           6,229
   Nordbanken Holding              425,000           2,549
                                                ----------
                                                     8,778
                                                ----------
  SWITZERLAND -- 3.1%
   Clariant                          3,800           1,636
   Holderbank Financiere Glarus      4,390           5,514
   Roche Holding-Genusscheine          286           3,461
   UBS-Registered                   15,280           4,189
                                                ----------
                                                    14,800
                                                ----------
  TAIWAN -- 1.0%
   Taiwan Semiconductor ADR        137,210           4,914
                                                ----------
  UNITED KINGDOM -- 12.8%
   Allied Zurich                   286,400           3,474
   Bank of Scotland                  2,431              29
   Barclays                         99,944           2,894
   BP Amoco                        590,000           6,017
   British Telecommunications      243,678           4,900
   CMG                              54,200           2,866
   Dixons Group                    368,300           8,039
   Glaxo Wellcome                  262,542           7,879
   Imperial Tobacco Group          226,600           2,372
   Lloyds TSB Group                238,278           3,056
   Misys                           214,300           2,329
   Prudential                      273,300           4,496
   Reckitt & Colman                    630               8
   Shell Transportation &
    Trading                      1,001,200           7,711
   Vodafone Group                  989,545           4,669
                                                ----------
                                                    60,739
                                                ----------
TOTAL FOREIGN COMMON STOCK
   (Cost $321,642)                                 456,958
                                                ----------

                                                               BOSTON 1784 FUNDS

DESCRIPTION                   SHARES/PAR (000)  VALUE (000)


FOREIGN PREFERRED STOCK -- 0.6%
  GERMANY -- 0.6%
   Porsche                           1,017      $    2,917
                                               -----------
TOTAL FOREIGN PREFERRED STOCK
   (Cost $2,722)                                     2,917
                                               -----------

REPURCHASE AGREEMENT -- 11.0%
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $52,668,166 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $53,713,218) (A)             $52,660          52,660
                                               -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $52,660)                                   52,660
                                               -----------
TOTAL INVESTMENTS -- 107.4%
   (Cost $377,024)                                $512,535
                                               ===========



* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR-- American Depository Receipt
GDR -- Global Depository Receipt


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          This page intentionally left blank.

                                                               BOSTON 1784 FUNDS

AS OF NOVEMBER 30, 1999
STATEMENTS OF ASSETS AND LIABILITIES (000) (UNAUDITED)
--------------------------------------------------------------------------------
                                                      Boston 1784 International
                                                             Equity Fund
                                                    ----------------------------
ASSETS:
  Investments at value (cost $377,024)                              $512,535
  Cash and Foreign Currency                                              303
  Income Receivable                                                    1,340
  Investment Securities Sold                                           1,612
  Capital Shares Sold                                                    231
  Other Assets                                                            34
                                                                ------------
 Total Assets                                                        516,055
                                                                ------------

LIABILITIES:
  Investment Securities Purchased                                     30,403
  Capital Shares Redeemed                                              7,739
  Accrued Expenses Payable                                               592
  Other Liabilities                                                       48
                                                                ------------
 Total Liabilities                                                    38,782
                                                                ------------
 Total Net Assets                                                    477,273
                                                                ============


NET ASSETS:
  Capital Shares (unlimited authorization --
    no par value) based on 31,103,235
    outstanding shares of beneficial interest                        320,536
  Accumulated net investment loss                                     (2,548)
  Accumulated net realized gain on investments                        23,809
  Net unrealized appreciation on investments                         135,511
  Net unrealized depreciation on forward currency
    contracts, foreign currency and translation of
    other assets and liabilities in foreign currency                    (35)
                                                                ------------
 Total Net Assets                                                   $477,273
                                                                ------------
                                                                ------------
  Net Asset Value, Offering, and Redemption Price Per Share         $  15.35
                                                                ------------
                                                                ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1999


                                                                BOSTON                                   BOSTON
                                  BOSTON         BOSTON          1784         BOSTON                      1784
                                   1784           1784           PRIME         1784         BOSTON   U.S. GOVERNMENT
                                 TAX-FREE     U.S. TREASURY      MONEY      SHORT-TERM       1784      MEDIUM-TERM
                               MONEY MARKET   MONEY MARKET      MARKET        INCOME        INCOME       INCOME
                                   FUND           FUND           FUND          FUND          FUND         FUND
===================================================================================================================================

INCOME:
 Interest Income                $17,115         $10,244        $4,493         $4,575       $11,124        $8,459
 Dividend Income                     --              --            --             --            --            --
 Less: Foreign Taxes Withheld        --              --            --             --            --            --
                                -------         -------       -------      ---------     ---------       -------
 Total Income                    17,115          10,244         4,493          4,575        11,124         8,459
                                -------         -------       -------      ---------     ---------       -------
EXPENSES:
 Investment Advisory Fees         1,938             804           340            382         1,270         1,017
 Less: Waiver of Investment
 Advisory Fees                       --             (78)          (69)            --           (97)          (84)
 Administrator Fees                 316             132            56             49           112            90
 Shareholder Servicing Fees          --             201            85             --            --            --
 12b-1 Fees                          --              --            --            191           429           344
 Less: Waiver of 12b-1 Fees          --              --            --           (191)         (429)         (344)
 Transfer Agent Fees & Expenses      84             196           111             40            43            38
 Registration Fees                   16               3             3              2             6             4
 Trustee Fees                        10               4             1              2             3             3
 Printing                            18               7             4              2             8             7
 Amortization of Deferred
    Organizational Costs             --              --            --             --            --            --
 Professional Fees                   37              15             6              6            13            10
 Custodian Fees                      26               4             8              5            11             8
 Other Expenses                       6              19             8              1             4             7
                                -------         -------       -------      ---------     ---------       -------
 Total Expenses, Net of Waivers   2,451           1,307           553            489         1,373         1,100
                                -------         -------       -------      ---------     ---------       -------
Net Investment Income (Loss)     14,664           8,937         3,940          4,086         9,751         7,359
                                -------         -------       -------      ---------     ---------       -------
 Net Realized Gain (Loss)
    on Investments                   (1)             --            --           (485)       (5,586)       (1,392)
 Net Realized Gain (Loss) from
  Forward Foreign
    Currency Contracts and Foreign
    Currency Transactions            --              --            --             --            --            --
 Net Change in Unrealized
    Appreciation (Depreciation)
     on Investments                  --              --            --         (1,214)       (3,640)       (4,108)
 Net Change in Unrealized Appreciation on
   Forward Foreign Currency Contracts,
   Foreign Currencies and Translation
   of Other Assets and Liabilities in
   Foreign Currency                  --              --            --             --            --            --
                                -------         -------       -------      ---------     ---------       -------
Net Realized and Unrealized Gain
   (Loss) on Investments and
   Foreign Currency                  (1)             --            --         (1,699)       (9,226)       (5,500)
                                -------         -------       -------      ---------     ---------       -------
Net Increase (Decrease) in Net Assets
 Resulting From Operations      $14,663         $ 8,937        $3,940        $ 2,387       $   525       $ 1,859
                                =======         =======       =======      =========     =========       =======


                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------

     BOSTON        BOSTON       BOSTON       BOSTON       BOSTON
      1784          1784         1784         1784         1784        BOSTON     BOSTON                BOSTON
   TAX-EXEMPT    CONNECTICUT    FLORIDA  MASSACHUSETTS RHODE ISLAND     1784       1784      BOSTON      1784
   MEDIUM-TERM   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT      ASSET   GROWTH AND    1784   INTERNATIONAL
     INCOME        INCOME       INCOME       INCOME       INCOME     ALLOCATION   INCOME     GROWTH     EQUITY
      FUND          FUND         FUND         FUND         FUND         FUND       FUND       FUND       FUND
====================================================================================================================================


  $ 9,090        $ 4,770      $ 1,797       $ 6,830      $ 2,639      $  792    $   354   $    331   $  2,745
       --             --           --            --           --         122      1,720        157        486
       --             --           --            --           --          --        (12)        --       (169)
---------        -------      -------       -------      -------     -------    -------   --------   --------
    9,090          4,770        1,797         6,830        2,639         914      2,062        488      3,062
---------        -------      -------       -------      -------     -------    -------   --------   --------

    1,287            675          257           963          367         199      1,939        773      2,072
     (100)           (60)         (31)          (89)         (37)         --         --         --         --
      114             60           22            85           32          18        171         68        135
       --             --           --            --           --          --         --         --         --
      435            228           87           325          123          67        655        261        518
     (435)          (228)         (87)         (325)        (123)        (67)      (655)      (261)      (518)
       40             31           18            43           22          36        125         59         48
        6              3            1             4            1          --          8          3          6
        3              2            1             3            1           1          5          2          4
        8              5            2             7            2           1         13          5          9

       --             --           --            --           --          --         --         --         --
       13              7            3             9            4           2         21          6         15
       10              4            2             7            3          12         33         16        111
       11              2            3             9            1           1          6          4          9
---------        -------      -------       -------      -------     -------    -------   --------   --------
    1,392            729          278         1,041          396         270      2,321        936      2,409
---------        -------      -------       -------      -------     -------    -------   --------   --------
    7,698          4,041        1,519         5,789        2,243         644       (259)      (448)       653
---------        -------      -------       -------      -------     -------    -------   --------   --------
   (3,498)           (56)          --           (53)          37       1,275     24,817     19,484     70,470


       --             --           --            --           --          --         (4)         8        (98)

  (12,408)        (7,608)      (2,944)      (10,903)      (4,784)      1,740     23,209     60,581     84,374




       --             --           --            --           --          --         --         --         28
---------        -------      -------       -------      -------     -------    -------   --------   --------

  (15,906)        (7,664)      (2,944)      (10,956)      (4,747)      3,015     48,022     80,073    154,774
---------        -------      -------       -------      -------     -------    -------   --------   --------

 $ (8,208)       $(3,623)     $(1,425)      $(5,167)     $(2,504)     $3,659    $47,763   $ 79,625   $155,427
=========        =======      =======       =======      =======     =======    =======   ========   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)
--------------------------------------------------------------------------------

                                              BOSTON             BOSTON              BOSTON            BOSTON
                                               1784               1784                1784              1784
                                             TAX-FREE         U.S. TREASURY           PRIME          SHORT-TERM
                                           MONEY MARKET       MONEY MARKET        MONEY MARKET         INCOME
                                               FUND               FUND                FUND              FUND
====================================================================================================================================

                                         6/1/99    6/1/98    6/1/99   6/1/98     6/1/99   6/1/98    6/1/99   6/1/98
                                           to        to        to       to         to       to        to       to
                                        11/30/99   5/31/99  11/30/99  5/31/99   11/30/99  5/31/99  11/30/99  5/31/99
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income               $   14,664   $ 31,358   $8,937 $ 17,274  $  3,940  $ 7,370  $  4,086  $ 9,844
  Net Realized Gain (Loss) on Investments     (1)        24       --        6        --       --      (485)     605
  Net Change in Unrealized Depreciation
   on Investments                             --         --       --       --        --       --    (1,214)  (1,760)
                                      ---------- ---------- -------- --------  -------- --------  -------- --------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations                        14,663     31,382    8,937   17,280     3,940    7,370     2,387    8,689
                                      ---------- ---------- -------- --------  -------- --------  -------- --------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net Investment Income                  (14,664)   (31,358)  (8,951) (17,274)   (3,941)  (7,370)   (4,089)  (9,843)
  Realized Capital Gains                      --         --       --       --        --       --        --       --
                                      ---------- ---------- -------- --------  -------- --------  -------- --------
  Total Distributions                    (14,664)   (31,358)  (8,951) (17,274)   (3,941)  (7,370)   (4,089)  (9,843)
                                      ---------- ---------- -------- --------  -------- --------  -------- --------
SHARE TRANSACTIONS:
  Proceeds from Shares Issued            828,639  1,562,128  463,389  911,957   214,332  309,603    13,203   42,172
  Reinvestment of Cash Distributions       2,040      4,871    7,577   16,728     3,019    6,288     2,862    6,066
  Cost of Shares Redeemed               (741,995)(1,605,367)(474,643)(910,573)(211,752) (278,301)  (44,732) (68,308)
                                      ---------- ---------- -------- --------  -------- --------  -------- --------
Increase (Decrease) in Net Assets from
  Share Transactions                      88,684    (38,368)  (3,677)  18,112     5,599   37,590   (28,667) (20,070)
                                      ---------- ---------- -------- --------  -------- --------  -------- --------
  Total Increase (Decrease) in
   Net Assets                             88,683    (38,344)  (3,691)  18,118     5,598   37,590   (30,369) (21,224)

NET ASSETS:
  Beginning of Period                    969,380  1,007,724  390,775  372,657   165,178  127,588   176,032  197,256
                                      ---------- ---------- -------- --------  -------- --------  -------- --------
NET ASSETS:
  End of Period                       $1,058,063  $ 969,380 $387,084 $390,775  $170,776 $165,178  $145,663 $176,032
                                      ========== ========== ======== ========  ======== ========  ======== ========

CAPITAL SHARE TRANSACTIONS:
  Shares Issued                          828,639  1,562,128  463,389  911,957   214,332  309,603     1,324    4,164
  Shares Issued in Lieu of
   Cash Distributions                      2,040      4,871    7,577   16,728     3,019    6,288       288      599
  Shares Redeemed                       (741,995)(1,605,367)(474,643)(910,573) (211,752)(278,301)   (4,483)  (6,746)
                                      ---------- ---------- -------- --------  -------- --------  -------- --------
  Net Increase (Decrease) in
   Capital Shares                         88,684    (38,368)  (3,677)  18,112     5,599   37,590    (2,871)  (1,983)
                                      ========== ========== ======== ========  ======== ========  ======== ========

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------

                        BOSTON             BOSTON             BOSTON              BOSTON           BOSTON
                         1784               1784               1784                1784             1784
      BOSTON        U.S. GOVERNMENT      TAX-EXEMPT         CONNECTICUT           FLORIDA       MASSACHUSETTS
       1784           MEDIUM-TERM        MEDIUM-TERM        TAX-EXEMPT          TAX-EXEMPT       TAX-EXEMPT
      INCOME            INCOME             INCOME             INCOME              INCOME           INCOME
       FUND              FUND               FUND               FUND                FUND             FUND
====================================================================================================================================

 6/1/99   6/1/98     6/1/99  6/1/98    6/1/99    6/1/98    6/1/99   6/1/98    6/1/99   6/30/98   6/1/99    6/1/98
   to       to         to      to        to        to        to       to        to       to       to        to
11/30/99  5/31/99  11/30/99 5/31/99  11/30/99   5/31/99  11/30/99  5/31/99  11/30/99   5/31/99  11/30/99  5/31/99
------------------------------------------------------------------------------------------------------------------------------------


$  9,751 $ 20,032  $ 7,359 $ 14,257  $  7,698  $ 14,101  $ 4,041  $ 7,408   $ 1,519  $ 2,504  $  5,789  $ 10,113
  (5,586)   4,091   (1,392)     434    (3,498)    6,046      (56)   1,143        --      331       (53)    1,109

  (3,640) (12,468)  (4,108)  (4,968)  (12,408)   (7,281)  (7,608)  (2,686)   (2,944)    (821)  (10,903)   (2,392)
-------- -------- -------- --------  --------  -------- -------- --------   -------  -------  --------  --------

     525   11,655    1,859    9,723    (8,208)   12,866   (3,623)   5,865    (1,425)   2,014    (5,167)    8,830
-------- -------- -------- --------  --------  -------- -------- --------   -------  -------  --------  --------


 (10,213) (20,031)  (7,231) (14,256)   (7,698)  (14,101)  (4,039)  (7,408)   (1,519)  (2,504)   (5,789)  (10,113)
  (1,812)  (2,223)      --       --    (3,786)   (5,447)    (892)  (1,010)       --     (755)       --        --
-------- -------- -------- --------  --------  -------- -------- --------   -------  -------  --------  --------
 (12,025) (22,254)  (7,231) (14,256)  (11,484)  (19,548)  (4,931)  (8,418)   (1,519)  (3,259)   (5,789)  (10,113)
-------- -------- -------- --------  --------  -------- -------- --------   -------  -------  --------  --------

  48,780   69,930   21,827   71,574    46,221    88,484   19,747   68,008     9,188   22,210    40,685    98,037
   2,259    5,831      598    1,267     4,129     5,924    1,660    2,159        19      767     1,623     3,049
 (52,470)(114,522) (25,024) (44,246)  (42,491)  (34,309) (22,308) (21,996)   (6,195)  (4,729)  (47,155)  (38,069)
-------- -------- -------- --------  --------  -------- -------- --------   -------  -------  --------  --------

  (1,431) (38,761)  (2,599)  28,595     7,859    60,099     (901)  48,171     3,012   18,248    (4,847)   63,017
-------- -------- -------- --------  --------  -------- -------- --------   -------  -------  --------  --------

 (12,931) (49,360)  (7,971)  24,062   (11,833)   53,417   (9,455)  45,618        68   17,003   (15,803)   61,734


 343,196  392,556  276,781  252,719   356,995   303,578  187,725  142,107    68,796   51,793   267,871   206,137
-------- -------- -------- --------  --------  -------- -------- --------   -------  -------  --------  --------

$330,265 $343,196 $268,810 $276,781  $345,162  $356,995 $178,270 $187,725   $68,864  $68,796  $252,068  $267,871
======== ======== ======== ========  ========  ======== ======== ========   =======  =======  ========  ========


   4,981    6,813    2,339    7,383     4,627     8,401    1,906    6,267       930    2,151     4,033     9,328

     232      565       64      130       420       563      162      198         2       74       161       291
  (5,368) (11,138)  (2,684)  (4,567)   (4,252)   (3,252)  (2,155)  (2,025)     (630)    (458)   (4,683)   (3,627)
-------- -------- -------- --------  --------  -------- -------- --------   -------  -------  --------  --------

    (155)  (3,760)    (281)   2,946       795     5,712      (87)   4,440       302    1,767      (489)    5,992
======== ======== ======== ========  ========  ======== ======== ========   =======  =======  ========  ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)
--------------------------------------------------------------------------------

                                   BOSTON
                                    1784            BOSTON           BOSTON                           BOSTON
                                RHODE ISLAND         1784             1784            BOSTON           1784
                                 TAX-EXEMPT          ASSET         GROWTH AND          1784        INTERNATIONAL
                                   INCOME         ALLOCATION         INCOME           GROWTH          EQUITY
                                    FUND             FUND             FUND             FUND            FUND
====================================================================================================================================

                               6/1/99  6/1/98   6/1/99  6/1/98    6/1/99  6/1/98   6/1/99  6/1/98   6/1/99  6/1/98
                                 to      to       to      to        to      to       to      to       to      to
                              11/30/99 5/31/99 11/30/99 5/31/99  11/30/99 5/31/99 11/30/99 5/31/99 11/30/99 5/31/99
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income
   (Loss)                    $ 2,243 $  3,915  $   644  $ 1,326  $  (259) $  672  $  (448) $  (772) $   653  $  240
  Net Realized Gain on
   Investments                    37      721    1,275    1,850   24,817  52,160   19,484    4,766   70,470  35,279
  Net Realized Gain (Loss)
   from Forward Foreign
   Currency Contracts and
   Foreign Currency Transactions  --       --               --        (4)    (25)       8       (2)     (98) (1,927)
  Net Change in Unrealized
   Appreciation (Depreciation)
   on Investments             (4,784)  (1,395)   1,740     (262)  23,209 (28,015)  60,581  (15,346)  84,374 (50,485)
  Net Change in Unrealized
   Appreciation (Depreciation)
   on Foreign Forward Currency
   Contracts, Foreign Currencies
   and Translation of Othe
   Assets and Liabilities in
   Foreign Currency               --      --        --      --       --       --       --       --       28   (2,062)
                            -------- --------  ------- ------- -------- -------- -------- -------- -------- --------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations  (2,504)   3,241    3,659   2,914   47,763   24,792   79,625  (11,354) 155,427  (18,955)
                            -------- --------  ------- ------- -------- -------- -------- -------- -------- --------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net Investment Income       (2,243)  (3,915)    (726) (1,328)      --     (884)      --       --       --     (997)
  Realized Capital Gains        (404)    (663)  (1,564) (2,229) (51,112) (12,700) (17,896)  (6,328) (80,686)  (2,548)
                            -------- --------  ------- ------- -------- -------- -------- -------- -------- --------
  Total Distributions         (2,647)  (4,578)  (2,290) (3,557) (51,112) (13,584) (17,896)  (6,328) (80,686)  (3,545)
                            -------- --------  ------- ------- -------- -------- -------- -------- -------- --------
SHARE TRANSACTIONS:
  Proceeds from Shares Issued 15,487   38,895    5,120  13,741   52,641  228,857  132,677  181,224  434,725  403,221
  Reinvestment of Cash
   Distributions                 715    1,283    2,152   3,400   48,643   12,381    9,381    4,590   48,162    1,744
  Cost of Shares Redeemed    (16,103) (13,565)  (8,168)(13,410)(130,619)(257,027)(139,867)(240,206)(470,108)(462,531)
                            -------- --------  ------- ------- -------- -------- -------- -------- -------- --------
Increase (Decrease) in Net Assets from
  Share Transactions              99   26,613     (896)  3,731  (29,335) (15,789)   2,191  (54,392)  12,779  (57,566)
                            -------- --------  ------- ------- -------- -------- -------- -------- -------- --------
  Total Increase (Decrease)
   in Net Assets              (5,052)  25,276      473   3,088  (32,684)  (4,581)  63,920  (72,074)  87,520  (80,066)

NET ASSETS:
  Beginning of Period        102,073   76,797   53,371  50,283  549,416  553,997  185,476  257,550  389,753  469,819
                            -------- --------  ------- ------- -------- -------- -------- -------- -------- --------
NET ASSETS:
  End of Period             $ 97,021 $102,073  $53,844 $53,371 $516,732 $549,416 $249,396 $185,476 $477,273 $389,753
                            ======== ========  ======= ======= ======== ======== ======== ======== ======== ========

CAPITAL SHARE TRANSACTIONS:
  Shares Issued                4,033    3,644    4,033     913    2,313   10,493    9,510   16,196   29,045   31,211
  Shares Issued in Lieu
    of Cash Distributions        161      120      161     231    2,181      574      569      417    3,264      137
  Shares Redeemed             (4,683)  (1,272)  (4,683)   (894)  (5,749) (11,791)  (9,964) (21,152) (31,369) (35,496)
                            -------- --------  ------- ------- -------- -------- -------- -------- -------- --------
  Net Increase (Decrease)
    in Capital Shares           (489)   2,492     (489)    250   (1,255)    (724)     115   (4,539)     940   (4,148)
                            ======== ========  ======= ======= ======== ======== ======== ======== ======== ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                       72






                                                               BOSTON 1784 FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
BOSTON 1784 MONEY MARKET FUNDS
For the period ended November 30, 1999 (Unaudited) and the periods ended May 31
For a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                 RATIO     RATIO OF
                             NET                              NET              NET                    RATIO   OF EXPENSES NET INCOME
                            ASSET             DISTRIBUTIONS  ASSET            ASSETS      RATIO      OF NET    TO AVERAGE TO AVERAGE
                            VALUE      NET       FROM NET    VALUE             END     OF EXPENSES   INCOME    NET ASSETS NET ASSETS
                          BEGINNING INVESTMENT INVESTMENT     END    TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
                          OF PERIOD   INCOME     INCOME    OF PERIOD RETURN   (000)    NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------

BOSTON 1784 TAX-FREE MONEY MARKET FUND
 For the six month period
 ended November 30, 1999+   $1.00      0.02       (0.02)     $1.00  1.53%* $1,058,063     0.51%       3.03%       0.51%       3.03%
 For the year ended
 May 31, 1999               $1.00      0.03       (0.03)     $1.00  3.01%  $  969,380     0.51%       2.97%       0.51%       2.97%
 For the year ended
 May 31, 1998               $1.00      0.03       (0.03)     $1.00  3.33%  $1,007,724     0.53%       3.28%       0.53%       3.28%
 For the year ended
 May 31, 1997               $1.00      0.03       (0.03)     $1.00  3.22%  $  845,612     0.54%       3.17%       0.56%       3.15%
 For the year ended
 May 31, 1996               $1.00      0.03       (0.03)     $1.00  3.55%  $  549,628     0.54%       3.49%       0.60%       3.43%
 For the year ended
 May 31, 1995               $1.00      0.03       (0.03)     $1.00  3.29%  $  539,412     0.50%       3.28%       0.61%       3.17%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
 For the six month period
 ended November 30, 1999+   $1.00      0.02       (0.02)     $1.00  2.25%* $  387,084     0.65%       4.45%       0.69%       4.41%
 For the year ended
 May 31, 1999               $1.00      0.04       (0.04)     $1.00  4.55%  $  390,775     0.65%       4.45%       0.72%       4.38%
 For the year ended
 May 31, 1998               $1.00      0.05       (0.05)     $1.00  5.02%  $  372,657     0.65%       4.91%       0.70%       4.86%
 For the year ended
 May 31, 1997               $1.00      0.05       (0.05)     $1.00  4.86%  $  390,294     0.64%       4.76%       0.72%       4.68%
 For the year ended
 May 31, 1996               $1.00      0.05       (0.05)     $1.00  5.16%  $   78,999     0.64%       5.02%       0.75%       4.91%
 For the year ended
 May 31, 1995               $1.00      0.05       (0.05)     $1.00  4.81%  $   55,068     0.60%       5.13%       0.92%       4.81%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
 For the six month period
 ended November 30, 19 99+  $1.00      0.02       (0.02)     $1.00  2.43%* $  170,776     0.65%       4.63%       0.73%       4.55%
 For the year ended
 May 31, 1999               $1.00      0.05       (0.05)     $1.00  4.78%  $  165,178     0.65%       4.66%       0.73%       4.58%
 For the year ended
 May 31, 1998               $1.00      0.05       (0.05)     $1.00  5.16%  $  127,588     0.65%       5.05%       0.70%       5.00%
 For the period ended
 May 31, 1997 (1)           $1.00      0.02       (0.02)     $1.00  2.07%* $  123,099     0.65%       4.98%       0.75%       4.88%
 For the year ended
 December 31, 1996          $1.00      0.05       (0.05)     $1.00  5.02%  $   93,229     0.66%       4.85%       0.66%       4.85%
 For the year ended
 December 31, 1995          $1.00      0.05       (0.05)     $1.00  5.49%  $  156,532     0.62%       5.40%       0.62%       5.40%
 For the year ended
 December 31, 1994          $1.00      0.04       (0.04)     $1.00  3.75%  $  136,923     0.65%       3.64%       0.69%       3.60%
------------------------------------------------------------------------------------------------------------------------------------

 + All ratios for the period including total return have been annualized.
 * Return is for the period indicated and has not been annualized.
(1) Boston 1784 Prime Money Market Fund changed its fiscal year end from December 31 to May 31. Reflects operations for the period from January 1, 1997 to May 31, 1997.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
BOSTON 1784 BOND FUNDS
For the period ended November 30, 1999 (Unaudited) and the periods ended May 31 For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------


                       NET               REALIZED AND                                NET                NET                   RATIO
                      ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                      VALUE      NET       GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                    BEGINNING INVESTMENT (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD TO AVERAGE TO AVERAGE
                    OF PERIOD  INCOME    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN     (000)  NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

BOSTON 1784 SHORT-TERM INCOME FUND
 For the six month
 period ended
 November 30, 1999+  $10.02     0.27       (0.11)         (0.27)              --    $ 9.91    1.59%*  $145,663     0.64%      5.36%
 For the year ended
 May 31, 1999        $10.09     0.54       (0.07)         (0.54)              --    $10.02    4.70%   $176,032     0.64%      5.30%
 For the year ended
 May 31, 1998        $ 9.98     0.57        0.11          (0.57)              --    $10.09    6.98%   $197,256     0.64%      5.67%
 For the year ended
 May 31, 1997        $ 9.93     0.58        0.05          (0.58)              --    $ 9.98    6.47%   $194,033     0.65%      5.78%
 For the year ended
 May 31, 1996        $10.09     0.60       (0.12)         (0.60)           (0.04)   $ 9.93    4.87%   $ 86,383     0.63%      5.87%
 For the period ended
 May 31, 1995(1)     $10.00     0.56        0.09          (0.56)              --    $10.09    6.74%*  $ 52,581     0.48%      6.31%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
 For the six month period ended
 November 30, 1999+  $ 9.93     0.30       (0.29)         (0.29)           (0.05)   $ 9.60    0.15%*  $330,265     0.80%      5.68%
 For the year ended
 May 31, 1999        $10.25     0.55       (0.26)         (0.55)           (0.06)   $ 9.93    2.83%   $343,196     0.80%      5.37%
 For the year ended
 May 31, 1998        $ 9.99     0.61        0.26          (0.61)             --     $10.25    8.88%   $392,556     0.80%      5.91%
 For the year ended
 May 31, 1997        $ 9.90     0.63        0.17          (0.63)           (0.08)   $ 9.99    8.32%   $334,778     0.80%      6.31%
 For the year ended
 May 31, 1996        $10.39     0.65       (0.37)         (0.65)           (0.12)   $ 9.90    2.64%   $235,022     0.80%      6.17%
 For the period ended
 May 31, 1995(1)     $10.00     0.62        0.39          (0.62)             --     $10.39   10.69%*  $196,515     0.55%      7.01%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
 For the six month period ended
 November 30, 1999+  $ 9.45     0.25       (0.18)         (0.25)             --     $ 9.27    0.71%*  $268,810     0.80%      5.36%
 For the year ended
  May 31, 1999       $ 9.60     0.51       (0.15)         (0.51)             --     $ 9.45    3.73%   $276,781     0.80%      5.25%
 For the year ended
 May 31, 1998        $ 9.37     0.55        0.23          (0.55)             --     $ 9.60    8.56%   $252,719     0.80%      5.80%
 For the year ended
 May 31, 1997        $ 9.31     0.59        0.06          (0.59)             --     $ 9.37    7.16%   $209,141     0.79%      6.30%
 For the year ended
 May 31, 1996        $ 9.57     0.61       (0.26)         (0.61)             --     $ 9.31    3.65%   $167,494     0.80%      6.23%
 For the year ended
 May 31, 1995        $ 9.36     0.58        0.21          (0.58)             --     $ 9.57    8.79%   $130,081     0.80%      6.24%
------------------------------------------------------------------------------------------------------------------------------------


[TABLE CONTINUED]

--------------------------------------
    RATIO         RATIO
  OF EXPENSES    NET INCOME
  TO AVERAGE    TO AVERAGE
   NET ASSETS    NET ASSETS   PORTFOLIO
 (EXCLUDING    (EXCLUDING     TURNOVER
   WAIVERS)      WAIVERS)        RATE

BOSTON 1784 SHORT-TERM INCOME FUND
 For the six month
 period ended
 November 30, 1999+  0.89%        5.11%        23.43%
 For the year ended
 May 31, 1999        0.89%        5.05%        36.57%
 For the year ended
 May 31, 1998        0.89%        5.42%        83.84%
 For the year ended
 May 31, 1997        0.93%        5.50%       128.11%
 For the year ended
 May 31, 1996        1.06%        5.44%        95.06%
 For the period ended
 May 31, 1995(1)     1.27%        5.52%        84.54%
------------------------------------------------------
BOSTON 1784 INCOME FUND
 For the six month period ended
 November 30, 1999+  1.11%        5.37%        59.26%
 For the year ended
 May 31, 1999        1.11%        5.06%        64.34%
 For the year ended
 May 31, 1998        1.11%        5.60%        79.09%
 For the year ended
 May 31, 1997        1.15%        5.96%        78.63%
 For the year ended
 May 31, 1996        1.20%        5.77%       100.51%
 For the period ended
 May 31, 1995(1)     1.23%        6.33%        80.53%
------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
 For the six month period ended
 November 30, 1999+  1.11%        5.05%        23.75%
 For the year ended
  May 31, 1999       1.12%        4.93%        47.85%
 For the year ended
 May 31, 1998        1.12%        5.48%        73.65%
 For the year ended
 May 31, 1997        1.16%        5.93%        98.22%
 For the year ended
 May 31, 1996        1.24%        5.79%       158.66%
 For the year ended
 May 31, 1995        1.27%        5.77%       142.14%
------------------------------------------------------




 +All ratios for the period including total return have been annualized. *Returns are for the period indicated and have not been annualized.
(1) Boston 1784 Short-Term Income Fund and Boston 1784 Income Fund commenced operations on July 1, 1994. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

                                                               BOSTON 1784 FUNDS

BOSTON 1784 TAX-EXEMPT INCOME FUNDS
For the period ended November 30, 1999 (Unaudited) and the periods ended May 31 For a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------


                       NET               REALIZED AND                                NET                NET                   RATIO
                      ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                      VALUE      NET       GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                    BEGINNING INVESTMENT (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD TO AVERAGE TO AVERAGE
                    OF PERIOD  INCOME    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN     (000)  NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


Boston 1784 Tax-Exempt Medium-Term Income Fund
 For the six month period ended
 November 30, 1999+  $10.33     0.22        (0.46)        (0.22)         (0.11)     $ 9.76 (2.33)%*   $345,162    0.80%       4.43%
 For the year ended
 May 31, 1999        $10.52     0.45        (0.01)        (0.45)         (0.18      $10.33  4.24%     $356,995    0.80%       4.31%
 For the year ended
 May 31, 1998        $10.18     0.48         0.44         (0.48)         (0.10)     $10.52  9.24%     $303,578    0.80%       4.62%
 For the year ended
 May 31, 1997        $ 9.99     0.50         0.19         (0.50)            --      $10.18  7.74%     $250,526    0.80%       4.92%
 For the year ended
 May 31, 1996        $10.14     0.51        (0.09)        (0.51)         (0.06)     $ 9.99  4.31%     $196,787    0.79%       4.90%
 For the year ended
 May 31, 1995        $ 9.90     0.48         0.24         (0.48)           --       $10.14  7.58%     $176,345    0.80%       5.02%
------------------------------------------------------------------------------------------------------------------------------------
Boston 1784 Connecticut Tax-Exempt Income Fund
 For the six month period ended
 November 30, 1999+  $10.67     0.23        (0.43)        (0.23)         (0.05)     $10.19 (1.87)%*   $178,270    0.80%       4.43%
 For the year ended
 May 31, 1999        $10.81     0.48        (0.08)        (0.48)         (0.06)     $10.67  3.72%     $187,725    0.80%       4.37%
 For the year ended
 May 31, 1998        $10.38     0.50         0.45         (0.50)         (0.02)     $10.81  9.29%     $142,107    0.80%       4.66%
 For the year ended
 May 31, 1997        $10.17     0.51         0.21         (0.51)            --      $10.38  7.26%     $103,104    0.76%       4.94%
 For the year ended
 May 31, 1996        $10.27     0.53        (0.10)        (0.53)            --      $10.17  4.20%     $ 81,441    0.75%       5.02%
 For the period ended
 May 31, 1995(1)     $10.00     0.45         0.27         (0.45)            --      $10.27  7.45%*    $ 61,369    0.52%       5.44%
------------------------------------------------------------------------------------------------------------------------------------
Boston 1784 Florida Tax-Exempt Income Fund
 For the six month period ended
 November 30, 1999+  $10.12     0.22        (0.42)        (0.22)            --      $ 9.70  2.03%*    $ 68,864    0.80%       4.37%
 For the year ended
 May 31, 1999        $10.30     0.44        (0.04)        (0.44)         (0.14)     $10.12  3.88%     $ 68,796    0.80%       4.25%
 For the period ended
 May 31, 1998(2)     $10.00     0.43         0.32         (0.43)         (0.02)     $10.30  7.63%*    $ 51,793    0.80%       4.59%
------------------------------------------------------------------------------------------------------------------------------------

[TABLE CONTINUED]
---------------------------------------------
    RATIO         RATIO
  OF EXPENSES    NET INCOME
  TO AVERAGE    TO AVERAGE
   NET ASSETS    NET ASSETS    PORTFOLIO
 (EXCLUDING    (EXCLUDING      TURNOVER
   WAIVERS)      WAIVERS)        RATE
---------------------------------------------

Boston 1784 Tax-Exempt Medium-Term Income Fund
 For the six month period ended
 November 30, 1999+  1.11%          4.12%       31.81%
 For the year ended
 May 31, 1999        1.11%          4.00%       68.58%
 For the year ended
 May 31, 1998        1.12%          4.30%       34.06%
 For the year ended
 May 31, 1997        1.17%          4.55%       33.24%
 For the year ended
 May 31, 1996        1.21%          4.48%       37.35%
 For the year ended
 May 31, 1995        1.26%          4.56%       74.74%
------------------------------------------------------
Boston 1784 Connecticut Tax-Exempt Income Fund
 For the six month period ended
 November 30, 1999+  1.12%          4.11%       16.84%
 For the year ended
 May 31, 1999        1.12%          4.05%       19.10%
 For the year ended
 May 31, 1998        1.14%          4.32%       16.81%
 For the year ended
 May 31, 1997        1.17%          4.53%        4.28%
 For the year ended
 May 31, 1996        1.29%          4.48%       20.41%
 For the period ended
 May 31, 1995(1)    1.40%          4.56%       35.56%
-----------------------------------------------------
Boston 1784 Florida Tax-Exempt Income Fund
 For the six month period ended
 November 30, 1999+  1.14%          4.03%        0.51%
 For the year ended
 May 31, 1999        1.14%          3.91%       10.88%
 For the period ended
 May 31, 1998(2)     1.19%          4.20%       21.35%
------------------------------------------------------




 + All ratios for the period including total return have been annualized.
 * Returns are for the period indicated and have not been annualized.
(1) Boston 1784 Connecticut Tax-Exempt Income Fund commenced operations on August 1, 1994. All ratios for the period have been annualized. (2) Boston 1784 Florida Tax-Exempt Income Fund commenced operations on June 30, 1997. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For the period ended November 30, 1999 (Unaudited) and the periods ended May 31 For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------


                       NET               REALIZED AND                                NET                NET                   RATIO
                      ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                      VALUE      NET       GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                    BEGINNING INVESTMENT (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD TO AVERAGE TO AVERAGE
                    OF PERIOD  INCOME    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN    (000)   NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


BOSTON 1784 Massachusetts Tax-exempt Income Fund
 For the six month period ended
 November 30, 1999+  $10.39     0.23        (0.42)        (0.23)            --     $ 9.97   (1.88)%*  $252,068     0.80%      4.45%
 For the year ended
 May 31, 1999        $10.42     0.45        (0.03)        (0.45)            --     $10.39    4.10%    $267,871     0.80%      4.32%
 For the year ended
 May 31, 1998        $10.01     0.47         0.41         (0.47)            --     $10.42    8.91%    $206,137     0.80%      4.54%
 For the year ended
 May 31, 1997        $ 9.78     0.47         0.23         (0.47)            --     $10.01    7.30%    $147,459     0.79%      4.74%
 For the year ended
 May 31, 1996        $ 9.90     0.48        (0.12)        (0.48)            --     $ 9.78    3.64%    $106,619     0.80%      4.73%
 For the year ended
 May 31, 1995        $ 9.81     0.47         0.09         (0.47)            --     $ 9.90    6.00%   $  82,058     0.80%      4.93%
------------------------------------------------------------------------------------------------------------------------------------
Boston 1784 Rhode Island Tax-Exempt Income Fund
 For the six month period ended
 November 30, 1999+  $10.50     0.23        (0.49)        (0.23)         (0.04)    $ 9.97   (2.46)%* $ 97,021      0.80%      4.53%
 For the year ended
 May 31, 1999        $10.62     0.47        (0.04)        (0.47)         (0.08)    $10.50    4.11%   $102,073      0.80%      4.42%
 For the year ended
 May 31, 1998        $10.31     0.49         0.35         (0.49)         (0.04)    $10.62    8.28%   $ 76,797      0.80%      4.64%
 For the year ended
 May 31, 1997        $10.06     0.50         0.25         (0.50)            --     $10.31    7.61%   $ 53,752      0.79%      4.88%
 For the year ended
 May 31, 1996        $10.13     0.53        (0.07)        (0.53)            --     $10.06    4.65%   $ 37,904      0.77%      5.16%
 For the period ended
 May 31, 1995(1)     $10.00     0.45         0.13         (0.45)            --     $10.13    6.09%*  $ 32,495      0.54%      5.56%
------------------------------------------------------------------------------------------------------------------------------------

[TABLE CONTINUED]


 -----------------------------------------------
     RATIO         RATIO
   OF EXPENSES    NET INCOME
   TO AVERAGE    TO AVERAGE
    NET ASSETS    NET ASSETS    PORTFOLIO
  (EXCLUDING    (EXCLUDING      TURNOVER
    WAIVERS)      WAIVERS)        RATE
 -----------------------------------------------

 BOSTON 1784 Massachusetts Tax-exempt Income Fund
  For the six month period ended
- November 30, 1999+  1.12%         4.13%       0.82%
  For the year ended
  May 31, 1999        1.12%         4.00%       9.32%
  For the year ended
  May 31, 1998        1.14%         4.20%       6.45%
  For the year ended
  May 31, 1997        1.18%         4.35%       9.47%
  For the year ended
  May 31, 1996        1.28%         4.25%      47.00%
  For the year ended
  May 31, 1995        1.35%         4.38%      34.59%
 ----------------------------------------------------
 Boston 1784 Rhode Island Tax-Exempt Income Fund
  For the six month period ended
  November 30, 1999+  1.12%         4.21%       9.47%
  For the year ended
  May 31, 1999        1.13%         4.09%      12.44%
  For the year ended
  May 31, 1998        1.16%         4.28%      13.79%
  For the year ended
  May 31, 1997        1.21%         4.46%       8.18%
  For the year ended
  May 31, 1996        1.35%         4.58%      19.68%
  For the period ended
  May 31, 1995(1)     1.60%         4.50%      57.51%
 ----------------------------------------------------





 + All ratios for the period including total return have been annualized.
 * Returns are for the period indicated and have not been annualized.
(1) Boston 1784 Rhode Island Tax-Exempt Income Fund commenced operations on August 1, 1994. All ratios for the period have been annualized.








    The accompanying notes are an integral part of the financial statements.

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
BOSTON 1784 STOCK FUNDS
For the period ended November 30, 1999 (Unaudited) and the periods ended May 31 For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------



                       NET               REALIZED AND                                NET                NET                   RATIO
                      ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                      VALUE      NET       GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                    BEGINNING INVESTMENT (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD TO AVERAGE TO AVERAGE
                    OF PERIOD  INCOME    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN    (000)   NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Boston 1784 Asset Allocation Fund
 For the six month period ended
 November 30, 1999+  $14.97     0.21        0.85          (0.21)         (0.46)     $15.36    7.04%*   $ 53,844    1.00%      2.39%
 For the year ended
 May 31, 1999        $15.16     0.38        0.48          (0.39)         (0.66)     $14.97    5.92%    $ 53,371    0.96%      2.57%
 For the year ended
 May 31, 1998        $13.40     0.37        2.30          (0.38)         (0.53)     $15.16   20.51%    $ 50,283    0.98%      2.66%
 For the year ended
 May 31, 1997        $12.31     0.34        1.44          (0.33)         (0.36)     $13.40   14.89%    $ 35,522    1.07%      2.87%
 For the year ended
 May 31, 1996        $10.99     0.31        1.61          (0.31)         (0.29)     $12.31   17.83%    $ 16,831    1.25%      2.86%
 For the year ended
 May 31, 1995        $ 9.84     0.28        1.15          (0.27)         (0.01)     $10.99   14.84%    $  8,622    1.25%      2.88%
------------------------------------------------------------------------------------------------------------------------------------
Boston 1784 Growth and Income Fund
 For the six month period ended
 November 30, 1999+  $22.17    (0.01)       2.17          (0.00)         (2.37)     $21.96    9.56%*   $516,732    0.89%     (0.10)%
 For the year ended
 May 31, 1999        $21.72     0.02        0.97          (0.04)         (0.50)     $22.17    4.65%    $549,416    0.89%      0.12%
 For the year ended
 May 31, 1998        $17.54     0.07        4.55          (0.09)         (0.35)     $21.72   26.71%    $553,997    0.90%      0.36%
 For the year ended
 May 31, 1997        $15.23     0.12        2.63          (0.11)         (0.33)     $17.54   18.33%    $457,952    0.92%      0.77%
 For the year ended
 May 31, 1996        $12.16     0.10        3.08          (0.11)         (0.00)     $15.23   26.32%    $303,463    0.94%      0.78%
 For the year ended
 May 31, 1995        $10.57     0.11        1.67          (0.10)         (0.09)     $12.16   17.09%    $229,200    0.94%      1.05%
------------------------------------------------------------------------------------------------------------------------------------

[TABLE CONTINUED]

------------------------------------------

    RATIO         RATIO
  OF EXPENSES    NET INCOME
  TO AVERAGE    TO AVERAGE
   NET ASSETS    NET ASSETS    PORTFOLIO
 (EXCLUDING    (EXCLUDING      TURNOVER
   WAIVERS)      WAIVERS)        RATE
------------------------------------------


Boston 1784 Asset Allocation Fund
 For the six month period ended
 November 30, 1999+  1.25%         2.14%        22.09%
 For the year ended
 May 31, 1999        1.21%         2.32%        49.78%
 For the year ended
 May 31, 1998        1.23%         2.41%        47.83%
 For the year ended
 May 31, 1997        1.37%         2.57%        23.60%
 For the year ended
 May 31, 1996        1.90%         2.21%        39.56%
 For the year ended
 May 31, 1995        2.51%         1.62%        67.23%
------------------------------------------------------
Boston 1784 Growth and Income Fund
 For the six month period ended
 November 30, 1999+  1.14%        (0.35)%       16.65%
 For the year ended
 May 31, 1999        1.14%        (0.13)%       50.15%
 For the year ended
 May 31, 1998        1.15%         0.11%        39.03%
 For the year ended
 May 31, 1997        1.19%         0.50%        15.35%
 For the year ended
 May 31, 1996        1.24%         0.48%        39.50%
 For the year ended
 May 31, 1995        1.23%         0.76%        38.94%
------------------------------------------------------


 + All ratios for the period have been annualized.
 * Returns are for the period indicated and have not been annualized.













    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
BOSTON 1784 STOCK FUNDS (CONTINUED)
For the period ended November 30, 1999 (Unaudited) and the periods ended May 31 For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------



                       NET               REALIZED AND                                NET                NET                   RATIO
                      ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                      VALUE      NET       GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                    BEGINNING INVESTMENT (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD TO AVERAGE TO AVERAGE
                    OF PERIOD  INCOME    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN    (000)   NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Boston 1784 Growth Fund
 For the six month period ended
 November 30, 1999+  $12.06    (0.02)        5.26         (0.00)         (1.20)    $16.10    43.20%*  $249,396    0.90%      (0.43)%
 For the year ended
 May 31, 1999        $12.93    (0.08)       (0.41)        (0.00)         (0.38)    $12.06    (3.54)%  $185,476    0.93%      (0.39)%
 For the year ended
 May 31, 1998        $12.20    (0.05)        1.59         (0.00)         (0.81)    $12.93    12.64%   $257,550    0.91%      (0.35)%
 For the year ended
 May 31, 1997        $11.27     0.02         0.96         (0.05)         (0.00)    $12.20     8.77%   $261,487    0.77%       0.17%
 For the period ended
 May 31, 1996(1)     $10.00     0.02         1.25         (0.00)         (0.00)    $11.27    12.70%*  $ 46,026    0.20%       1.75%
------------------------------------------------------------------------------------------------------------------------------------
Boston 1784 International Equity Fund
 For the six month period ended
 November 30, 1999+  $12.92     0.02         5.37         (0.00)         (2.96)    $15.35    42.75%*  $477,273    1.16%       0.32%
 For the year ended
 May 31, 1999        $13.69    (0.00)       (0.66)        (0.03)         (0.08)    $12.92    (4.85)%  $389,753    1.20%       0.06%
 For the year ended
 May 31, 1998        $13.20    (0.02)        0.80         (0.15)         (0.14)    $13.69     6.19%   $469,819    1.24%       0.04%
 For the year ended
 May 31, 1997        $12.05     0.07         1.23         (0.09)         (0.06)    $13.20    10.93%   $503,048    1.27%       0.41%
 For the year ended
 May 31, 1996        $10.41     0.11         1.85         (0.27)         (0.05)    $12.05    19.08%   $362,460    1.13%       0.76%
 For the period ended
 May 31, 1995(2)     $10.00     0.06         0.35         (0.00)         (0.00)    $10.41     4.73%*  $148,439    0.89%       2.06%
------------------------------------------------------------------------------------------------------------------------------------

[TABLE CONTINUED]

------------------------------------------

    RATIO         RATIO
  OF EXPENSES    NET INCOME
  TO AVERAGE    TO AVERAGE
   NET ASSETS    NET ASSETS    PORTFOLIO
 (EXCLUDING    (EXCLUDING      TURNOVER
   WAIVERS)      WAIVERS)        RATE
------------------------------------------

Boston 1784 Growth Fund
 For the six month period ended
 November 30, 1999+  1.15%        (0.68)%       45.05%
 For the year ended
 May 31, 1999        1.18%        (0.64)%       61.02%
 For the year ended
 May 31, 1998        1.16%        (0.60)%       48.60%
 For the year ended
 May 31, 1997        1.15%        (0.21)%       57.46%
 For the period ended
 May 31, 1996(1)     1.73%         0.22%         0.00%
-----------------------------------------------------
Boston 1784 International Equity Fund
 For the six month period ended
 November 30, 1999+  1.41%         0.07%        67.12%
 For the year ended
 May 31, 1999        1.45%        (0.19)%      115.83%
 For the year ended
 May 31, 1998        1.49%        (0.21)%      103.47%
 For the year ended
 May 31, 1997        1.52%         0.16%        22.88%
 For the year ended
 May 31, 1996        1.61%         0.28%        15.55%
 For the period ended
 May 31, 1995(2)     1.70%         1.25%        11.03%
------------------------------------------------------




 + All ratios for the period have been annualized.
 * Returns are for the period indicated and have not been annualized.
(1) Boston 1784 Growth Fund commenced operations on March 28, 1996. All ratios for the period have been annualized. (2) Boston 1784 International Equity Fund commenced operations on January 3, 1995. All ratios for the period have been annualized.


    The accompanying notes are an integral part of the financial statements.

                                                               BOSTON 1784 FUNDS

november 30, 1999
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

Boston 1784 Tax-Free Money Market, Boston 1784 U.S. Treasury Money Market, Boston 1784 Prime Money Market (the "Money Market Funds"), Boston 1784 Short-Term Income, Boston 1784 Income, Boston 1784 U.S. Government Medium-Term Income (the "Bond Funds"), Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income, Boston 1784 Rhode Island Tax-Exempt Income (the "Tax-Exempt Income Funds"), Boston 1784 Asset Allocation, Boston 1784 Growth and Income, Boston 1784 Growth and Boston 1784 International Equity Funds (the "Stock Funds") are portfolios offered by Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of November 30, 1999:

MONEY MARKET FUNDS:
Boston 1784 Tax-Free Money Market Fund
Boston 1784 U.S. Treasury Money Market Fund
Boston 1784 Institutional U.S. Treasury
  Money Market Fund
Boston 1784 Prime Money Market Fund
Boston 1784 Institutional Prime Money Market Fund

BOND FUNDS:
Boston 1784 Short-Term Income Fund
Boston 1784 Income Fund
Boston 1784 U.S. Government Medium-Term
  Income Fund



TAX-EXEMPT INCOME FUNDS:
Boston 1784 Tax-Exempt Medium-Term Income Fund
Boston 1784 Connecticut Tax-Exempt Income Fund
Boston 1784 Florida Tax-Exempt Income Fund
Boston 1784 Massachusetts Tax-Exempt Income Fund
Boston 1784 Rhode Island Tax-Exempt Income Fund

STOCK FUNDS:
Boston 1784 Asset Allocation Fund
Boston 1784 Growth and Income Fund
Boston 1784 Growth Fund
Boston 1784 International Equity Fund

The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The financial statements of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are not presented herein but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION --
In valuing each of the Stock, Bond and Tax-Exempt Income Fund's assets, bonds and other fixed income securities are valued on the basis of valuations furnished by a pricing service, use of which has been approved by november 30, 1999
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
the Board of Trustees of the Trust. In making such valuations, the pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other electronic data processing techniques.
     Equity securities listed on a domestic securities exchange for which quotations are readily available, including securities traded over the counter, are valued by a pricing service at the last quoted sale price on the principal exchange on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.
     Equity securities which are primarily traded on a foreign exchange are generally valued by a pricing service at the preceding closing value on the exchange. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees of the Trust, or pursuant to procedures adopted by the Board subject to review by the Board of the resulting valuations.
     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FOREIGN CURRENCY TRANSACTIONS --
The books and records of the Funds are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     I. market value of investment securities, assets and liabilities at the current rate of exchange; and
    II. purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The Funds do not isolate that portion of gains and losses on investment securities that are due to changes in the foreign exchange rates from that due to changes in market prices of such securities.
     The Funds report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period, with the exception of Boston 1784 U.S. Government Medium- Term Income Fund which does not accrete or amortize purchase discounts and premiums. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

REPURCHASE AGREEMENTS --
The Funds invest in tri-party repurchase agreements. Securities pledged as collateral for tri-party repurchase agreements are

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES --
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
The Money Market, Bond and Tax-Exempt Income Funds declare distributions from net investment income on a daily basis, payable on the first business day of the following month. Boston 1784 Asset Allocation and Boston 1784 Growth and Income Funds declare and pay dividends on a quarterly basis. Boston 1784 Growth Fund declares and pays dividends on a semi-annual basis. Boston 1784 International Equity Fund declares and pays dividends on an annual basis. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when related income is earned.

ORGANIZATIONAL COSTS --
Organizational costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holders thereof by the Funds will be reduced by the unamortized organizational costs in the same ratio as the number of shares redeemed bears to the initial shares outstanding at the time of redemption.

OTHER --
Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by

NOVEMBER 30, 1999
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
foreign investors. In addition, for various reasons, including a deterioration in a country's balance of payments, a country may impose temporary restrictions on foreign capital remittances abroad. The security exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited.

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by Bank-Boston, N.A. (the "Adviser"). The Adviser is entitled to receive a fee of 0.40% of the average daily net assets of Boston 1784 Tax-Free Money Market, Boston 1784 U.S. Treasury Money Market and Boston 1784 Prime Money Market Funds, 0.50% of the average daily net assets of Boston 1784 Short-Term Income Fund, 0.74% of the average daily net assets of Boston 1784 Income, Boston 1784 U.S. Government Medium-Term Income, Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income, Boston 1784 Rhode Island Tax-Exempt Income, Boston 1784 Asset Allocation, Boston 1784 Growth and Income and Boston 1784 Growth Funds. Such fees are computed daily and paid monthly. The Adviser has voluntarily agreed to waive a portion of its fee as necessary to assist the Funds in maintaining competitive expense ratios. Boston 1784 International Equity Fund has entered into separate investment advisory agreements (each an "Advisory Agreement") with BankBoston, N.A. ("BankBoston") and with Kleinwort Benson Investment Management Americas Inc. ("Kleinwort" and together with BankBoston the "International Advisers"). The Advisory Agreement with BankBoston is dated as of November 28, 1994; the Advisory Agreement with Kleinwort is dated as of October 27, 1995. The International Advisers are entitled to receive an aggregate fee of 1.00% of the average daily net assets of Boston 1784 International Equity Fund. Such fee is computed daily and paid monthly.
     The Trust and BankBoston, N.A. were parties to a custodial agreement dated June 1, 1993 under which BankBoston, N.A. held cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended. For the period June 1, 1998 to September 30, 1998, BankBoston, N.A. served as the Funds' custodian and received an annual fee, paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million in average daily net assets and 0.005% for the average daily net assets over $200 million of each of the Funds. On September 30, 1998, the Custodial Agreement was amended and assigned to Investors Bank & Trust

                                                               BOSTON 1784 FUNDS

Company ("IBT"). Effective October 1, 1998, IBT is entitled to receive an annual fee, to be paid monthly, of 0.005% of the market value of each Fund's assets. In the capacity as custodian to the Trust, BankBoston, N.A. played and IBT plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES
Pursuant to an administration agreement dated December 1, 1996, SEI Investments Mutual Funds Services, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.
     SEI Investments Distribution Co. ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, became the Trust's Distributor pursuant to a distribution agreement dated June 1, 1993, as amended and restated October 27, 1995. The Trust has adopted a distribution plan with respect to each of the Bond, Tax-Exempt Income and stock Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (collectively, the "Plan"). The Distribution Agreement and the Plan provide that the Trust will pay the Distributor a fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each of the Bond, Tax-Exempt Income and Stock Funds. The Distributor agreed to voluntarily waive all of its 12b-1 distribution fee for the six month period ended November 30, 1999.
   Pursuant to a Shareholder Services Agreement dated December 1, 1996, BankBoston, N.A. provides certain shareholder services to Boston 1784 U.S. Treasury Money Market Fund and Boston 1784 Prime Money Market Fund and receives compensation, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each such Fund. BankBoston, N.A. provides shareholder services to the other Boston 1784 Funds presented in this report, for which it does not receive compensation.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust. The Trust has paid legal fees to a law firm of which the Secretary of the Trust is a member.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, for the six month period ended November 30, 1999, are as presented below for the Bond, Tax-Exempt Income and Stock Funds.

NOVEMBER 30, 1999
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FUND INVESTMENT TRANSACTIONS (000):
                                                                 PURCHASES                          SALES
====================================================================================================================================

                                                     U.S. GOVERNMENT                 U.S. GOVERNMENT
FOR THE PERIOD ENDED NOVEMBER 30, 1999                 SECURITIES       OTHER           SECURITIES        OTHER
====================================================================================================================================

Boston 1784 Short-Term Income Fund                     $ 15,926       $ 13,985          $ 12,412        $ 25,588
Boston 1784 Income Fund                                 114,500         68,946            89,957         105,025
Boston 1784 U.S. Government
   Medium-Term Income Fund                               54,305             --            68,260           1,577
Boston 1784 Tax-Exempt Medium-Term Income Fund               --        109,700                --         106,425
Boston 1784 Connecticut Tax-Exempt Income Fund               --         29,376                --          29,434
Boston 1784 Florida Tax-Exempt Income Fund                   --          3,585                --             325
Boston 1784 Massachusetts Tax-Exempt Income Fund             --          5,414                --           1,935
Boston 1784 Rhode Island Tax-Exempt Income Fund              --          8,941                --          10,051
Boston 1784 Asset Allocation Fund                         2,909          4,274             3,318           3,754
Boston 1784 Growth and Income Fund                           --         84,364                --         162,673
Boston 1784 Growth Fund                                      --         88,222                --         103,744
Boston 1784 International Equity Fund                        --        262,616                --         323,634

     The aggregate gross unrealized gains or losses on securities at November 30, 1999 for the Bond, Tax-Exempt Income and Stock Funds are as follows (000):

                                                        AGGREGATE        AGGREGATE
                                                          GROSS            GROSS            NET
                                                       UNREALIZED       UNREALIZED      UNREALIZED
                                                          GAINS           LOSSES      GAINS/(LOSSES)
======================================================================================================

Boston 1784 Short-Term Income Fund                       $   53         $(1,783)        $ (1,730)
Boston 1784 Income Fund                                     349         (11,156)         (10,807)
Boston 1784 U.S. Government Medium-Term Income Fund       1,100          (6,039)          (4,939)
Boston 1784 Tax-Exempt Medium-Term Income Fund            2,190          (7,931)          (5,741)
Boston 1784 Connecticut Tax-Exempt Income Fund            1,799          (5,416)          (3,617)
Boston 1784 Florida Tax-Exempt Income Fund                  346          (2,193)          (1,847)
Boston 1784 Massachusetts Tax-Exempt Income Fund          2,464          (7,320)          (4,856)
Boston 1784 Rhode Island Tax-Exempt Income Fund             783          (3,708)          (2,925)
Boston 1784 Asset Allocation Fund                        11,275          (1,577)           9,698
Boston 1784 Growth and Income Fund                      255,663          (2,018)         253,645
Boston 1784 Growth Fund                                 119,237          (3,115)         116,122
Boston 1784 International Equity Fund                   140,435          (4,924)         135,511

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
6. CONCENTRATION OF CREDIT RISK

Boston 1784 Tax-Free Money Market, Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income and Boston 1784 Rhode Island Tax-Exempt Income Funds invest in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income and Boston 1784 Rhode Island Tax-Exempt Income Funds invest primarily in obligations located in Connecticut, Florida, Massachusetts and Rhode Island, respectively.

7. LINE OF CREDIT

The Trust has entered into a Line of Credit Agreement. Pursuant to this agreement, the Trust has access to a $50 million uncommitted line of credit and a $20 million committed line of credit. The Trust is charged a commitment fee of
 .10% of the unused portion of the committed line of credit. Borrowings under the line are charged interest at the current overnight Federal Funds rate plus
0.50%. Each Fund is individually, and not jointly, liable for its particular advances under the line. For the six month period ended November 30, 1999, the following funds were borrowed under the agreement.


                                                   WEIGHTED                                           WEIGHTED
                                  MAXIMUM           AVERAGE                             INTEREST       AVERAGE
FUND                             BORROWING       LOAN BALANCE           DATE              PAID          RATE
====================================================================================================================================


International Equity Fund      $13,500,000        $6,760,000      11/18/99-11/22/99     $5,268         5.99%

At November 30, 1999, there were no borrowings outstanding under the agreement.

NOVEMBER 30, 1999
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
8. FORWARD FOREIGN CURRENCY CONTRACTS

Boston 1784 International Equity Fund enters into forward foreign currency exchange contracts as hedges against specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded, as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time the forward contracts are extinguished. Such contracts, which protect the value of the Fund's investment securities against a decline in value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, they also tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at November 30, 1999:
--------------------------------------------------------------------------------


BOSTON 1784 INTERNATIONAL EQUITY FUND
FOREIGN CURRENCY SALES:

                                     CONTRACT TO               IN EXCHANGE                 UNREALIZED
          MATURITY                     RECEIVE                     FOR                    DEPRECIATION
            DATE                        (000)                     (000)                       (000)
====================================================================================================================================

           12/01/99              GBP             114               $214                      $  33
                                                                                             =====

------------------------------------------------------------------------------------------------------------------------------------

Currency Legend
GBP -- Great British Pounds

                                                               BOSTON 1784 FUNDS

RECENT DEVELOPMENTS
--------------------------------------------------------------------------------
The merger of BankBoston Corporation, the parent company of BankBoston, with Fleet Financial Group, Inc., forming FleetBoston Financial Corporation, was successfully completed on October 1, 1999. BankBoston, the adviser to Boston 1784 Funds, is now a subsidiary of FleetBoston Financial Corporation.

In addition, Oechsle International Advisors LLC ("Oechsle") will succeed Kleinwort Benson Investment Management Americas Inc. as co-investment adviser to the International Equity Fund on or before February 7, 2000. Oechsle is a U.S.-based investment adviser currently managing approximately $12 billion of assets, with offices in Boston, England, Japan, Germany and Cayman Island, BWI. FleetBoston Financial Corporation owns approximately 36% of Oechsle.

Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA of Oechsle will serve as co-managers of Boston 1784 International Equity Fund, along with Kenton J. Ide, Director of Investments for BankBoston's Private Bank, who has been a co-manager of the Fund since 1995. Mr. Keesler is Chief Investment Officer and a portfolio manager/research analyst with Oechsle, and has been associated with Oechsle since 1986. Ms. Harris, a principal and portfolio manager with Oechsle, has been associated with Oechsle since 1995. There will be no change in the management fees payable by Boston 1784 International Equity Fund.

NOTES
--------------------------------------------------------------------------------

BLANK PAGE

MONEY MARKET FUNDS
[Bullet]  Boston 1784 Tax-Free Money Market Fund
[Bullet]  Boston 1784 U.S. Treasury Money Market Fund
[Bullet]  Boston 1784 Institutional U.S. Treasury
          Money Market Fund*
[Bullet]  Boston 1784 Prime Money Market Fund
[Bullet]  Boston 1784 Institutional Prime Money
          Market Fund*

BOND FUNDS
[Bullet] Boston 1784 Short-Term Income Fund
[Bullet] Boston 1784 Income Fund
[Bullet] Boston 1784 U.S. Government
         Medium-Term Income Fund

TAX-EXEMPT INCOME FUNDS
[Bullet] Boston 1784 Tax-Exempt Medium-Term Income Fund
[Bullet] Boston 1784 Connecticut Tax-Exempt Income Fund
[Bullet] Boston 1784 Florida Tax-Exempt Income Fund
[Bullet] Boston 1784 Massachusetts Tax-Exempt Income Fund
[Bullet] Boston 1784 Rhode Island Tax-Exempt Income Fund

STOCK FUNDS
[Bullet]  Boston 1784 Asset Allocation Fund
[Bullet]  Boston 1784 Growth and Income Fund
[Bullet]  Boston 1784 Growth Fund
[Bullet]  Boston 1784 International Equity Fund

* Covered by Boston 1784 Institutional Money Market Funds Semi-Annual Report

[Boston logo omitted]

Boston 1784 Funds
P.O. Box 8524
Boston, MA 02266-8524
1-800-BKB-1784

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
BankBoston, N.A.
Boston, MA 02110




CO-ADVISER FOR
BOSTON 1784 INTERNATIONAL EQUITY FUND
Kleinwort Benson Investment
Management Americas Inc.
New York, NY 10005

ADMINISTRATOR
SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456

LEGAL COUNSEL
Bingham Dana LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

CUSTODIAN
Investors Bank & Trust Company
Boston, MA 02116



This report and the financial statements contained herein are for the general information of the shareholders of the funds named above. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by a currently effective prospectus.

                                                                         MF-0149